Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Australia (6.9%)
	BHP Group Ltd.	43,107,592	1,338,325
	Commonwealth Bank of Australia	14,325,329	1,336,206
	CSL Ltd.	4,126,989	815,219
	National Australia Bank Ltd.	26,555,377	687,527
	Westpac Banking Corp.	29,693,293	648,873
	ANZ Group Holdings Ltd.	25,734,043	540,825
	Macquarie Group Ltd.	3,000,736	480,153
	Wesfarmers Ltd.	9,688,080	470,462
	Goodman Group	15,947,079	406,794
	Rio Tinto Ltd.	3,177,636	281,047
	Woodside Energy Group Ltd.	16,176,835	278,844
	Woolworths Group Ltd.	10,452,854	240,199
	Transurban Group	26,451,153	238,988
	Aristocrat Leisure Ltd.	5,431,892	219,310
	Fortescue Ltd.	13,608,267	191,939
	Brambles Ltd.	11,923,868	156,510
*	James Hardie Industries plc GDR	3,705,750	147,258
	QBE Insurance Group Ltd.	12,830,641	146,507
	Coles Group Ltd.	11,137,957	138,851
	Amcor plc GDR	12,297,306	138,414
	Suncorp Group Ltd.	10,870,760	135,746
	Santos Ltd.	27,750,551	134,463
*	Xero Ltd.	1,288,912	133,230
	WiseTech Global Ltd.	1,382,470	130,915
	Scentre Group	44,448,433	111,739
	Cochlear Ltd.	545,744	106,202
	Northern Star Resources Ltd.	9,603,594	105,200
	Insurance Australia Group Ltd.	20,411,350	103,732
	Origin Energy Ltd.	14,695,223	101,795
	South32 Ltd.	38,742,388	99,371
	Telstra Group Ltd.	34,576,656	92,545
	Computershare Ltd. (XASX)	5,005,924	87,268
	CAR Group Ltd.	3,143,548	81,312
	Sonic Healthcare Ltd.	4,090,863	76,944
	Stockland	20,390,082	73,544
	ASX Ltd.	1,659,845	73,208
	Lottery Corp. Ltd.	19,024,601	67,066
*	NEXTDC Ltd.	5,142,294	62,013
	REA Group Ltd.	432,246	59,815
	Medibank Pvt Ltd.	23,511,863	59,319
	APA Group	10,985,716	58,793
	BlueScope Steel Ltd.	3,783,321	57,752
	Treasury Wine Estates Ltd.	6,939,966	57,293
	GPT Group	16,389,777	56,198
*,1	Pilbara Minerals Ltd.	24,649,698	55,444
	Pro Medicus Ltd.	435,046	53,547
	Orica Ltd.	4,170,582	53,275
	Mineral Resources Ltd.	1,475,063	52,591
	SEEK Ltd.	3,007,980	51,491
	JB Hi-Fi Ltd.	934,296	51,421
	Evolution Mining Ltd.	15,987,572	50,936
	Seven Group Holdings Ltd.	1,691,378	49,951
	Mirvac Group	33,731,267	49,894
	Washington H Soul Pattinson & Co. Ltd.	2,081,314	49,853
	Vicinity Ltd.	32,315,145	49,236
	Dexus	9,167,738	47,834
	Endeavour Group Ltd.	13,776,780	47,642
	Charter Hall Group	4,031,662	44,306
*	Lynas Rare Earths Ltd.	7,979,812	43,782
	Ramsay Health Care Ltd.	1,498,549	43,014

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Ampol Ltd.	2,037,940	42,988
	AGL Energy Ltd.	5,096,307	41,639
	Worley Ltd.	4,082,086	41,601
	ALS Ltd.	4,120,687	40,850
	Qube Holdings Ltd.	14,958,564	40,598
	Technology One Ltd.	2,387,340	39,290
	Bendigo & Adelaide Bank Ltd.	4,848,931	38,908
	Cleanaway Waste Management Ltd.	19,065,025	38,621
	Aurizon Holdings Ltd.	15,161,702	36,885
	Steadfast Group Ltd.	9,385,587	36,738
	Reece Ltd.	1,820,126	35,695
	Incitec Pivot Ltd.	16,645,445	35,625
*	Qantas Airways Ltd.	6,857,927	35,006
*	Telix Pharmaceuticals Ltd.	2,437,904	34,733
	Atlas Arteria Ltd.	9,680,806	32,623
	Whitehaven Coal Ltd.	5,996,766	29,740
	Breville Group Ltd.	1,223,573	28,797
	Lendlease Corp. Ltd.	5,882,965	28,757
*	Sandfire Resources Ltd.	3,875,140	28,690
	Ansell Ltd.	1,257,506	27,588
	Reliance Worldwide Corp. Ltd.	6,749,582	27,267
[1]	Flight Centre Travel Group Ltd.	1,744,062	26,850
[1]	IDP Education Ltd.	2,372,193	25,988
	Bank of Queensland Ltd.	5,646,134	24,088
*,2	Life360 Inc. GDR	1,814,334	23,768
	Metcash Ltd.	9,282,647	22,946
	Downer EDI Ltd.	5,733,267	21,639
	Orora Ltd.	11,493,625	21,604
	ARB Corp. Ltd.	653,548	21,388
	Ventia Services Group Pty Ltd.	6,801,473	21,348
	IGO Ltd.	5,297,033	21,273
	Perseus Mining Ltd.	11,728,800	20,965
	AMP Ltd.	22,386,089	20,565
	National Storage REIT	11,673,324	20,464
*	Paladin Energy Ltd.	2,502,638	19,982
	AUB Group Ltd.	931,694	19,832
	Champion Iron Ltd.	3,935,126	19,797
	Challenger Ltd.	4,412,993	19,704
*	Zip Co. Ltd.	10,285,975	19,545
	HUB24 Ltd.	483,069	19,445
[2]	Viva Energy Group Ltd.	9,585,547	19,337
	Super Retail Group Ltd.	1,396,587	17,493
	Iluka Resources Ltd.	3,634,103	17,363
	Harvey Norman Holdings Ltd.	5,055,620	17,242
	nib holdings Ltd.	4,166,468	17,064
*	Webjet Ltd.	3,249,380	16,453
*	De Grey Mining Ltd.	17,107,188	16,307
	Charter Hall Long Wale REIT	5,780,060	15,922
	Region RE Ltd.	10,024,648	15,786
	New Hope Corp. Ltd.	4,337,228	15,555
	Premier Investments Ltd.	696,508	14,788
	Ramelius Resources Ltd.	9,748,258	14,679
*	Clarity Pharmaceuticals Ltd.	2,357,497	13,670
	Sigma Healthcare Ltd.	13,751,962	13,643
	Domino's Pizza Enterprises Ltd.	551,718	13,486
*	Genesis Minerals Ltd.	9,348,241	13,203
	HMC Capital Ltd.	2,255,447	12,692
	HomeCo Daily Needs REIT	14,772,229	12,664
	Beach Energy Ltd.	15,050,342	12,656
*	Emerald Resources NL	4,728,163	12,525
	Westgold Resources Ltd.	6,807,868	12,503
*	Vault Minerals Ltd.	54,939,550	12,344
	Perpetual Ltd.	959,179	12,293
	Netwealth Group Ltd.	715,986	12,252
	BWP Trust	4,673,665	12,100
	GrainCorp Ltd. Class A	1,907,936	12,090
	Sims Ltd.	1,365,362	11,863
[1]	Eagers Automotive Ltd.	1,575,242	11,861
	Yancoal Australia Ltd.	2,786,738	11,796
*	West African Resources Ltd.	9,873,166	11,706

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Lovisa Holdings Ltd.	471,323	11,705
	Codan Ltd.	1,040,930	11,573
*	PEXA Group Ltd.	1,126,136	11,476
	Gold Road Resources Ltd.	9,317,606	10,938
	Ingenia Communities Group	3,163,460	10,931
*	IRESS Ltd.	1,578,127	10,778
	TPG Telecom Ltd.	3,153,205	10,678
	GQG Partners Inc. GDR	5,465,694	10,611
	Bapcor Ltd.	2,887,711	10,579
*	Capricorn Metals Ltd.	2,681,956	10,554
	Charter Hall Retail REIT	4,230,804	10,526
	Waypoint REIT Ltd.	5,759,897	10,474
	Brickworks Ltd.	518,499	10,438
	Insignia Financial Ltd.	5,748,385	10,367
	Nine Entertainment Co. Holdings Ltd.	11,998,853	10,355
	Pinnacle Investment Management Group Ltd.	830,118	10,310
	Deterra Royalties Ltd.	3,585,981	9,975
	Centuria Industrial REIT	4,470,098	9,860
	Centuria Capital Group	6,825,953	9,808
*	Bellevue Gold Ltd.	10,815,316	9,787
	Arena REIT	3,388,977	9,720
*	Neuren Pharmaceuticals Ltd.	924,822	9,631
*	PolyNovo Ltd.	5,169,420	9,280
	Bega Cheese Ltd.	2,543,187	9,215
	NRW Holdings Ltd.	3,705,403	9,130
*	Resolute Mining Ltd.	17,930,706	9,114
	Nufarm Ltd.	3,271,915	8,914
	Nickel Industries Ltd.	13,866,044	8,779
	Corporate Travel Management Ltd.	968,717	8,622
	Amotiv Ltd.	1,198,368	8,607
*	Temple & Webster Group Ltd.	931,018	8,526
*	Spartan Resources Ltd.	8,528,496	8,449
*	Regis Resources Ltd.	5,915,640	8,283
	Nick Scali Ltd.	695,556	7,991
	Magellan Financial Group Ltd.	1,144,857	7,898
	IPH Ltd.	1,881,499	7,880
*	SiteMinder Ltd.	1,795,855	7,825
*	Deep Yellow Ltd.	8,161,722	7,810
*	Boss Energy Ltd.	3,422,610	7,762
	Elders Ltd.	1,312,526	7,648
*	Macquarie Technology Group Ltd.	132,891	7,634
*	Nuix Ltd.	1,655,256	7,494
	Karoon Energy Ltd.	6,843,165	7,386
*,1	Liontown Resources Ltd.	13,126,632	7,255
*	Mesoblast Ltd.	8,949,524	7,242
	Monadelphous Group Ltd.	813,733	7,229
	Helia Group Ltd.	2,511,491	7,014
	Imdex Ltd.	4,287,524	6,988
*	Healius Ltd.	5,731,334	6,824
	G8 Education Ltd.	6,960,700	6,799
	Tabcorp Holdings Ltd.	19,293,801	6,714
*	Megaport Ltd.	1,294,452	6,542
	EVT Ltd.	879,016	6,507
	Inghams Group Ltd.	3,143,397	6,395
	Data#3 Ltd.	1,216,258	6,373
*	Alpha HPA Ltd.	8,253,831	6,293
*	DroneShield Ltd.	6,550,565	6,196
	Stanmore Resources Ltd.	2,748,547	6,040
	Perenti Ltd.	7,917,351	5,965
*	Tuas Ltd.	1,579,640	5,905
	Charter Hall Social Infrastructure REIT	2,963,619	5,816
*	Opthea Ltd.	10,480,176	5,597
	Aussie Broadband Ltd.	2,107,190	5,594
	Collins Foods Ltd.	920,912	5,556
*	Austal Ltd.	2,713,704	5,461
	Lifestyle Communities Ltd.	929,496	5,389
	McMillan Shakespeare Ltd.	506,509	5,355
[2]	Coronado Global Resources Inc. GDR	6,302,428	5,205
	Credit Corp. Group Ltd.	486,419	5,204
*	Nanosonics Ltd.	2,023,501	5,119

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Service Stream Ltd.	4,843,565	5,097
*	Judo Capital Holdings Ltd.	4,389,022	4,979
*	Silex Systems Ltd.	1,631,650	4,864
	Regis Healthcare Ltd.	1,136,328	4,853
	Kelsian Group Ltd.	1,670,290	4,750
	Domain Holdings Australia Ltd.	2,143,325	4,726
[1]	Accent Group Ltd.	2,821,490	4,641
	Hansen Technologies Ltd.	1,373,025	4,509
*	Star Entertainment Group Ltd.	21,817,238	4,433
	Rural Funds Group	3,216,645	4,416
	Growthpoint Properties Australia Ltd.	2,374,821	4,370
*	Fleetpartners Group Ltd.	2,034,352	4,340
	SmartGroup Corp. Ltd.	741,848	4,289
[1]	Vulcan Steel Ltd.	798,830	4,245
	Hotel Property Investments Ltd.	1,656,926	4,244
*	Superloop Ltd.	3,512,306	4,203
*	Audinate Group Ltd.	617,694	4,170
	Jumbo Interactive Ltd.	439,430	4,165
	Abacus Storage King	4,474,787	4,094
*,1	Vulcan Energy Resources Ltd.	1,295,500	4,041
	Johns Lyng Group Ltd.	1,552,981	3,989
	Myer Holdings Ltd.	6,873,960	3,935
	Ridley Corp. Ltd.	2,102,447	3,806
	Centuria Office REIT	4,250,068	3,735
	Platinum Asset Management Ltd.	4,555,787	3,679
*,1	Strike Energy Ltd.	23,983,041	3,658
*	Latin Resources Ltd.	23,361,668	3,634
	Dexus Industria REIT	1,808,204	3,620
	Abacus Group	4,217,921	3,597
[1]	Clinuvel Pharmaceuticals Ltd.	371,123	3,595
	GWA Group Ltd.	2,117,795	3,533
	Infomedia Ltd.	3,051,960	3,354
	Cromwell Property Group	10,683,343	3,323
	PWR Holdings Ltd.	530,335	3,314
	oOh!media Ltd.	3,633,598	3,291
	HealthCo REIT	3,964,054	3,189
*	Chalice Mining Ltd.	2,967,279	3,133
[1]	Integral Diagnostics Ltd.	1,467,972	3,010
*	OFX Group Ltd.	2,009,346	2,990
*	Bravura Solutions Ltd.	3,136,488	2,979
	Dicker Data Ltd.	451,709	2,938
*	Select Harvests Ltd.	1,142,100	2,896
*	Cooper Energy Ltd.	21,896,783	2,802
	Australian Ethical Investment Ltd.	920,922	2,781
*,1	ioneer Ltd.	17,428,213	2,759
	Australian Clinical Labs Ltd.	1,039,010	2,638
*,3	Leo Lithium Ltd.	7,547,085	2,635
	Navigator Global Investments Ltd. (XASX)	2,156,261	2,580
*	Australian Agricultural Co. Ltd.	2,562,825	2,574
*,1	Arafura Rare Earths Ltd.	19,958,321	2,417
	Kogan.com Ltd.	670,367	2,374
	MyState Ltd.	925,534	2,347
*	Emeco Holdings Ltd.	4,362,407	2,285
*	Webjet Group Ltd.	3,246,130	2,244
*,1	BrainChip Holdings Ltd.	13,278,480	2,167
*	Cettire Ltd.	1,673,116	2,157
*	Mayne Pharma Group Ltd.	657,999	2,085
*,1	Weebit Nano Ltd.	1,533,348	2,015
	Cedar Woods Properties Ltd.	514,919	2,004
	Australian Finance Group Ltd.	1,801,460	1,986
*,1	Imugene Ltd.	56,608,722	1,914
*	Tyro Payments Ltd.	2,866,944	1,862
[1]	Humm Group Ltd.	3,207,318	1,859
*	Omni Bridgeway Ltd.	2,325,195	1,785
*	Aurelia Metals Ltd.	14,557,973	1,743
*	St Barbara Ltd.	7,037,665	1,738
	Praemium Ltd.	4,126,932	1,671
	GDI Property Group Partnership	3,552,430	1,666
*,1	Sayona Mining Ltd.	68,385,757	1,649
*,1	Syrah Resources Ltd.	9,498,214	1,635

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	SG Fleet Group Ltd.	925,050	1,602
*,1	Carnarvon Energy Ltd.	14,751,459	1,581
*	Wildcat Resources Ltd.	7,779,789	1,538
*,1	Core Lithium Ltd.	15,963,741	1,429
	Baby Bunting Group Ltd.	1,085,195	1,354
*	Mount Gibson Iron Ltd.	5,773,933	1,335
*	Alkane Resources Ltd.	4,139,729	1,283
*,3	AVZ Minerals Ltd.	18,520,485	1,280
	Solvar Ltd.	1,401,581	1,267
*,1	Fineos Corp. Ltd. GDR	1,285,705	1,248
*	Coast Entertainment Holdings Ltd.	3,744,126	1,166
*	EML Payments Ltd.	2,579,954	1,160
*,1	29Metals Ltd.	3,013,058	1,062
*,1	Calix Ltd.	1,315,539	1,049
	Jupiter Mines Ltd.	7,668,459	925
*	Seven West Media Ltd.	7,220,984	874
*,1	Novonix Ltd.	1,768,371	852
*,3	Firefinch Ltd.	8,031,301	333
*	Argosy Minerals Ltd.	1,494,357	39
	Southern Cross Media Group Ltd.	72,160	24
*	Lake Resources NL	681,530	19
			14,217,414
Austria (0.2%)
	Erste Group Bank AG	2,681,637	146,950
	OMV AG	1,213,738	51,924
[2]	BAWAG Group AG	652,590	50,561
	Verbund AG	564,019	46,666
	ANDRITZ AG	593,473	42,055
	Wienerberger AG	953,667	31,532
	voestalpine AG	945,891	24,578
	Raiffeisen Bank International AG	1,104,477	22,000
	Vienna Insurance Group AG Wiener Versicherung Gruppe	324,941	10,788
	EVN AG	312,150	9,846
*	DO & Co. AG	63,536	9,586
[1]	Oesterreichische Post AG	280,766	9,382
[1]	CA Immobilien Anlagen AG	288,929	8,635
	UNIQA Insurance Group AG	934,161	7,708
	Telekom Austria AG	749,281	7,350
*,1	Lenzing AG	165,914	6,559
*	IMMOFINANZ AG	270,738	5,410
*,1	AT&S Austria Technologie & Systemtechnik AG	213,661	4,806
	Strabag SE	112,799	4,710
	Palfinger AG	119,940	3,026
	Schoeller-Bleckmann Oilfield Equipment AG	93,127	2,990
	Porr AG	138,005	2,083
*	S IMMO AG (XWBO)	67,881	1,673
[1]	Agrana Beteiligungs AG	92,719	1,132
*	Eurotelesites AG	198,907	1,056
			513,006
Belgium (0.9%)
	Anheuser-Busch InBev SA	7,768,143	514,773
*	Argenx SE	508,757	275,080
	UCB SA	1,036,605	187,125
	KBC Group NV	2,039,717	162,276
	Ageas SA	1,410,577	75,267
	Groupe Bruxelles Lambert NV	713,560	55,604
[3]	Syensqo SA	602,244	53,370
	Lotus Bakeries NV	3,428	46,001
	Sofina SA	146,072	41,281
	D'ieteren Group	191,305	40,509
	Ackermans & van Haaren NV	188,735	40,086
	Warehouses De Pauw CVA	1,466,859	39,143
	Elia Group SA	321,619	36,758
	Aedifica SA	406,263	28,454
	Azelis Group NV	1,279,260	28,029
	Solvay SA	601,235	23,553
	Cofinimmo SA	313,356	23,007
	Umicore SA	1,741,956	22,607
	Colruyt Group NV	410,308	19,102

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	KBC Ancora	301,039	16,273
	Melexis NV	171,763	14,212
	Montea NV	157,604	13,103
	Shurgard Self Storage Ltd. (XBRU)	263,822	12,360
	Bekaert SA	296,130	12,172
	Xior Student Housing NV	317,277	11,947
	Fagron	498,749	10,319
	Proximus SADP	1,285,358	10,015
	Deme Group NV	60,339	9,813
	VGP NV	86,271	8,835
	Gimv NV	171,824	8,033
	Retail Estates NV	109,431	7,984
	Barco NV	590,624	7,841
	Tessenderlo Group SA	202,061	5,745
*	Ontex Group NV	567,810	5,646
	Kinepolis Group NV	116,549	5,189
	Euronav NV	202,920	3,326
	bpost SA	860,944	2,457
			1,877,295
Canada (9.9%)
	Royal Bank of Canada	12,057,066	1,504,849
	Toronto-Dominion Bank	15,093,673	954,424
*	Shopify Inc. Class A	10,154,464	813,513
	Enbridge Inc.	18,177,286	738,408
	Canadian Pacific Kansas City Ltd.	7,980,477	682,540
	Brookfield Corp.	12,714,187	675,263
	Canadian Natural Resources Ltd.	17,971,727	596,776
	Bank of Nova Scotia	10,457,742	569,804
	Canadian National Railway Co.	4,807,862	562,994
	Bank of Montreal	6,208,176	560,202
	Constellation Software Inc.	169,646	551,919
	Canadian Imperial Bank of Commerce	8,019,681	491,931
	Manulife Financial Corp.	15,453,691	456,715
	TC Energy Corp.	8,876,369	421,947
	Suncor Energy Inc.	11,022,674	406,856
	Waste Connections Inc.	2,201,329	393,487
	Alimentation Couche-Tard Inc.	6,711,238	371,030
	Agnico Eagle Mines Ltd.	4,256,065	342,858
	Barrick Gold Corp.	15,030,103	298,946
	Intact Financial Corp.	1,523,420	292,530
	Sun Life Financial Inc.	4,997,499	289,884
	National Bank of Canada	2,901,313	274,031
	Dollarama Inc.	2,353,644	241,099
	Wheaton Precious Metals Corp.	3,871,709	236,462
	Fairfax Financial Holdings Ltd.	182,917	230,960
	Teck Resources Ltd. Class B	4,329,264	226,122
	Pembina Pipeline Corp.	4,963,026	204,583
	Nutrien Ltd.	4,233,792	203,449
	Franco-Nevada Corp.	1,632,805	202,801
	Thomson Reuters Corp.	1,178,003	200,934
*	CGI Inc.	1,741,208	200,352
	Restaurant Brands International Inc.	2,667,953	192,514
	Fortis Inc. (XTSE)	4,217,833	191,642
	WSP Global Inc.	1,066,917	189,551
	Cenovus Energy Inc.	11,140,788	186,332
	Cameco Corp.	3,707,642	177,124
[1]	Brookfield Asset Management Ltd. Class A (XTSE)	3,531,889	166,978
	Loblaw Cos. Ltd.	1,237,536	164,779
	Power Corp. of Canada	4,669,035	147,274
	Tourmaline Oil Corp.	2,850,238	132,370
[1]	RB Global Inc.	1,562,889	125,787
	Metro Inc.	1,760,018	111,253
	Imperial Oil Ltd.	1,393,265	98,021
	Kinross Gold Corp.	10,458,750	97,979
	Emera Inc.	2,447,725	96,447
	Magna International Inc.	2,292,457	94,041
[2]	Hydro One Ltd.	2,711,756	93,998
	TFI International Inc.	681,507	93,348
[1]	BCE Inc.	2,600,189	90,400

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	ARC Resources Ltd.	5,105,740	86,301
*	Ivanhoe Mines Ltd. Class A	5,648,043	84,024
	Great-West Lifeco Inc.	2,353,651	80,262
	George Weston Ltd.	475,107	79,744
*	First Quantum Minerals Ltd.	5,810,138	79,218
	Stantec Inc.	975,360	78,436
	GFL Environmental Inc.	1,906,271	76,042
	Open Text Corp.	2,273,178	75,669
*	Descartes Systems Group Inc.	728,100	74,923
	TMX Group Ltd.	2,345,993	73,531
	Element Fleet Management Corp.	3,327,219	70,754
	TELUS Corp.	4,214,678	70,709
	Alamos Gold Inc. Class A	3,516,557	70,074
	Toromont Industries Ltd.	701,843	68,511
	Gildan Activewear Inc.	1,443,547	67,948
	iA Financial Corp. Inc.	811,903	67,296
	Pan American Silver Corp.	3,118,636	65,119
	FirstService Corp.	341,492	62,395
	West Fraser Timber Co. Ltd.	639,701	62,326
	AltaGas Ltd.	2,508,273	62,092
	AtkinsRealis Group Inc.	1,500,614	60,970
	Keyera Corp.	1,952,431	60,878
	Lundin Mining Corp.	5,589,020	58,558
[1]	Canadian Apartment Properties REIT	1,426,707	58,009
	Colliers International Group Inc.	369,462	56,070
*	Bombardier Inc. Class B	734,806	55,912
	Canadian Tire Corp. Ltd. Class A	439,628	52,689
*	Celestica Inc.	1,004,437	51,349
*	CAE Inc.	2,718,252	51,031
	Saputo Inc.	2,089,918	45,107
[1]	Brookfield Infrastructure Corp. Class A	1,017,516	44,185
	MEG Energy Corp.	2,318,626	43,563
	PrairieSky Royalty Ltd.	2,021,726	41,094
	Capital Power Corp.	1,103,911	40,134
[1]	Finning International Inc.	1,205,380	39,563
[1]	RioCan REIT	2,560,865	38,590
	Onex Corp.	550,920	38,588
[1]	Whitecap Resources Inc.	5,078,544	37,926
[1]	Northland Power Inc.	2,189,512	37,769
[1]	Brookfield Renewable Corp. Class A (XTSE)	1,152,042	37,616
	Algonquin Power & Utilities Corp.	6,569,283	35,896
	B2Gold Corp.	11,009,117	34,026
	Primo Water Corp.	1,334,252	33,661
	Canadian Western Bank	822,469	32,736
	Granite REIT	540,250	32,608
	Veren Inc.	5,280,666	32,525
*	Capstone Copper Corp.	4,123,014	32,223
	Stella-Jones Inc.	485,977	31,905
	Hudbay Minerals Inc.	3,349,749	30,811
	Parkland Corp.	1,193,152	30,754
*	Eldorado Gold Corp.	1,740,586	30,257
*	NexGen Energy Ltd.	4,568,262	29,792
	Osisko Gold Royalties Ltd.	1,590,514	29,459
*	Aritzia Inc.	772,213	29,023
*	Kinaxis Inc.	239,498	28,452
	Boyd Group Services Inc.	183,721	27,842
	Definity Financial Corp.	686,740	27,679
	Chartwell Retirement Residences	2,303,115	26,531
	Choice Properties REIT	2,360,115	26,403
[1]	First Capital REIT	1,806,428	25,044
[1]	Dream Industrial REIT	2,325,720	24,831
	TransAlta Corp.	2,285,323	23,690
*	IAMGOLD Corp.	4,378,492	22,953
[1]	Gibson Energy Inc.	1,384,211	22,732
	Premium Brands Holdings Corp.	316,420	22,406
	Atco Ltd. Class I	624,325	22,112
	Boardwalk REIT	347,661	22,020
[1]	SmartCentres REIT	1,104,308	21,728
*	Bausch Health Cos. Inc.	2,588,366	21,129
*	ATS Corp.	718,514	20,847

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	IGM Financial Inc.	691,815	20,758
	Boralex Inc. Class A	744,619	19,809
	Stelco Holdings Inc.	398,970	19,679
*	Lightspeed Commerce Inc.	1,184,686	19,534
	Methanex Corp.	462,750	19,120
	H&R REIT	2,203,554	18,639
*	Equinox Gold Corp.	3,049,259	18,601
*	Air Canada	1,495,873	18,128
	Lundin Gold Inc.	837,860	18,121
[2]	Nuvei Corp.	541,361	18,053
[1]	Baytex Energy Corp.	5,960,382	17,805
	OceanaGold Corp.	6,036,153	17,094
	Linamar Corp.	352,039	16,425
[1]	Allied Properties REIT	1,084,457	16,213
	BRP Inc.	271,606	16,164
	Russel Metals Inc.	511,869	15,533
	Topaz Energy Corp.	798,976	15,271
	North West Co. Inc.	401,826	15,251
	CI Financial Corp.	1,087,992	14,810
[1]	First Majestic Silver Corp.	2,423,220	14,549
*	Torex Gold Resources Inc.	733,889	14,005
*	BlackBerry Ltd.	5,091,710	13,403
[1]	Paramount Resources Ltd. Class A	687,192	13,389
*	Shopify Inc. Class A (XTSE)	165,520	13,265
	Vermilion Energy Inc.	1,356,979	13,244
	Centerra Gold Inc.	1,831,948	13,153
[1]	Superior Plus Corp.	2,100,246	11,554
[1]	Quebecor Inc. Class B	435,182	11,362
	Innergex Renewable Energy Inc.	1,375,735	10,650
	Maple Leaf Foods Inc.	636,254	10,420
	SSR Mining Inc.	1,724,469	9,793
	Primaris REIT	808,185	9,770
	Enghouse Systems Ltd.	371,913	9,253
	Winpak Ltd.	261,429	9,184
*	Novagold Resources Inc.	2,058,837	8,479
	Transcontinental Inc. Class A	619,238	8,228
	Parex Resources Inc.	869,578	7,716
[1]	Cargojet Inc.	72,190	7,374
*	Canfor Corp.	467,087	5,882
	Westshore Terminals Investment Corp.	304,542	5,461
	Cogeco Communications Inc.	85,975	4,545
	First National Financial Corp.	142,377	4,142
*,1	Cronos Group Inc.	1,709,086	3,778
*	IAMGOLD Corp. (XTSE)	313,687	1,641
			20,453,805
Denmark (2.6%)
	Novo Nordisk A/S Class B	26,431,736	3,135,108
	DSV A/S	1,461,524	300,796
	Novonesis (Novozymes) B Class B	2,950,754	212,441
*	Vestas Wind Systems A/S	8,611,378	189,482
	Danske Bank A/S	5,655,698	170,116
	Coloplast A/S Class B	1,063,223	138,586
*	Genmab A/S	552,614	133,972
	Pandora A/S	685,312	112,952
*,2	Orsted A/S	1,610,585	106,673
	Carlsberg A/S Class B	780,222	92,906
*	Zealand Pharma A/S (XCSE)	568,448	69,164
	Tryg A/S	2,802,001	66,449
	AP Moller - Maersk A/S Class A	28,647	46,428
*	NKT A/S	459,521	43,483
*	Royal Unibrew A/S	429,171	36,006
	AP Moller - Maersk A/S Class B	20,817	35,031
	Ringkjoebing Landbobank A/S	222,107	34,985
	ROCKWOOL A/S Class B	72,340	33,960
*	Demant A/S	819,436	31,902
*	Ambu A/S Class B	1,555,007	30,472
	Jyske Bank A/S (Registered)	384,554	29,930
*	ALK-Abello A/S	1,129,704	29,014
*	GN Store Nord A/S	1,243,913	27,719

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	FLSmidth & Co. A/S	484,388	27,429
	ISS A/S	1,310,431	26,154
	Sydbank A/S	454,034	22,348
*	Bavarian Nordic A/S	601,036	20,736
*,2	Netcompany Group A/S	371,328	17,070
	Alm Brand A/S	7,233,363	14,475
	H Lundbeck A/S	2,134,737	13,814
	Torm plc Class A	342,656	11,657
	Spar Nord Bank A/S	603,314	11,510
	Schouw & Co. A/S	104,633	9,093
	Chemometec A/S	133,066	8,087
	D/S Norden A/S	182,600	7,584
	Dfds A/S	272,054	6,958
*	NTG Nordic Transport Group A/S	143,327	6,132
[2]	Scandinavian Tobacco Group A/S	386,576	5,927
*	Svitzer Group A/S	111,057	4,637
	Topdanmark A/S	79,730	4,335
	H Lundbeck A/S Class A	526,110	2,903
			5,328,424
Finland (0.9%)
	Nordea Bank Abp (XHEL)	28,444,596	335,795
	Nokia OYJ	44,586,516	194,672
	Sampo OYJ Class A (XHEL)	3,932,598	183,418
	Kone OYJ Class B	2,791,478	166,990
	UPM-Kymmene OYJ	4,557,806	152,570
	Wartsila OYJ Abp	4,146,858	92,793
	Neste OYJ	3,560,924	69,182
	Elisa OYJ	1,219,355	64,643
	Stora Enso OYJ Class R	5,052,027	64,636
	Fortum OYJ	3,720,993	61,230
	Metso OYJ	5,461,813	58,400
	Orion OYJ Class B	910,466	49,888
	Kesko OYJ Class B	2,314,903	49,388
	Konecranes OYJ	606,087	45,537
	Valmet OYJ	1,409,075	45,198
	Huhtamaki OYJ	795,084	30,887
	Kemira OYJ	972,605	24,263
	Mandatum OYJ	3,991,993	19,763
	Cargotec OYJ Class B	327,377	19,135
	TietoEVRY OYJ (XHEL)	906,689	18,730
*,1	QT Group OYJ	168,025	17,433
*	Sampo OYJ Class A	362,096	16,849
*	Kojamo OYJ	1,343,976	15,405
*	Kalmar OYJ Class B	417,360	13,568
	Outokumpu OYJ	3,084,410	12,457
	Nokian Renkaat OYJ	1,061,074	10,464
	Metsa Board OYJ Class B	1,209,752	8,476
	Revenio Group OYJ	195,898	7,601
[2]	Terveystalo OYJ	640,676	6,941
	Tokmanni Group Corp.	404,731	4,983
	YIT OYJ	1,563,660	4,766
	Sanoma OYJ	623,118	4,689
	Citycon OYJ	734,103	3,402
	F-Secure OYJ	904,882	2,177
*	Finnair OYJ	722,684	2,053
			1,878,382
France (8.4%)
	LVMH Moet Hennessy Louis Vuitton SE	2,106,605	1,615,504
	Schneider Electric SE	4,557,582	1,201,413
	TotalEnergies SE	17,182,843	1,115,773
	Sanofi SA	9,407,962	1,083,225
	Airbus SE	5,020,998	734,854
	Hermes International SCA	289,639	713,193
	Safran SA	2,885,698	679,071
	EssilorLuxottica SA	2,608,962	618,126
	AXA SA	15,348,432	590,866
	BNP Paribas SA	8,568,701	587,998
	Air Liquide SA Loyalty Shares	2,731,172	527,417
	L'Oreal SA Loyalty Shares	1,160,730	520,630

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Vinci SA	4,239,706	495,607
	Danone SA	5,350,547	389,731
	Cie de Saint-Gobain SA	3,920,633	357,571
	Air Liquide SA (XPAR)	1,628,987	314,574
	L'Oreal SA (XPAR)	664,870	298,219
	Capgemini SE	1,369,918	295,766
	Pernod Ricard SA	1,726,649	261,229
	Legrand SA	2,161,670	249,037
	Cie Generale des Etablissements Michelin SCA	5,996,813	243,550
	Dassault Systemes SE	5,729,848	227,594
	Publicis Groupe SA	1,945,504	212,909
	Orange SA	16,392,053	187,736
	Kering SA	615,420	177,150
	Veolia Environnement SA	5,345,850	176,003
	STMicroelectronics NV	5,560,145	166,050
	Societe Generale SA	6,245,382	155,630
	Engie SA Loyalty Shares	7,993,858	138,231
	Thales SA	833,104	132,406
	Credit Agricole SA	8,603,607	131,574
	Engie SA (XPAR)	5,631,744	97,385
	Bureau Veritas SA	2,602,576	86,345
	Accor SA	1,934,679	84,100
	Edenred SE	2,132,801	80,781
	Unibail-Rodamco-Westfield	882,952	77,331
	Carrefour SA	4,345,227	74,092
[2]	Euronext NV	675,119	73,282
	Renault SA	1,635,684	71,108
	Eurofins Scientific SE	1,103,606	69,970
	L'Oreal SA	148,958	66,813
	Vivendi SE	5,702,803	65,971
	Eiffage SA	648,019	62,576
*	Alstom SA	2,958,300	61,464
	Rexel SA	2,011,398	58,304
	Klepierre SA	1,757,221	57,577
	Air Liquide SA PF 2025	281,876	54,433
	Getlink SE	3,015,888	53,793
	Teleperformance SE	513,601	53,132
	Bouygues SA	1,548,077	51,816
	Gecina SA	442,568	50,957
	Arkema SA	492,263	46,887
	Sartorius Stedim Biotech	216,877	45,409
	SPIE SA	1,155,405	44,182
	Gaztransport Et Technigaz SA	297,044	42,001
	BioMerieux	348,078	41,717
	Bollore SE	5,978,912	39,910
	Nexans SA	257,954	37,864
	Air Liquide SA (XETR)	194,525	37,565
[2]	Amundi SA	490,902	36,693
	Ipsen SA	293,733	36,182
	Aeroports de Paris SA	274,560	35,261
[2]	La Francaise des Jeux SAEM	824,909	33,945
	Dassault Aviation SA	154,022	31,804
	Sodexo SA ACT Loyalty Shares	383,671	31,463
	Elis SA	1,498,149	31,265
	SCOR SE	1,294,560	28,959
	Technip Energies NV	1,185,153	28,637
	Covivio SA	462,289	28,133
	Alten SA	251,330	28,097
	Sopra Steria Group	121,373	25,521
[2]	Neoen SA	587,306	25,476
	Wendel SE	229,153	23,447
	Valeo SE	1,896,427	22,947
	Rubis SCA	803,870	21,962
*	SOITEC	213,045	21,338
*	Vallourec SACA	1,402,171	21,258
	IPSOS SA	321,079	20,208
	Sodexo SA (XPAR)	228,086	18,704
	Eurazeo SE Prime DE Fidelite	209,581	17,241
[2]	Verallia SA	586,986	17,180
*	Pluxee NV	745,973	15,713

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Virbac SACA	36,534	15,558
*,2	Worldline SA	2,110,936	15,382
	SES SA	3,028,928	15,188
	Remy Cointreau SA	191,193	14,894
	Coface SA	897,830	14,709
	Engie SA PF 2025	834,909	14,437
	SEB SA Loyalty Shares	126,015	14,384
*	JCDecaux SE	623,075	13,954
	Forvia SE	1,343,366	13,820
	Societe BIC SA	200,553	13,484
	Eurazeo SE (XPAR)	152,293	12,528
[1]	VusionGroup	67,649	11,613
	Imerys SA	333,226	11,065
	Mercialys SA	803,102	10,836
	SEB SA (XPAR)	88,071	10,053
*,1	Air France-KLM	1,002,047	10,035
*	Ubisoft Entertainment SA	882,559	9,909
	Carmila SA	477,834	9,498
*	ID Logistics Group SACA	22,307	9,409
	Interparfums SA	181,095	9,163
	Engie SA	522,401	9,033
	Trigano SA	69,369	8,922
	ARGAN SA	102,999	8,445
	ICADE	284,476	8,437
[2]	Ayvens SA	1,173,262	8,274
	Television Francaise 1 SA	890,536	7,911
	Metropole Television SA	547,046	7,421
	Eramet SA	79,492	6,277
*,1	Eutelsat Communications SACA	1,346,786	5,985
	Quadient SA	287,769	5,386
	Altarea SCA	44,175	5,298
	Vicat SACA	130,274	5,125
*	Nexity SA	369,015	4,846
*	Exclusive Networks SA	182,243	4,795
	Derichebourg SA	794,492	4,667
	Mersen SA	145,804	4,617
	Opmobility	457,991	4,588
	Wavestone	73,104	4,522
	Lagardere SA	182,198	4,501
	Eurazeo SE PF 2025	49,881	4,103
*,2	Elior Group SA	978,978	3,968
	Peugeot Invest SA	42,894	3,659
	Beneteau SACA	304,369	3,295
	Sodexo Inc. (Prime Fidelite 2026)	39,000	3,198
	Fnac Darty SA	90,414	3,120
*	Voltalia SA (Registered)	320,790	3,076
	Sodexo Prime De Fidelite 2027	37,444	3,071
	Antin Infrastructure Partners SA	227,119	3,025
	Vetoquinol SA	32,257	3,006
*	Sodexo Prime De Fidelite	36,283	2,975
*,1,2	X-Fab Silicon Foundries SE	456,212	2,581
	Equasens	45,136	2,575
	Esso SA Francaise	19,252	2,527
*,1	Valneva SE	839,357	2,484
	Etablissements Maurel et Prom SA	458,701	2,417
	Lisi SA	77,336	2,283
*	Viridien	58,691	2,138
	GL Events SACA	99,275	2,120
	Manitou BF SA	101,748	2,112
	Sodexo SA (Loyalty Line 2025)	22,289	1,828
*,1	OVH Groupe SAS	227,803	1,724
	Boiron SA	29,894	1,081
	LISI SA (XPAR)	35,705	1,054
*,2	Aramis Group SAS	144,063	1,000
	Eurazeo SE	8,870	730
*	Believe SA	40,965	681
*	Emeis SA	104,468	653
*	Casino Guichard Perrachon SA	193,763	648

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	LISI	3,517	104
			17,323,041
Germany (6.7%)
	SAP SE	9,384,406	2,146,519
	Siemens AG (Registered)	6,354,846	1,285,635
	Allianz SE (Registered)	3,338,384	1,098,058
	Deutsche Telekom AG (Registered)	28,606,891	840,162
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,128,526	621,868
	Mercedes-Benz Group AG	7,157,560	463,804
	BASF SE	7,607,542	403,221
	Infineon Technologies AG	11,106,589	389,929
	adidas AG	1,412,147	374,200
	Deutsche Boerse AG	1,584,101	371,897
	Deutsche Post AG	8,320,062	371,130
	Deutsche Bank AG (Registered)	16,724,473	289,528
	Bayer AG (Registered)	8,410,176	284,531
	E.ON SE	18,957,765	282,318
	Bayerische Motoren Werke AG (XETR)	2,519,129	222,783
	RWE AG	6,089,844	221,870
	Vonovia SE	6,015,432	219,603
	Rheinmetall AG	371,690	202,060
*	Siemens Energy AG	5,411,752	199,801
	Merck KGaA	1,106,174	195,274
	Daimler Truck Holding AG	4,471,453	167,891
	Commerzbank AG	8,804,618	162,396
	Symrise AG	1,114,551	154,242
	Hannover Rueck SE	513,018	146,446
	MTU Aero Engines AG	459,959	143,750
[2]	Siemens Healthineers AG	2,381,675	143,045
*	Fresenius SE & Co. KGaA	3,517,178	134,183
	Beiersdorf AG	843,451	126,956
	Heidelberg Materials AG	1,109,661	120,886
*,2	Covestro AG	1,614,188	100,597
*	Qiagen NV	1,852,482	83,739
	Brenntag SE	1,110,812	82,914
	Fresenius Medical Care AG	1,740,076	73,939
	Henkel AG & Co. KGaA (XTER)	844,668	71,807
	GEA Group AG	1,460,852	71,650
*,2	Delivery Hero SE	1,679,825	67,982
	LEG Immobilien SE (XETR)	633,168	66,289
*,2	Zalando SE	1,875,608	61,992
	Continental AG	924,231	59,894
[2]	Scout24 SE	626,525	53,942
	CTS Eventim AG & Co. KGaA	502,022	52,273
	Knorr-Bremse AG	566,943	50,517
	Evonik Industries AG	2,155,182	50,451
	Nemetschek SE	461,874	48,007
	Talanx AG	514,859	43,400
	Rational AG	40,743	41,596
[1]	Deutsche Lufthansa AG (Registered)	5,123,464	37,526
	Puma SE	854,379	35,727
	Bechtle AG	701,282	31,370
	Freenet AG	1,014,175	30,190
*	TUI AG	3,830,754	29,244
	Volkswagen AG	244,991	27,414
	Gerresheimer AG	294,752	26,310
	Carl Zeiss Meditec AG (Bearer)	313,240	24,851
	KION Group AG	615,358	24,297
*	TAG Immobilien AG	1,295,056	24,004
	LANXESS AG	737,307	23,340
	HOCHTIEF AG	181,357	22,371
[1]	K&S AG (Registered)	1,531,338	19,635
	Aurubis AG	257,621	18,902
[1]	HUGO BOSS AG	412,242	18,879
*,1	Nordex SE	1,196,908	18,615
*	Aroundtown SA	5,857,446	18,447
	Krones AG	124,653	17,941
	Stroeer SE & Co. KGaA	268,207	17,169
*	Fraport AG Frankfurt Airport Services Worldwide	305,510	17,046

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	AIXTRON SE	915,891	16,323
	thyssenkrupp AG	4,189,318	16,231
	Hensoldt AG	493,023	16,231
*,2	TeamViewer SE	1,197,867	15,294
	Traton SE	437,711	14,366
	United Internet AG (Registered)	689,097	14,175
*	HelloFresh SE	1,375,836	14,102
*	Encavis AG	712,916	13,788
	Siltronic AG	177,770	13,550
	Jenoptik AG	435,215	13,434
	Wacker Chemie AG	127,343	12,595
*	Hypoport SE	36,486	12,046
	Bilfinger SE	221,676	11,973
	Deutsche Wohnen SE	423,561	11,706
[2]	DWS Group GmbH & Co. KGaA	267,925	11,051
	Fielmann Group AG	207,547	10,722
	RTL Group SA	315,334	10,707
	Duerr AG	422,730	10,385
	flatexDEGIRO AG	721,606	10,349
	Schott Pharma AG & Co. KGaA	297,174	10,160
[2]	Befesa SA	340,512	9,867
*,2	Redcare Pharmacy NV	67,441	9,777
*,1	Evotec SE	1,353,203	9,693
	FUCHS SE	257,829	9,686
	Atoss Software SE	66,214	9,585
	ProSiebenSat.1 Media SE	1,427,463	9,270
*,2	Auto1 Group SE	802,997	9,106
	CANCOM SE	275,159	8,632
	RENK Group AG	348,795	8,593
	Hornbach Holding AG & Co. KGaA	86,943	8,549
	Stabilus SE	208,349	8,522
[1]	Sixt SE (XETR)	110,216	8,060
*	Grand City Properties SA	549,316	7,740
*	Nagarro SE	71,687	7,097
*,1,2	Deutsche Pfandbriefbank AG	1,054,215	7,013
*	Douglas AG	293,332	6,726
	Suedzucker AG	512,156	6,431
[1]	Kontron AG	350,264	6,278
	KWS Saat SE & Co. KGaA	86,767	6,151
	Deutz AG	1,219,948	6,121
	Eckert & Ziegler SE	122,169	6,112
	METRO AG	1,117,430	6,051
	GRENKE AG	223,723	5,981
	1&1 AG	387,802	5,901
*	CECONOMY AG	1,534,220	5,587
	Dermapharm Holding SE	143,486	5,583
	Elmos Semiconductor SE	72,854	5,385
	Pfeiffer Vacuum Technology AG	28,929	4,983
[1]	PNE AG	355,378	4,700
*	IONOS Group SE	183,621	4,591
	Sartorius AG	20,358	4,566
	Norma Group SE	265,856	4,433
	Vossloh AG	78,520	4,289
	Indus Holding AG	171,381	4,272
	Salzgitter AG	215,073	3,932
	GFT Technologies SE	145,022	3,780
	Deutsche EuroShop AG	151,971	3,698
*,1	Encavis AG (XETR)	193,421	3,669
	Energiekontor AG	56,386	3,582
	PATRIZIA SE	356,045	3,546
[1]	Verbio SE	168,775	3,518
	Wuestenrot & Wuerttembergische AG	251,747	3,442
	Hamburger Hafen und Logistik AG (XETR)	188,640	3,407
	Wacker Neuson SE	203,480	3,370
	Adtran Networks SE	155,504	3,358
[1]	Deutsche Beteiligungs AG	117,870	3,309
	CompuGroup Medical SE & Co. KGaA	202,179	3,201
	Takkt AG	272,745	2,951
	STRATEC SE	58,741	2,887
	Kloeckner & Co. SE	493,285	2,842

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	257,451	2,689
*,1	SGL Carbon SE	404,770	2,427
[1]	Adesso SE	29,535	2,244
[1]	Vitesco Technologies Group AG (XETR)	37,744	2,223
*,1	BayWa AG	115,393	1,638
*	About You Holding SE	407,208	1,473
	SMA Solar Technology AG	72,437	1,459
	Secunet Security Networks AG	13,093	1,343
	Draegerwerk AG & Co. KGaA (XETR)	24,155	1,157
	Hamburger Hafen und Logistik AG	8,368	156
			13,914,073
Hong Kong (1.8%)
	AIA Group Ltd.	96,101,956	839,245
	Hong Kong Exchanges & Clearing Ltd.	10,857,099	443,516
	Techtronic Industries Co. Ltd.	11,209,712	167,343
	Sun Hung Kai Properties Ltd.	12,148,003	131,622
	CK Hutchison Holdings Ltd.	22,731,014	128,878
	CLP Holdings Ltd.	14,031,721	122,671
	Link REIT	21,814,937	108,753
	BOC Hong Kong Holdings Ltd.	30,658,439	97,134
	Galaxy Entertainment Group Ltd.	18,459,879	91,158
	Lenovo Group Ltd.	65,806,312	88,216
	Hang Seng Bank Ltd.	6,182,915	76,929
	Hong Kong & China Gas Co. Ltd.	92,953,076	75,923
	Power Assets Holdings Ltd.	11,674,073	74,416
	CK Asset Holdings Ltd.	16,312,801	71,019
	Jardine Matheson Holdings Ltd.	1,693,124	66,188
	Shenzhou International Group Holdings Ltd.	6,483,500	57,398
[2]	WH Group Ltd.	66,832,917	52,638
*	Sands China Ltd.	20,574,142	51,812
	Wharf Real Estate Investment Co. Ltd.	13,249,940	46,273
	MTR Corp. Ltd.	12,365,836	46,226
[2]	ESR Group Ltd.	22,479,354	35,735
	Henderson Land Development Co. Ltd.	11,145,969	35,296
	Hongkong Land Holdings Ltd.	9,345,208	34,338
	CK Infrastructure Holdings Ltd.	5,047,559	34,338
	PRADA SpA	4,374,849	33,458
	Sino Land Co. Ltd.	29,805,785	32,551
	ASMPT Ltd.	2,652,101	32,239
[2]	Samsonite International SA	11,724,899	31,735
	SITC International Holdings Co. Ltd.	10,942,736	29,352
	Swire Pacific Ltd. Class A	3,185,394	27,163
	AAC Technologies Holdings Inc.	5,778,331	23,558
	Wharf Holdings Ltd.	8,206,898	23,303
	Xinyi Glass Holdings Ltd.	18,026,536	21,125
	PCCW Ltd.	35,766,641	19,609
[2]	Budweiser Brewing Co. APAC Ltd.	14,415,463	19,023
	Swire Properties Ltd.	8,976,000	18,259
*	HUTCHMED China Ltd.	4,176,545	17,105
	Chow Tai Fook Jewellery Group Ltd.	14,843,112	16,459
	Orient Overseas International Ltd.	1,121,527	15,783
	Bank of East Asia Ltd.	12,160,504	15,644
[2]	BOC Aviation Ltd.	1,784,967	14,759
	New World Development Co. Ltd.	12,043,367	14,751
	Hang Lung Properties Ltd.	15,016,093	14,471
	Pacific Basin Shipping Ltd.	40,515,261	12,767
	Yue Yuen Industrial Holdings Ltd.	6,001,866	11,378
	First Pacific Co. Ltd.	19,748,433	10,876
	Kerry Properties Ltd.	5,115,779	10,804
	Wynn Macau Ltd.	12,506,316	10,756
	United Laboratories International Holdings Ltd.	8,309,064	10,698
	Swire Pacific Ltd. Class B	7,839,458	10,551
	Man Wah Holdings Ltd.	12,614,703	10,388
*	MMG Ltd.	29,149,214	10,123
	Hang Lung Group Ltd.	7,454,993	10,025
	MGM China Holdings Ltd.	6,305,609	9,936
	VTech Holdings Ltd.	1,387,519	9,647
	Stella International Holdings Ltd.	5,054,448	9,574
	Cathay Pacific Airways Ltd.	8,434,453	9,026

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Hysan Development Co. Ltd.	5,144,079	8,852
	NWS Holdings Ltd.	8,221,458	8,465
*	SJM Holdings Ltd.	20,390,247	8,020
	Fortune REIT	12,112,182	6,875
	Shangri-La Asia Ltd.	9,426,314	6,793
	Luk Fook Holdings International Ltd.	2,869,653	6,138
	DFI Retail Group Holdings Ltd.	2,600,905	5,643
*	Cowell e Holdings Inc.	1,942,722	5,612
*	NagaCorp Ltd.	11,443,386	5,439
	Dah Sing Financial Holdings Ltd.	1,603,707	5,100
*	Mongolian Mining Corp.	4,356,000	5,040
	Vitasoy International Holdings Ltd.	6,807,174	4,813
	Johnson Electric Holdings Ltd.	3,099,627	4,544
	CGN Mining Co. Ltd.	21,240,000	4,425
*	Melco International Development Ltd.	6,517,627	4,267
*,1	Vobile Group Ltd.	14,614,230	4,041
	Champion REIT	16,207,036	3,963
	CITIC Telecom International Holdings Ltd.	12,739,932	3,925
	IGG Inc.	6,720,344	3,634
	Jinchuan Group International Resources Co. Ltd.	40,561,802	3,431
	VSTECS Holdings Ltd.	5,570,750	3,333
	China Travel International Investment Hong Kong Ltd.	22,274,609	3,331
*	Super Hi International Holding Ltd.	1,833,000	3,311
	Guotai Junan International Holdings Ltd.	19,726,503	3,302
	Cafe de Coral Holdings Ltd.	2,838,597	3,157
[1]	United Energy Group Ltd.	63,345,098	3,128
*,1,2	Everest Medicines Ltd.	900,509	3,122
	Value Partners Group Ltd.	12,581,044	3,102
*,2	FIT Hon Teng Ltd.	9,448,481	2,950
	Nexteer Automotive Group Ltd.	6,921,777	2,932
	Dah Sing Banking Group Ltd.	3,130,023	2,792
	Huabao International Holdings Ltd.	8,024,172	2,713
	HKBN Ltd.	6,743,993	2,677
	K Wah International Holdings Ltd.	10,516,489	2,612
	Theme International Holdings Ltd.	40,968,893	2,557
	SUNeVision Holdings Ltd.	5,221,962	2,547
	Kerry Logistics Network Ltd.	2,232,005	2,477
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,100,616	2,467
	Sunlight REIT	8,800,663	2,240
	Giordano International Ltd.	9,757,774	2,153
*,2	CARsgen Therapeutics Holdings Ltd.	3,405,500	2,070
*,1	Realord Group Holdings Ltd.	3,007,595	2,048
	SmarTone Telecommunications Holdings Ltd.	3,765,157	1,999
	Prosperity REIT	10,144,872	1,805
	Truly International Holdings Ltd.	13,238,294	1,795
	Chow Sang Sang Holdings International Ltd.	1,839,991	1,690
	Far East Consortium International Ltd.	10,578,460	1,651
*,1	C-Mer Medical Holdings Ltd.	4,287,601	1,535
	Texhong International Group Ltd.	2,413,858	1,388
	LK Technology Holdings Ltd.	2,995,466	1,381
	Hutchison Telecommunications Hong Kong Holdings Ltd.	10,268,014	1,293
*	Television Broadcasts Ltd.	2,780,205	1,236
	Asia Cement China Holdings Corp.	3,484,794	1,111
	Singamas Container Holdings Ltd.	11,325,574	1,019
	CITIC Resources Holdings Ltd.	19,533,284	1,014
*	Shun Tak Holdings Ltd.	10,039,763	1,013
*	Powerlong Real Estate Holdings Ltd.	11,003,943	935
*,2	Fosun Tourism Group	1,521,600	879
*,2	IMAX China Holding Inc.	830,321	876
	Sa Sa International Holdings Ltd.	8,580,035	866
*	Hong Kong Technology Venture Co. Ltd.	3,567,254	769
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	1,954,912	475
*	OCI International Holdings Ltd.	5,345,489	463
*,2	Frontage Holdings Corp.	2,432,348	257
*	Apollo Future Mobility Group Ltd.	1,350,691	105
	EC Healthcare	559,207	76
*	Renze Harvest International Ltd.	3,426,097	55
*,2	Sirnaomics Ltd.	62,737	30

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*,3	Convoy Inc.	62,200,399	—
			3,739,718
Ireland (0.2%)
	Kerry Group plc Class A	1,275,873	132,216
	Kingspan Group plc	1,302,164	122,129
	Bank of Ireland Group plc	8,721,737	97,400
	AIB Group plc	15,435,979	88,422
	Glanbia plc (XDUB)	1,500,025	26,416
	Dalata Hotel Group plc	1,884,941	8,610
*,3	Irish Bank Resolution Corp. Ltd.	257,065	—
			475,193
Israel (0.6%)
*	Teva Pharmaceutical Industries Ltd.	9,626,993	173,857
	Bank Leumi Le-Israel BM	12,945,588	126,775
	Bank Hapoalim BM	11,427,362	114,538
*	Nice Ltd.	537,293	93,414
	Israel Discount Bank Ltd. Class A	10,583,690	59,295
*	Nova Ltd.	248,413	52,430
	Mizrahi Tefahot Bank Ltd.	1,178,428	46,056
*	Tower Semiconductor Ltd.	951,274	42,159
	Elbit Systems Ltd.	210,093	41,808
	ICL Group Ltd.	6,181,995	26,313
	Azrieli Group Ltd.	311,301	21,709
	Bezeq The Israeli Telecommunication Corp. Ltd.	17,514,435	20,157
	Camtek Ltd.	234,167	19,018
	First International Bank of Israel Ltd.	442,549	18,333
*	Enlight Renewable Energy Ltd.	1,002,585	16,850
	Melisron Ltd.	215,256	16,312
	Phoenix Financial Ltd.	1,407,408	15,884
	Shufersal Ltd.	1,708,592	15,192
	Mivne Real Estate KD Ltd.	5,348,965	13,710
*	Big Shopping Centers Ltd.	117,614	13,110
	Alony Hetz Properties & Investments Ltd.	1,411,238	10,826
	Sapiens International Corp. NV	259,734	9,657
*	Clal Insurance Enterprises Holdings Ltd.	566,195	9,620
	Harel Insurance Investments & Financial Services Ltd.	928,963	9,037
	Paz Oil Co. Ltd.	83,029	8,732
*	OPC Energy Ltd.	1,014,635	8,219
	Energix-Renewable Energies Ltd.	2,258,315	8,184
	Delek Group Ltd.	67,542	7,917
	Amot Investments Ltd.	1,813,853	7,841
*	Airport City Ltd.	502,208	7,554
	Tel Aviv Stock Exchange Ltd.	795,688	7,516
*	Shapir Engineering and Industry Ltd.	1,219,314	7,014
	Strauss Group Ltd.	436,176	6,938
	Israel Corp. Ltd.	30,911	6,729
	REIT 1 Ltd.	1,640,420	6,664
	FIBI Holdings Ltd.	151,422	6,662
*	Shikun & Binui Ltd.	2,689,858	6,493
	Formula Systems 1985 Ltd.	81,019	6,489
*	Fattal Holdings 1998 Ltd.	55,812	6,382
	Hilan Ltd.	120,938	6,354
	Electra Ltd.	15,202	6,071
	Isracard Ltd.	1,580,616	5,832
	Matrix IT Ltd.	292,205	5,588
	YH Dimri Construction & Development Ltd.	61,869	5,516
	Menora Mivtachim Holdings Ltd.	181,441	5,298
*	Bet Shemesh Engines Holdings 1997 Ltd.	77,550	5,192
*	Equital Ltd.	152,365	5,131
	Kenon Holdings Ltd.	180,594	5,096
	Oil Refineries Ltd.	19,690,052	5,082
	Summit Real Estate Holdings Ltd.	331,709	4,966
	One Software Technologies Ltd.	354,069	4,786
	Israel Canada T.R Ltd.	1,255,553	4,630
	Fox Wizel Ltd.	60,297	4,554
*	Ashtrom Group Ltd.	324,953	4,516
	Next Vision Stabilized Systems Ltd.	412,592	4,382
	Mega Or Holdings Ltd.	167,882	4,314
	Migdal Insurance & Financial Holdings Ltd.	3,090,983	4,216

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*	OY Nofar Energy Ltd.	178,526	4,177
*	Partner Communications Co. Ltd.	877,034	3,779
	Danel Adir Yeoshua Ltd.	40,611	3,719
	Sella Capital Real Estate Ltd.	1,890,618	3,709
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	65,136	3,637
	Delta Galil Ltd.	78,122	3,537
*	Cellcom Israel Ltd.	779,110	3,496
*	Priortech Ltd.	72,724	3,080
*	Perion Network Ltd.	372,395	2,967
	G City Ltd.	779,043	2,869
	Gav-Yam Lands Corp. Ltd.	323,175	2,676
	Delek Automotive Systems Ltd.	390,557	2,246
	Elco Ltd.	74,534	2,217
	AudioCodes Ltd.	205,002	2,009
	IDI Insurance Co. Ltd.	60,287	1,946
*	Kamada Ltd.	308,828	1,656
*	AFI Properties Ltd.	34,965	1,610
			1,236,248
Italy (2.4%)
	UniCredit SpA	13,575,991	596,008
	Intesa Sanpaolo SpA	136,251,085	583,249
	Enel SpA	66,417,102	530,526
	Ferrari NV	1,003,503	470,242
	Generali	10,703,234	309,780
	Eni SpA	19,279,878	293,392
	Stellantis NV	17,433,482	241,419
	Prysmian SpA	2,390,961	173,963
	Moncler SpA	1,939,013	123,276
	Terna - Rete Elettrica Nazionale	12,033,316	108,382
	Snam SpA	19,447,060	99,058
	FinecoBank Banca Fineco SpA	5,227,366	89,712
	Mediobanca Banca di Credito Finanziario SpA	4,655,977	79,554
	Banco BPM SpA	11,714,450	79,148
	Leonardo SpA	3,425,263	76,662
	Tenaris SA	3,760,957	59,693
[2]	Poste Italiane SpA	3,872,734	54,385
	BPER Banca SpA	9,009,791	50,763
	Recordati Industria Chimica e Farmaceutica SpA	834,848	47,241
*,2	Nexi SpA	6,804,169	46,229
	Banca Monte dei Paschi di Siena SpA	7,681,759	44,396
	Unipol Gruppo SpA	3,681,907	43,822
[2]	Infrastrutture Wireless Italiane SpA	2,974,929	36,590
	Davide Campari-Milano NV	4,097,056	34,729
	Amplifon SpA	1,111,385	31,986
	Interpump Group SpA	678,377	31,691
	Brunello Cucinelli SpA	289,559	31,261
	A2A SpA	13,093,102	30,245
	Buzzi SpA	728,333	29,062
	Reply SpA	191,811	28,925
	Hera SpA	6,582,641	26,268
	Italgas SpA	4,201,490	25,398
*	Saipem SpA	11,215,493	24,783
*	Telecom Italia SpA (MTAA)	87,682,899	24,378
	Azimut Holding SpA	922,043	23,847
	Banca Popolare di Sondrio SpA	3,075,837	23,588
	Banca Mediolanum SpA	1,855,680	23,440
	DiaSorin SpA	181,700	21,245
	Banca Generali SpA	466,326	20,918
[2]	Pirelli & C SpA	3,156,810	19,170
	De' Longhi SpA	591,979	18,255
	Iveco Group NV	1,658,960	16,701
[2]	BFF Bank SpA	1,497,319	16,431
	Brembo NV	1,232,804	13,504
	ERG SpA	466,356	12,789
	Iren SpA	5,547,169	12,585
	SOL SpA	310,874	12,353
[2]	Technogym SpA	1,132,186	11,832
	Webuild SpA (MTAA)	4,101,721	11,603
	Lottomatica Group SpA	918,337	11,525

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Maire SpA	1,361,827	11,260
[2]	Anima Holding SpA	1,797,812	10,933
*	Technoprobe SpA	1,396,334	9,836
	MFE-MediaForEurope NV Class A	2,767,235	9,576
[2]	Enav SpA	2,121,884	9,415
[2]	Carel Industries SpA	421,057	9,199
	Intercos SpA	434,292	7,652
	ACEA SpA	376,389	7,364
	Tamburi Investment Partners SpA	673,990	6,897
	Credito Emiliano SpA	601,981	6,819
	Sesa SpA	62,834	6,450
	El.En. SpA	431,496	5,295
	Salcef Group SpA	178,022	5,105
	Banca IFIS SpA	198,072	4,834
[2]	RAI Way SpA	813,508	4,823
	Moltiply Group SpA	129,954	4,806
*,2	GVS SpA	595,925	4,793
	Sanlorenzo SpA	115,477	4,701
	Ariston Holding NV	871,308	4,253
	Piaggio & C SpA	1,428,457	4,191
	Cementir Holding NV	381,584	4,161
	Salvatore Ferragamo SpA	534,634	4,135
*	Fincantieri SpA	754,156	3,905
	Italmobiliare SpA	116,385	3,680
	Zignago Vetro SpA	266,769	3,259
*,1	Juventus Football Club SpA	1,137,881	3,249
	Arnoldo Mondadori Editore SpA	1,121,287	3,037
	Danieli & C Officine Meccaniche SpA (MTAA)	89,356	2,783
	MARR SpA	180,259	2,411
	Tinexta SpA	148,906	1,967
	Alerion Cleanpower SpA	46,878	873
	Rizzoli Corriere Della Sera Mediagroup SpA	899,703	783
	MFE-MediaForEurope NV Class B	137,976	669
			4,999,116
Japan (21.2%)
	Toyota Motor Corp.	101,481,978	1,824,038
	Hitachi Ltd.	37,915,785	1,005,425
	Sony Group Corp.	51,342,940	997,469
	Mitsubishi UFJ Financial Group Inc.	96,862,178	994,638
	Keyence Corp.	1,665,845	798,376
	Mitsubishi Corp.	34,258,954	711,896
	Recruit Holdings Co. Ltd.	11,476,607	697,231
	Shin-Etsu Chemical Co. Ltd.	16,298,720	681,130
	Sumitomo Mitsui Financial Group Inc.	31,870,894	680,973
	Tokyo Electron Ltd.	3,758,481	670,271
	ITOCHU Corp.	11,582,819	624,257
	Tokio Marine Holdings Inc.	16,261,661	599,639
	Mitsui & Co. Ltd.	25,029,830	559,768
	Daiichi Sankyo Co. Ltd.	16,077,409	531,074
	Fast Retailing Co. Ltd.	1,544,432	512,438
	SoftBank Group Corp.	8,376,356	496,854
	Nintendo Co. Ltd.	8,907,890	476,139
	Mizuho Financial Group Inc.	21,695,978	448,474
	Honda Motor Co. Ltd.	40,794,430	435,535
	Hoya Corp.	2,999,728	415,473
	KDDI Corp.	12,827,613	410,965
	Takeda Pharmaceutical Co. Ltd.	13,257,532	381,997
	Mitsubishi Heavy Industries Ltd.	25,207,590	376,702
	Daikin Industries Ltd.	2,267,865	318,320
	Softbank Corp.	233,728,910	305,154
	Advantest Corp.	6,319,084	297,194
	Japan Tobacco Inc.	10,128,496	295,334
	Seven & i Holdings Co. Ltd.	19,533,354	294,126
	Fujitsu Ltd.	13,892,490	285,621
	Murata Manufacturing Co. Ltd.	14,386,915	284,698
	Chugai Pharmaceutical Co. Ltd.	5,562,552	269,623
	MS&AD Insurance Group Holdings Inc.	11,414,492	268,288
	Mitsubishi Electric Corp.	16,478,414	267,295
	Denso Corp.	17,454,960	262,372

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Canon Inc.	7,851,147	258,580
	FUJIFILM Holdings Corp.	9,860,546	255,259
	Nippon Telegraph & Telephone Corp.	239,833,875	245,874
	Oriental Land Co. Ltd.	9,219,790	238,492
	FANUC Corp.	8,096,290	237,791
	Otsuka Holdings Co. Ltd.	4,106,301	233,234
	Terumo Corp.	12,209,472	231,302
	Marubeni Corp.	13,553,103	223,922
	ORIX Corp.	9,349,188	218,760
	Komatsu Ltd.	7,735,243	216,546
	Mitsui Fudosan Co. Ltd.	22,915,895	215,933
	NEC Corp.	2,192,822	211,753
	SMC Corp.	472,512	211,317
	Dai-ichi Life Holdings Inc.	7,722,250	200,372
	TDK Corp.	15,383,650	196,516
	Sumitomo Corp.	8,722,178	195,866
	Kao Corp.	3,885,043	192,024
	Renesas Electronics Corp.	12,970,287	188,233
	Disco Corp.	714,369	188,185
	Nidec Corp.	8,842,252	186,157
	Bridgestone Corp.	4,794,930	185,170
	East Japan Railway Co.	9,231,821	183,214
	Central Japan Railway Co.	7,743,330	178,794
	Astellas Pharma Inc.	15,349,138	177,396
	Olympus Corp.	9,308,477	176,948
	Sompo Holdings Inc.	7,830,763	176,512
	Suzuki Motor Corp.	15,361,336	172,967
	Aeon Co. Ltd.	6,080,598	165,151
	Ajinomoto Co. Inc.	4,118,051	159,376
	Daiwa House Industry Co. Ltd.	5,053,219	159,055
[1]	Nippon Steel Corp.	7,063,501	158,308
	Japan Post Holdings Co. Ltd.	16,436,830	157,615
	Panasonic Holdings Corp.	17,468,504	153,456
	Asahi Group Holdings Ltd.	11,645,845	152,642
	Mitsubishi Estate Co. Ltd.	9,213,816	145,526
	Sumitomo Mitsui Trust Holdings Inc.	6,001,560	143,647
	Nippon Yusen KK	3,764,699	138,283
	ENEOS Holdings Inc.	24,997,124	136,863
	Nomura Research Institute Ltd.	3,563,437	132,245
	Resona Holdings Inc.	18,813,517	131,828
	Sekisui House Ltd.	4,651,282	129,146
	Secom Co. Ltd.	3,441,704	127,305
	Nomura Holdings Inc.	24,030,424	125,414
	Shimano Inc.	645,962	122,970
	Sumitomo Realty & Development Co. Ltd.	3,622,788	122,633
	Lasertec Corp.	732,861	122,187
	Kubota Corp.	8,377,650	119,620
	Kyocera Corp.	10,195,112	119,152
	Asics Corp.	5,647,360	118,640
	Unicharm Corp.	3,285,662	118,369
	Japan Post Bank Co. Ltd.	12,360,529	116,031
	Japan Exchange Group Inc.	8,897,904	115,640
	Bandai Namco Holdings Inc.	4,956,546	113,099
	Toyota Industries Corp.	1,366,643	105,973
	Sumitomo Electric Industries Ltd.	6,424,739	104,323
	Toyota Tsusho Corp.	5,705,439	104,317
	Kansai Electric Power Co. Inc.	6,202,799	102,798
	Kirin Holdings Co. Ltd.	6,656,700	101,447
	Nitto Denko Corp.	5,983,120	100,686
	Mitsui OSK Lines Ltd.	2,886,010	99,915
	Obic Co. Ltd.	2,821,105	98,976
	Inpex Corp.	7,177,863	97,179
	NTT Data Group Corp.	5,373,092	96,703
	Sysmex Corp.	4,828,870	95,581
	Nitori Holdings Co. Ltd.	638,637	95,082
	Shiseido Co. Ltd.	3,320,002	90,293
	Subaru Corp.	5,103,579	90,288
	Pan Pacific International Holdings Corp.	3,416,838	88,783
	Kikkoman Corp.	7,728,600	87,925
	Shionogi & Co. Ltd.	6,075,991	87,094

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Eisai Co. Ltd.	2,260,362	84,255
	Konami Group Corp.	811,147	82,720
	Daiwa Securities Group Inc.	11,419,316	80,993
	Asahi Kasei Corp.	10,552,208	80,000
	Yaskawa Electric Corp.	2,204,309	77,165
*	Rakuten Group Inc.	11,910,310	76,850
	Fujikura Ltd.	2,257,966	76,726
	Shimadzu Corp.	2,291,654	76,648
	Toray Industries Inc.	12,958,307	76,529
	T&D Holdings Inc.	4,266,334	75,219
	Idemitsu Kosan Co. Ltd.	10,317,825	74,818
	West Japan Railway Co.	3,864,610	73,394
	Obayashi Corp.	5,737,434	73,116
	Kajima Corp.	3,816,969	71,542
	Nexon Co. Ltd.	3,588,415	71,309
	Osaka Gas Co. Ltd.	3,151,776	71,079
	Omron Corp.	1,551,025	70,912
	Capcom Co. Ltd.	3,024,734	70,549
	Mitsubishi Chemical Group Corp.	10,902,394	70,129
	Makita Corp.	2,062,137	69,662
	Tokyo Gas Co. Ltd.	2,980,578	69,427
	TOPPAN Holdings Inc.	2,328,572	69,304
	Minebea Mitsumi Inc.	3,464,798	68,487
	Yamaha Motor Co. Ltd.	7,574,209	68,214
	JFE Holdings Inc.	5,036,111	67,706
	Isuzu Motors Ltd.	4,904,355	66,872
	Dai Nippon Printing Co. Ltd.	3,725,158	66,514
	Trend Micro Inc.	1,114,992	66,203
	Dentsu Group Inc.	2,146,992	66,174
	Chubu Electric Power Co. Inc.	5,620,781	66,056
	LY Corp.	22,308,810	65,026
	Fuji Electric Co. Ltd.	1,071,211	64,908
	Ebara Corp.	3,908,800	64,069
	Nippon Paint Holdings Co. Ltd.	8,348,781	63,584
	Taisei Corp.	1,419,261	62,323
	Sumitomo Metal Mining Co. Ltd.	2,018,795	60,585
	Daito Trust Construction Co. Ltd.	491,450	59,862
	Nippon Building Fund Inc.	65,115	59,667
	Sumitomo Forestry Co. Ltd.	1,194,821	58,815
	Yakult Honsha Co. Ltd.	2,481,450	57,467
	IHI Corp.	1,091,490	57,242
	Hankyu Hanshin Holdings Inc.	1,849,941	57,148
	Nippon Sanso Holdings Corp.	1,549,101	56,857
*	Tokyo Electric Power Co. Holdings Inc.	12,532,457	55,582
	MEIJI Holdings Co. Ltd.	2,182,674	54,594
	Tokyu Corp.	4,144,557	53,672
	SBI Holdings Inc.	2,311,806	53,501
	Kawasaki Kisen Kaisha Ltd.	3,406,214	53,101
	Sekisui Chemical Co. Ltd.	3,343,135	52,272
	Ricoh Co. Ltd.	4,783,306	51,911
	Yokogawa Electric Corp.	2,010,289	51,513
	Mitsubishi HC Capital Inc. (XTKS)	7,211,741	51,219
	Concordia Financial Group Ltd.	9,155,435	51,105
	Kawasaki Heavy Industries Ltd.	1,246,107	51,077
	MatsukiyoCocokara & Co.	3,089,273	50,897
	Toyo Suisan Kaisha Ltd.	770,437	50,583
	AGC Inc.	1,507,073	48,905
	SCREEN Holdings Co. Ltd.	694,344	48,827
	Ono Pharmaceutical Co. Ltd.	3,636,506	48,814
	TIS Inc.	1,896,503	48,412
	Nissin Foods Holdings Co. Ltd.	1,721,237	48,099
	Daifuku Co. Ltd.	2,423,663	46,917
	Hikari Tsushin Inc.	210,179	46,811
	Chiba Bank Ltd.	5,685,714	46,215
	Isetan Mitsukoshi Holdings Ltd.	2,943,940	46,215
	TOTO Ltd.	1,235,925	45,973
	Japan Real Estate Investment Corp.	11,416	45,385
	Sanwa Holdings Corp.	1,649,031	43,901
	Sanrio Co. Ltd.	1,519,566	43,794
	Aisin Corp.	3,901,341	43,350

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Otsuka Corp.	1,751,478	43,256
	Sojitz Corp.	1,819,122	43,102
	MISUMI Group Inc.	2,358,050	42,773
[1]	Nissan Motor Co. Ltd.	14,901,129	42,329
	BayCurrent Inc.	1,147,176	42,126
	Zensho Holdings Co. Ltd.	759,156	42,062
	Niterra Co. Ltd.	1,491,276	42,017
	Rohto Pharmaceutical Co. Ltd.	1,659,214	41,530
	Seiko Epson Corp.	2,215,185	40,978
	Kurita Water Industries Ltd.	936,184	40,506
	Suntory Beverage & Food Ltd.	1,069,017	40,253
	Kyushu Electric Power Co. Inc.	3,612,289	39,491
	Resonac Holdings Corp.	1,518,568	39,470
	Seibu Holdings Inc.	1,763,652	39,235
	Japan Metropolitan Fund Investment	58,012	38,945
	Brother Industries Ltd.	1,982,180	38,875
	Nissan Chemical Corp.	1,080,302	38,781
	Kuraray Co. Ltd.	2,609,170	38,770
	Tohoku Electric Power Co. Inc.	4,037,058	38,689
	Mitsui Chemicals Inc.	1,445,584	38,615
	Nomura Real Estate Master Fund Inc.	38,332	38,244
	Kintetsu Group Holdings Co. Ltd.	1,532,710	38,172
	SG Holdings Co. Ltd.	3,556,971	38,150
	Kobe Bussan Co. Ltd.	1,205,974	37,612
	Toho Co. Ltd.	923,871	37,472
	Kyoto Financial Group Inc.	2,408,860	37,356
	Mazda Motor Corp.	4,875,428	37,251
	Ryohin Keikaku Co. Ltd.	2,018,281	37,061
	Kyowa Kirin Co. Ltd.	2,088,901	36,862
	Sumitomo Chemical Co. Ltd.	12,889,011	36,800
	GLP J-Reit	39,575	36,576
	KDX Realty Investment Corp.	34,245	36,083
	M3 Inc.	3,602,507	36,075
	Hulic Co. Ltd.	3,533,902	35,973
	Nippon Prologis REIT Inc.	20,988	35,951
	Hoshizaki Corp.	1,024,325	35,673
	Fukuoka Financial Group Inc.	1,375,642	35,619
	Tokyu Fudosan Holdings Corp.	5,119,197	35,618
	Kyushu Railway Co.	1,224,077	35,215
	McDonald's Holdings Co. Japan Ltd.	737,100	35,121
	Keisei Electric Railway Co. Ltd.	1,170,258	34,889
	Azbil Corp.	4,223,132	34,325
	Kobe Steel Ltd.	2,808,554	33,659
	ZOZO Inc.	922,829	33,526
	MonotaRO Co. Ltd.	2,000,115	33,352
	Shizuoka Financial Group Inc.	3,788,263	33,042
	NIPPON EXPRESS HOLDINGS Inc.	626,497	32,996
	USS Co. Ltd.	3,470,762	32,944
	Mebuki Financial Group Inc.	8,012,031	32,433
	Credit Saison Co. Ltd.	1,289,453	32,357
	Fuji Soft Inc.	508,274	32,002
	Tosoh Corp.	2,386,411	31,953
	NOF Corp.	1,848,003	31,918
	Hirose Electric Co. Ltd.	246,904	31,509
	Daiwa House REIT Investment Corp.	19,126	31,378
	NH Foods Ltd.	843,822	31,285
	Rohm Co. Ltd.	2,750,080	30,981
	SUMCO Corp.	2,851,221	30,839
	Shimizu Corp.	4,472,431	30,828
	Mitsubishi Gas Chemical Co. Inc.	1,560,110	30,419
	Skylark Holdings Co. Ltd.	1,885,078	30,412
	Socionext Inc.	1,523,890	30,311
	Odakyu Electric Railway Co. Ltd.	2,707,481	30,199
	Santen Pharmaceutical Co. Ltd.	2,478,202	30,084
	Tobu Railway Co. Ltd.	1,717,027	29,992
	Oji Holdings Corp.	7,468,381	29,920
	Japan Post Insurance Co. Ltd.	1,610,822	29,585
	Sapporo Holdings Ltd.	532,799	29,398
	Asahi Intecc Co. Ltd.	1,670,995	29,398
	Cosmo Energy Holdings Co. Ltd.	531,123	29,300

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Medipal Holdings Corp.	1,676,056	29,212
	Oracle Corp. Japan	277,970	28,699
	ANA Holdings Inc.	1,339,788	28,689
	Yamaha Corp.	3,312,954	28,649
	Haseko Corp.	2,169,662	28,458
	Ibiden Co. Ltd.	920,183	28,440
	Hamamatsu Photonics KK	2,178,994	28,432
	Invincible Investment Corp.	65,078	28,185
	Amada Co. Ltd.	2,745,057	28,026
	Nisshin Seifun Group Inc.	2,191,819	27,742
	NGK Insulators Ltd.	2,085,587	27,430
	Nichirei Corp.	871,140	26,993
	Persol Holdings Co. Ltd.	14,960,870	26,961
[1]	Nikon Corp.	2,591,298	26,838
	Tokyo Tatemono Co. Ltd.	1,668,232	26,795
	Advance Residence Investment Corp.	11,441	26,770
	Lixil Corp.	2,218,768	26,589
	Sega Sammy Holdings Inc.	1,325,219	26,550
	Yamato Holdings Co. Ltd.	2,321,381	26,435
	Square Enix Holdings Co. Ltd.	662,714	26,308
	SCSK Corp.	1,246,008	25,835
	Marui Group Co. Ltd.	1,531,328	25,610
	CyberAgent Inc.	3,576,237	25,424
	Yokohama Rubber Co. Ltd.	1,122,419	25,227
	Sohgo Security Services Co. Ltd.	3,416,635	24,865
	Nomura Real Estate Holdings Inc.	922,017	24,842
	Iwatani Corp.	1,717,828	24,798
	Open House Group Co. Ltd.	652,337	24,675
	United Urban Investment Corp.	25,106	24,140
	Koito Manufacturing Co. Ltd.	1,731,574	24,091
	Orix JREIT Inc.	22,532	24,067
	Tokyo Century Corp.	2,132,196	24,018
	Electric Power Development Co. Ltd.	1,411,823	23,610
	Kansai Paint Co. Ltd.	1,321,573	23,606
	Keio Corp.	981,527	23,420
	Kokusai Electric Corp.	1,017,800	22,950
	Sumitomo Heavy Industries Ltd.	946,408	22,900
	Tokyo Ohka Kogyo Co. Ltd.	930,447	22,880
	Kinden Corp.	1,032,772	22,861
	Suzuken Co. Ltd.	650,856	22,844
	Lion Corp.	2,026,854	22,804
	Taiheiyo Cement Corp.	964,603	22,732
	DMG Mori Co. Ltd.	1,063,181	22,678
	Kewpie Corp.	892,971	22,307
[1]	Aozora Bank Ltd.	1,190,000	22,240
	Hitachi Construction Machinery Co. Ltd.	906,018	22,207
	Iyogin Holdings Inc.	2,313,060	22,142
	Fujitec Co. Ltd.	635,234	22,118
	Tsuruha Holdings Inc.	348,854	22,066
	Ulvac Inc.	411,238	22,057
	Japan Airlines Co. Ltd.	1,245,848	21,789
	Hachijuni Bank Ltd.	3,685,649	21,775
	Yamazaki Baking Co. Ltd.	1,095,055	21,698
	Japan Hotel REIT Investment Corp.	43,514	21,691
	Rinnai Corp.	874,181	21,594
	Horiba Ltd.	329,135	21,536
	Shinko Electric Industries Co. Ltd.	562,059	21,495
	J Front Retailing Co. Ltd.	1,975,208	21,493
	Taiyo Yuden Co. Ltd.	1,042,148	21,462
	Air Water Inc.	1,514,595	21,259
	GMO Payment Gateway Inc.	347,150	21,125
	Japan Airport Terminal Co. Ltd.	582,196	21,009
	Alfresa Holdings Corp.	1,316,440	20,823
	Tomy Co. Ltd.	755,804	20,729
	Toho Gas Co. Ltd.	746,853	20,709
	BIPROGY Inc.	608,178	20,668
	Toyo Seikan Group Holdings Ltd.	1,311,242	20,638
	Sankyo Co. Ltd.	1,393,570	20,540
	COMSYS Holdings Corp.	940,444	20,530
	Maruwa Co. Ltd.	68,829	20,348

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Shimamura Co. Ltd.	372,496	20,348
	Miura Co. Ltd.	818,264	20,177
	Nagoya Railroad Co. Ltd.	1,652,332	20,059
	Kobayashi Pharmaceutical Co. Ltd.	497,104	19,771
	Mitsubishi Logistics Corp.	536,576	19,663
	Kyudenko Corp.	413,401	19,601
	Nagase & Co. Ltd.	854,689	19,215
	Internet Initiative Japan Inc.	907,924	19,155
	Mitsubishi Materials Corp.	1,058,011	19,119
	Daicel Corp.	2,042,599	19,063
	Japan Steel Works Ltd.	536,973	19,043
	Food & Life Cos. Ltd.	947,189	19,032
	Dexerials Corp.	1,322,341	18,892
	Japan Prime Realty Investment Corp.	7,781	18,880
	Nichias Corp.	469,074	18,742
	Sekisui House REIT Inc.	35,374	18,738
	Kose Corp.	287,846	18,587
	Nihon Kohden Corp.	1,245,106	18,523
	Alps Alpine Co. Ltd.	1,697,837	18,447
	Hirogin Holdings Inc.	2,346,492	18,275
	Gunma Bank Ltd.	2,952,197	18,231
	Iida Group Holdings Co. Ltd.	1,178,038	18,193
	Takashimaya Co. Ltd.	2,261,474	18,156
	Seino Holdings Co. Ltd.	1,077,690	18,129
	NSK Ltd.	3,576,979	18,092
	THK Co. Ltd.	1,021,886	18,076
	Takasago Thermal Engineering Co. Ltd.	496,601	17,911
	EXEO Group Inc.	1,641,288	17,891
	Yamaguchi Financial Group Inc.	1,637,410	17,889
	TechnoPro Holdings Inc.	913,130	17,772
	Keihan Holdings Co. Ltd.	838,029	17,713
	Kamigumi Co. Ltd.	770,705	17,628
	Chugoku Electric Power Co. Inc.	2,573,081	17,621
	Nippon Accommodations Fund Inc.	3,960	17,615
	Tsumura & Co.	557,042	17,593
	Nifco Inc.	686,667	17,577
	Stanley Electric Co. Ltd.	936,001	17,544
	Kagome Co. Ltd.	782,546	17,535
*	Mercari Inc.	998,230	17,424
	Goldwin Inc.	300,326	17,399
	Keikyu Corp.	2,114,064	17,253
	ADEKA Corp.	834,740	17,133
	Sumitomo Rubber Industries Ltd.	1,546,058	17,011
	Tokyo Seimitsu Co. Ltd.	318,899	16,976
	Zenkoku Hosho Co. Ltd.	429,543	16,954
	Kadokawa Corp.	753,944	16,840
*	Rakuten Bank Ltd.	736,600	16,778
	Sundrug Co. Ltd.	566,437	16,761
	Amano Corp.	555,248	16,746
	Nabtesco Corp.	969,622	16,727
	Kakaku.com Inc.	956,106	16,643
	NHK Spring Co. Ltd.	1,300,138	16,636
	NET One Systems Co. Ltd.	662,152	16,535
	77 Bank Ltd.	601,144	16,522
	Industrial & Infrastructure Fund Investment Corp.	19,803	16,501
	Coca-Cola Bottlers Japan Holdings Inc.	1,186,920	16,492
	Hakuhodo DY Holdings Inc.	1,987,929	16,290
	Macnica Holdings Inc.	1,159,699	16,150
	Mitsui Mining & Smelting Co. Ltd.	467,620	16,006
	LaSalle Logiport REIT	15,921	15,908
	DIC Corp.	697,947	15,821
	JGC Holdings Corp.	1,795,857	15,753
	UBE Corp.	830,674	15,590
	Teijin Ltd.	1,572,866	15,556
*	Money Forward Inc.	381,723	15,553
	Cosmos Pharmaceutical Corp.	299,708	15,530
	Kyushu Financial Group Inc.	3,163,728	15,507
	Nankai Electric Railway Co. Ltd.	933,465	15,381
	Sumitomo Bakelite Co. Ltd.	543,454	15,313
	Yamada Holdings Co. Ltd.	4,846,100	15,195

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Nippon Electric Glass Co. Ltd.	645,270	15,174
	SHO-BOND Holdings Co. Ltd.	381,034	15,108
	Nissui Corp.	2,333,201	14,980
[1]	Toho Holdings Co. Ltd.	469,935	14,936
	GS Yuasa Corp.	745,195	14,906
	Morinaga Milk Industry Co. Ltd.	606,450	14,817
	Nippon Gas Co. Ltd.	917,011	14,746
	Daido Steel Co. Ltd.	1,499,455	14,723
	Yaoko Co. Ltd.	215,678	14,643
	Casio Computer Co. Ltd.	1,752,766	14,568
	Mitsubishi Motors Corp.	5,338,347	14,524
	Calbee Inc.	596,021	14,516
	Japan Logistics Fund Inc.	7,591	14,483
	Daiwabo Holdings Co. Ltd.	755,731	14,413
	Sankyu Inc.	425,906	14,384
	Koei Tecmo Holdings Co. Ltd.	1,246,148	14,368
	Hisamitsu Pharmaceutical Co. Inc.	529,563	14,293
	ABC-Mart Inc.	671,955	14,281
	Mitsui Fudosan Logistics Park Inc.	4,822	14,248
	Dowa Holdings Co. Ltd.	387,247	14,232
	Yamato Kogyo Co. Ltd.	283,354	14,216
	Kokuyo Co. Ltd.	799,454	14,194
*	PeptiDream Inc.	761,943	14,177
	Sawai Group Holdings Co. Ltd.	991,903	14,171
	House Foods Group Inc.	664,948	14,130
	Chugin Financial Group Inc.	1,405,382	14,129
	Jeol Ltd.	360,636	14,128
	Toda Corp.	2,126,710	14,057
	NS Solutions Corp.	539,480	14,002
	Sugi Holdings Co. Ltd.	757,140	13,983
	JTEKT Corp.	1,940,831	13,980
	K's Holdings Corp.	1,297,243	13,958
	Kandenko Co. Ltd.	885,272	13,809
	Nishi-Nippon Financial Holdings Inc.	1,202,127	13,809
*	Park24 Co. Ltd.	1,098,142	13,780
	AEON REIT Investment Corp.	15,000	13,727
[1]	Bic Camera Inc.	1,225,159	13,563
	INFRONEER Holdings Inc.	1,643,491	13,504
	NOK Corp.	842,018	13,291
	Furukawa Electric Co. Ltd.	522,037	13,263
	Comforia Residential REIT Inc.	5,862	13,245
	Rengo Co. Ltd.	1,885,170	13,170
	Nikkon Holdings Co. Ltd.	994,056	13,137
	Ezaki Glico Co. Ltd.	429,316	13,122
	Activia Properties Inc.	5,747	13,059
	Morinaga & Co. Ltd.	649,804	13,016
	MEITEC Group Holdings Inc.	582,449	12,960
	Mabuchi Motor Co. Ltd.	832,168	12,919
	Frontier Real Estate Investment Corp.	4,353	12,889
	OBIC Business Consultants Co. Ltd.	246,456	12,804
	NSD Co. Ltd.	578,105	12,801
[1]	Hokuetsu Corp.	1,160,154	12,715
	Rakus Co. Ltd.	815,265	12,698
	Canon Marketing Japan Inc.	388,938	12,656
	Toyo Tire Corp.	860,667	12,640
	Fuyo General Lease Co. Ltd.	163,115	12,581
	Tokuyama Corp.	611,829	12,384
	Nippon Shokubai Co. Ltd.	1,011,892	12,288
	Takara Holdings Inc.	1,444,596	12,266
	Welcia Holdings Co. Ltd.	847,884	12,047
	Maruichi Steel Tube Ltd.	508,527	11,998
	Osaka Soda Co. Ltd.	887,365	11,983
	Inaba Denki Sangyo Co. Ltd.	446,308	11,969
	Mori Hills REIT Investment Corp.	13,467	11,923
	Round One Corp.	1,551,641	11,896
	Nippon Kayaku Co. Ltd.	1,358,698	11,870
	Yoshinoya Holdings Co. Ltd.	541,751	11,858
	Suruga Bank Ltd.	1,515,504	11,843
*	Sharp Corp.	1,778,594	11,829
	Relo Group Inc.	899,681	11,827

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	JVCKenwood Corp.	1,244,073	11,757
	Kanematsu Corp.	691,506	11,738
	Workman Co. Ltd.	380,300	11,700
	Shikoku Electric Power Co. Inc.	1,310,523	11,659
	H2O Retailing Corp.	806,350	11,638
	Daishi Hokuetsu Financial Group Inc.	704,884	11,632
	Denka Co. Ltd.	731,697	11,529
	Aeon Mall Co. Ltd.	788,541	11,505
	DCM Holdings Co. Ltd.	1,031,539	11,398
	Rorze Corp.	815,220	11,396
	Ito En Ltd.	478,712	11,393
	Zeon Corp.	1,192,141	11,388
	Nippon Shinyaku Co. Ltd.	436,112	11,381
	Daiwa Securities Living Investments Corp.	16,724	11,330
	Resorttrust Inc.	561,820	11,302
	Kaneka Corp.	410,444	11,233
[1]	Citizen Watch Co. Ltd.	1,751,717	11,229
	Seven Bank Ltd.	5,574,123	11,185
	NEC Networks & System Integration Corp.	576,044	11,151
	Fuji Corp.	691,600	11,110
	Konica Minolta Inc.	3,824,837	11,077
	Hanwa Co. Ltd.	317,722	11,070
	Sotetsu Holdings Inc.	663,325	11,043
*	Visional Inc.	199,327	11,012
	Organo Corp.	223,788	10,952
	Japan Elevator Service Holdings Co. Ltd.	502,057	10,941
	Nakanishi Inc.	586,302	10,933
	San-In Godo Bank Ltd.	1,268,012	10,902
	Ship Healthcare Holdings Inc.	666,945	10,898
	Mitsubishi Estate Logistics REIT Investment Corp.	4,172	10,733
	Pigeon Corp.	914,082	10,707
	Tokai Carbon Co. Ltd.	1,659,214	10,706
	Nihon M&A Center Holdings Inc.	2,342,684	10,700
	Ushio Inc.	750,780	10,665
	Hokuhoku Financial Group Inc.	960,195	10,562
	Wacoal Holdings Corp.	334,871	10,494
	Aica Kogyo Co. Ltd.	440,775	10,448
	Mirait One Corp.	702,572	10,444
	Nishi-Nippon Railroad Co. Ltd.	652,060	10,415
	Hulic REIT Inc.	10,764	10,412
	CKD Corp.	499,452	10,388
	Seria Co. Ltd.	425,352	10,233
	Hazama Ando Corp.	1,303,401	10,221
	Kotobuki Spirits Co. Ltd.	800,445	10,139
	Harmonic Drive Systems Inc.	406,408	10,051
	Tsubakimoto Chain Co.	761,958	10,048
	Penta-Ocean Construction Co. Ltd.	2,238,151	10,043
	Hokkaido Electric Power Co. Inc.	1,490,036	10,028
	As One Corp.	492,306	9,972
	Mizuno Corp.	156,261	9,972
*	Sansan Inc.	659,995	9,930
	Descente Ltd.	326,372	9,893
	Nipro Corp.	981,233	9,786
	OSG Corp.	690,689	9,765
	Mori Trust REIT Inc.	21,496	9,762
	Hitachi Zosen Corp.	1,380,745	9,610
	NTT UD REIT Investment Corp.	12,029	9,607
	Toyoda Gosei Co. Ltd.	555,174	9,595
	Topcon Corp.	882,823	9,548
	SWCC Corp.	236,251	9,544
[1]	Toridoll Holdings Corp.	367,076	9,538
	Toagosei Co. Ltd.	842,496	9,528
	Daiwa Office Investment Corp.	4,496	9,469
	Kusuri no Aoki Holdings Co. Ltd.	407,106	9,468
	Modec Inc.	392,317	9,417
	Towa Corp.	604,545	9,325
	Hokuriku Electric Power Co.	1,441,413	9,278
	Pilot Corp.	298,824	9,273
	Sangetsu Corp.	470,841	9,259
	Lintec Corp.	398,012	9,205

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Inabata & Co. Ltd.	394,835	9,195
	Nitto Boseki Co. Ltd.	220,523	9,168
	Yodogawa Steel Works Ltd.	232,771	9,136
	Tokyo Steel Manufacturing Co. Ltd.	659,915	9,121
	Okumura Corp.	299,477	9,108
	OKUMA Corp.	423,002	9,090
	Daiseki Co. Ltd.	346,139	9,064
	Toei Animation Co. Ltd.	427,300	9,032
	Duskin Co. Ltd.	334,194	8,979
	Mizuho Leasing Co. Ltd.	1,297,400	8,969
	DeNA Co. Ltd.	719,005	8,969
	Japan Petroleum Exploration Co. Ltd.	1,225,825	8,963
	Takeuchi Manufacturing Co. Ltd.	287,598	8,950
	Japan Securities Finance Co. Ltd.	665,938	8,946
	Ain Holdings Inc.	233,165	8,868
	DTS Corp.	313,202	8,849
	Toei Co. Ltd.	278,030	8,834
	Japan Excellent Inc.	10,288	8,729
*	SHIFT Inc.	91,746	8,724
	AEON Financial Service Co. Ltd.	986,249	8,695
*	Appier Group Inc.	695,600	8,670
	Acom Co. Ltd.	3,244,725	8,665
	UACJ Corp.	241,798	8,649
	Anritsu Corp.	1,128,928	8,603
	Saizeriya Co. Ltd.	216,127	8,595
	Hoshino Resorts REIT Inc.	2,506	8,571
	Tokyu REIT Inc.	7,877	8,504
	Taikisha Ltd.	247,724	8,502
	Tamron Co. Ltd.	268,782	8,484
	Fuji Oil Holdings Inc.	381,465	8,436
	Izumi Co. Ltd.	338,781	8,406
	JMDC Inc.	257,000	8,368
	EDION Corp.	654,068	8,364
	GMO internet group Inc.	476,956	8,347
	Okamura Corp.	593,939	8,246
	NIPPON REIT Investment Corp.	3,655	8,240
	TS Tech Co. Ltd.	669,290	8,226
	GungHo Online Entertainment Inc.	381,718	8,212
	PALTAC Corp.	264,619	8,166
	Sumitomo Osaka Cement Co. Ltd.	285,562	8,156
	Leopalace21 Corp.	1,943,540	8,149
	Juroku Financial Group Inc.	293,394	8,138
	Fujimi Inc.	488,405	8,136
	Nishimatsu Construction Co. Ltd.	228,098	8,124
	Paramount Bed Holdings Co. Ltd.	447,138	8,090
	H.U. Group Holdings Inc.	435,753	8,080
	Daiichikosho Co. Ltd.	662,686	8,076
	Senko Group Holdings Co. Ltd.	924,465	8,057
	Meidensha Corp.	341,139	7,992
	Mitsui-Soko Holdings Co. Ltd.	184,267	7,980
	Sumitomo Warehouse Co. Ltd.	423,258	7,966
	Heiwa Real Estate REIT Inc.	8,833	7,966
	Kureha Corp.	400,712	7,952
	Toyo Ink SC Holdings Co. Ltd.	292,315	7,913
	SKY Perfect JSAT Holdings Inc.	1,256,776	7,865
	ARE Holdings Inc.	619,026	7,864
	Nojima Corp.	551,684	7,836
	Riken Keiki Co. Ltd.	289,218	7,805
	Sanken Electric Co. Ltd.	165,738	7,800
	Shiga Bank Ltd.	340,811	7,763
	Toyota Boshoku Corp.	583,395	7,669
	Micronics Japan Co. Ltd.	274,605	7,630
	Max Co. Ltd.	300,784	7,589
	Dentsu Soken Inc.	196,190	7,581
	Kaken Pharmaceutical Co. Ltd.	283,106	7,572
	Financial Partners Group Co. Ltd.	485,608	7,566
	Seiren Co. Ltd.	397,969	7,550
	TBS Holdings Inc.	275,062	7,529
	Daihen Corp.	163,834	7,525
	Kissei Pharmaceutical Co. Ltd.	302,658	7,521

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Nisshinbo Holdings Inc.	1,114,091	7,477
	Sinfonia Technology Co. Ltd.	210,075	7,459
	FP Corp.	373,938	7,457
	Glory Ltd.	414,072	7,442
	Arcs Co. Ltd.	414,968	7,438
	Nihon Parkerizing Co. Ltd.	853,526	7,434
	Nippon Soda Co. Ltd.	424,950	7,407
*	Hino Motors Ltd.	2,275,307	7,379
	C Uyemura & Co. Ltd.	91,600	7,374
	Meiko Electronics Co. Ltd.	168,105	7,331
[1]	Colowide Co. Ltd.	607,044	7,319
	Taiyo Holdings Co. Ltd.	281,359	7,287
	Seiko Group Corp.	267,065	7,284
	Justsystems Corp.	290,760	7,255
	Hyakugo Bank Ltd.	1,879,974	7,207
	Exedy Corp.	320,060	7,158
	Nisshin Oillio Group Ltd.	193,473	7,130
	Fujitsu General Ltd.	477,801	7,087
	Kumagai Gumi Co. Ltd.	281,350	7,076
	Okasan Securities Group Inc.	1,621,548	7,059
	Simplex Holdings Inc.	416,305	7,032
	Makino Milling Machine Co. Ltd.	169,933	6,999
	Takuma Co. Ltd.	620,239	6,947
	Star Asia Investment Corp.	18,712	6,943
	Create Restaurants Holdings Inc.	877,018	6,902
	Arata Corp.	270,686	6,892
	Open Up Group Inc.	479,446	6,892
	Kyoritsu Maintenance Co. Ltd.	407,488	6,835
	NTN Corp.	3,770,239	6,825
	Megmilk Snow Brand Co. Ltd.	360,494	6,794
	TOKAI Holdings Corp.	998,387	6,782
	Mani Inc.	529,892	6,754
	SBI Sumishin Net Bank Ltd.	357,500	6,739
	Joyful Honda Co. Ltd.	463,849	6,731
	Aichi Financial Group Inc.	405,785	6,728
	Heiwa Corp.	449,518	6,672
	Pola Orbis Holdings Inc.	646,487	6,662
	TKC Corp.	248,812	6,661
	Heiwa Real Estate Co. Ltd.	231,205	6,620
	Komeri Co. Ltd.	253,703	6,568
	Sakata Seed Corp.	264,893	6,529
	Tadano Ltd.	971,167	6,527
	Shoei Co. Ltd.	417,772	6,526
	Monogatari Corp.	239,062	6,495
	Nippn Corp.	417,719	6,474
	Fukuyama Transporting Co. Ltd.	243,231	6,472
	SMS Co. Ltd.	426,789	6,413
	Ryoyo Ryosan Holdings Inc.	357,785	6,395
	Maruha Nichiro Corp.	287,988	6,378
	San-Ai Obbli Co. Ltd.	464,287	6,337
	Monex Group Inc.	1,496,841	6,335
	Ferrotec Holdings Corp.	389,342	6,330
	Nishimatsuya Chain Co. Ltd.	368,275	6,325
[1]	Shochiku Co. Ltd.	85,814	6,322
	North Pacific Bank Ltd.	2,310,842	6,286
	PAL GROUP Holdings Co. Ltd.	358,580	6,282
	Tokyo Kiraboshi Financial Group Inc.	215,840	6,282
	Mixi Inc.	325,183	6,278
	Digital Garage Inc.	293,552	6,258
	Daiei Kankyo Co. Ltd.	285,800	6,227
	Mitsui E&S Co. Ltd.	771,369	6,210
	Hosiden Corp.	423,990	6,201
	Japan Material Co. Ltd.	475,988	6,195
	Tokai Tokyo Financial Holdings Inc.	1,819,704	6,184
	Kato Sangyo Co. Ltd.	208,221	6,178
	Sanki Engineering Co. Ltd.	369,366	6,174
	Fukuoka REIT Corp.	6,032	6,164
	Fuji Kyuko Co. Ltd.	319,558	6,151
	Iino Kaiun Kaisha Ltd.	694,179	6,117
	Royal Holdings Co. Ltd.	352,580	6,081

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
[1]	Sakura Internet Inc.	200,700	6,069
	Starts Corp. Inc.	248,737	6,061
	Bunka Shutter Co. Ltd.	479,278	6,060
	Itoham Yonekyu Holdings Inc.	224,302	6,054
	Global One Real Estate Investment Corp.	8,765	6,052
	Mitsui High-Tec Inc.	957,675	6,039
	Noritake Co. Ltd.	220,096	6,036
	Fuji Seal International Inc.	339,530	6,017
	Kiyo Bank Ltd.	512,627	6,013
	JAFCO Group Co. Ltd.	423,913	5,999
*	Nxera Pharma Co. Ltd.	693,000	5,994
	SAMTY HOLDINGS Co. Ltd.	306,485	5,983
*	Sumitomo Pharma Co. Ltd.	1,431,001	5,971
	Mitsubishi Pencil Co. Ltd.	352,376	5,953
	Katitas Co. Ltd.	426,363	5,948
	Nichiha Corp.	240,943	5,847
	Nippon Light Metal Holdings Co. Ltd.	511,298	5,834
	Systena Corp.	2,240,398	5,814
	Trusco Nakayama Corp.	334,784	5,798
	Tocalo Co. Ltd.	430,803	5,782
	MCJ Co. Ltd.	542,026	5,770
	ARCLANDS Corp.	470,313	5,759
	Kaga Electronics Co. Ltd.	294,614	5,759
	Funai Soken Holdings Inc.	340,232	5,745
	Jaccs Co. Ltd.	211,423	5,722
	Ariake Japan Co. Ltd.	154,030	5,697
	Wacom Co. Ltd.	1,173,835	5,610
	Kasumigaseki Capital Co. Ltd.	53,300	5,584
	Tri Chemical Laboratories Inc.	224,759	5,542
	Aiful Corp.	2,453,047	5,537
	Fukuda Denshi Co. Ltd.	102,482	5,522
	Toyo Construction Co. Ltd.	590,340	5,520
	Kanamoto Co. Ltd.	263,537	5,506
	Nanto Bank Ltd.	259,731	5,490
	Ohsho Food Service Corp.	275,364	5,477
	Shibaura Machine Co. Ltd.	196,648	5,462
	Ai Holdings Corp.	326,882	5,462
	Kohnan Shoji Co. Ltd.	204,547	5,450
[1]	Tsuburaya Fields Holdings Inc.	311,258	5,445
	San-A Co. Ltd.	302,370	5,437
	Megachips Corp.	148,565	5,408
	Totetsu Kogyo Co. Ltd.	226,139	5,397
	Nippon Paper Industries Co. Ltd.	788,147	5,389
	Dip Corp.	271,489	5,382
	KYB Corp.	159,166	5,376
	Tokai Rika Co. Ltd.	387,741	5,350
	Hokkoku Financial Holdings Inc.	178,553	5,343
	CRE Logistics REIT Inc.	5,127	5,328
	Raito Kogyo Co. Ltd.	350,905	5,320
	Maeda Kosen Co. Ltd.	404,354	5,313
	MOS Food Services Inc.	212,769	5,308
	Autobacs Seven Co. Ltd.	511,663	5,285
	KOMEDA Holdings Co. Ltd.	274,106	5,282
	Noritsu Koki Co. Ltd.	172,279	5,278
	Mitsubishi Shokuhin Co. Ltd.	141,812	5,236
	Sanyo Denki Co. Ltd.	77,696	5,235
	Musashi Seimitsu Industry Co. Ltd.	376,067	5,195
	Okinawa Cellular Telephone Co.	188,163	5,187
	Chugoku Marine Paints Ltd.	359,174	5,182
	Adastria Co. Ltd.	223,497	5,180
	Sun Corp.	101,700	5,155
	Senshu Ikeda Holdings Inc.	2,252,968	5,151
	Bank of Nagoya Ltd.	117,344	5,122
	Transcosmos Inc.	207,061	5,115
	Valor Holdings Co. Ltd.	331,535	5,106
	Mitsubishi Logisnext Co. Ltd.	557,113	5,105
	Ichibanya Co. Ltd.	702,130	5,094
	Maruzen Showa Unyu Co. Ltd.	133,146	5,085
	Musashino Bank Ltd.	271,463	5,084
	Chudenko Corp.	215,746	5,079

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	U-Next Holdings Co. Ltd.	131,744	5,049
	Token Corp.	63,656	5,030
	ZERIA Pharmaceutical Co. Ltd.	315,818	5,012
	Awa Bank Ltd.	291,699	5,007
	FCC Co. Ltd.	298,947	5,006
	ASKUL Corp.	332,102	5,004
	Ichigo Office REIT Investment Corp.	8,624	5,000
	Gunze Ltd.	127,106	4,998
*	M&A Research Institute Holdings Inc.	237,513	4,988
	Japan Aviation Electronics Industry Ltd.	279,366	4,987
	YAMABIKO Corp.	279,854	4,984
*	Medley Inc.	187,400	4,984
	Toyobo Co. Ltd.	719,915	4,983
	Earth Corp.	133,635	4,978
	Yamazen Corp.	522,444	4,969
	Mirai Corp.	16,333	4,964
	Maxell Ltd.	384,491	4,961
	Eizo Corp.	325,354	4,956
	Hankyu Hanshin REIT Inc.	5,706	4,917
	Riso Kagaku Corp.	205,678	4,916
	Create SD Holdings Co. Ltd.	219,204	4,915
	Morita Holdings Corp.	318,646	4,913
	Mitsuboshi Belting Ltd.	175,161	4,878
	SOSiLA Logistics REIT Inc.	6,041	4,876
	Toshiba TEC Corp.	200,088	4,874
	Kitz Corp.	666,261	4,855
	Advance Logistics Investment Corp.	5,740	4,839
	Kumiai Chemical Industry Co. Ltd.	820,416	4,836
	Matsui Securities Co. Ltd.	880,372	4,825
	Fujimori Kogyo Co. Ltd.	156,220	4,815
	Oki Electric Industry Co. Ltd.	705,397	4,814
	Sinko Industries Ltd.	146,138	4,811
	Dai-Dan Co. Ltd.	231,892	4,787
	Tsurumi Manufacturing Co. Ltd.	168,546	4,782
	Heiwado Co. Ltd.	285,592	4,771
	Sakata INX Corp.	421,648	4,764
	Takasago International Corp.	123,491	4,763
	Hogy Medical Co. Ltd.	145,908	4,748
	Toyo Tanso Co. Ltd.	118,078	4,718
	Yokogawa Bridge Holdings Corp.	252,971	4,707
*,1	Atom Corp.	945,940	4,698
	Yonex Co. Ltd.	313,159	4,655
	Noevir Holdings Co. Ltd.	128,784	4,652
	T-Gaia Corp.	181,311	4,649
	Zojirushi Corp.	401,453	4,649
	Yellow Hat Ltd.	255,533	4,644
	Shibuya Corp.	172,721	4,618
	JCU Corp.	188,436	4,609
	Hamakyorex Co. Ltd.	528,036	4,598
	Argo Graphics Inc.	124,001	4,578
	Towa Pharmaceutical Co. Ltd.	216,462	4,574
	Mochida Pharmaceutical Co. Ltd.	193,862	4,563
	Nissha Co. Ltd.	333,832	4,553
	Yuasa Trading Co. Ltd.	129,911	4,531
*,1	Anycolor Inc.	257,600	4,499
	Nagawa Co. Ltd.	87,553	4,493
	Central Glass Co. Ltd.	188,290	4,485
[1]	Namura Shipbuilding Co. Ltd.	448,800	4,482
	Daio Paper Corp.	708,827	4,477
	JINS Holdings Inc.	122,534	4,476
	Fuji Media Holdings Inc.	371,733	4,471
	Kyokuto Kaihatsu Kogyo Co. Ltd.	251,067	4,448
	Kura Sushi Inc.	168,530	4,422
	Ichigo Inc.	1,712,016	4,399
	Premium Group Co. Ltd.	295,000	4,373
	Topre Corp.	346,608	4,370
	Fuso Chemical Co. Ltd.	156,974	4,368
*	Fujita Kanko Inc.	64,327	4,367
[1]	Nomura Micro Science Co. Ltd.	255,500	4,353
	Hiday Hidaka Corp.	230,685	4,341

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Menicon Co. Ltd.	421,377	4,322
	Amvis Holdings Inc.	324,015	4,318
	UT Group Co. Ltd.	223,366	4,314
	Kurabo Industries Ltd.	127,038	4,309
	Nitto Kogyo Corp.	203,401	4,291
	KH Neochem Co. Ltd.	290,545	4,255
	Itochu Enex Co. Ltd.	389,174	4,253
	Konishi Co. Ltd.	502,288	4,252
	Mitsuuroko Group Holdings Co. Ltd.	347,914	4,247
	Trancom Co. Ltd.	56,799	4,244
	Keiyo Bank Ltd.	861,078	4,233
	Hioki EE Corp.	73,412	4,223
	Ogaki Kyoritsu Bank Ltd.	328,340	4,199
	Wakita & Co. Ltd.	346,068	4,196
	Taihei Dengyo Kaisha Ltd.	116,040	4,194
*,1	HIS Co. Ltd.	357,744	4,188
	Takara Standard Co. Ltd.	372,437	4,163
	T Hasegawa Co. Ltd.	181,426	4,158
	Nitta Corp.	160,600	4,157
	Prima Meat Packers Ltd.	250,379	4,146
	en japan Inc.	242,404	4,125
	Furuya Metal Co. Ltd.	146,100	4,112
	Nextage Co. Ltd.	319,583	4,107
	Eiken Chemical Co. Ltd.	250,734	4,096
	Life Corp.	161,102	4,087
	Nichiden Corp.	174,083	4,085
	Aeon Delight Co. Ltd.	144,162	4,078
	Shinmaywa Industries Ltd.	439,511	4,076
	TOMONY Holdings Inc.	1,547,704	4,051
	Showa Sangyo Co. Ltd.	198,457	4,045
	Konoike Transport Co. Ltd.	230,760	4,031
	Restar Corp.	212,727	4,030
	Japan Wool Textile Co. Ltd.	435,327	4,017
	Infomart Corp.	1,744,712	4,008
	Nomura Co. Ltd.	698,757	4,000
	Shibaura Mechatronics Corp.	72,200	3,993
	Okamoto Industries Inc.	108,678	3,966
	Fuji Co. Ltd.	268,418	3,958
	Sekisui Jushi Corp.	244,323	3,941
	Pacific Industrial Co. Ltd.	407,841	3,932
	Alps Logistics Co. Ltd.	98,100	3,932
	Ricoh Leasing Co. Ltd.	113,253	3,924
	Idec Corp.	218,171	3,896
	Nippon Densetsu Kogyo Co. Ltd.	290,455	3,896
	Future Corp.	305,776	3,877
	Takara Leben Real Estate Investment Corp.	6,313	3,877
	Shikoku Kasei Holdings Corp.	267,715	3,866
	Tokyo Electron Device Ltd.	152,867	3,863
	Teikoku Sen-I Co. Ltd.	179,431	3,856
	Senshu Electric Co. Ltd.	108,818	3,842
	Nichireki Co. Ltd.	219,102	3,833
	Nishio Holdings Co. Ltd.	135,985	3,830
	Itoki Corp.	362,000	3,792
	Nagaileben Co. Ltd.	213,081	3,773
	Central Automotive Products Ltd.	113,847	3,766
	Star Micronics Co. Ltd.	279,020	3,765
	Raksul Inc.	412,192	3,750
	Nissan Shatai Co. Ltd.	514,241	3,744
	PILLAR Corp.	128,749	3,744
	Noritz Corp.	293,990	3,737
	Hyakujushi Bank Ltd.	214,398	3,733
	Japan Lifeline Co. Ltd.	436,719	3,729
	Nohmi Bosai Ltd.	182,281	3,715
	Tokyotokeiba Co. Ltd.	120,882	3,703
	Sumitomo Densetsu Co. Ltd.	119,958	3,696
	Lifedrink Co. Inc.	275,196	3,694
	Strike Co. Ltd.	120,506	3,682
	Daiichi Jitsugyo Co. Ltd.	226,069	3,670
	Genky DrugStores Co. Ltd.	140,320	3,666
	Raysum Co. Ltd.	88,400	3,663

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Totech Corp.	196,200	3,661
	Happinet Corp.	126,020	3,656
	Doutor Nichires Holdings Co. Ltd.	227,476	3,646
	Fukushima Galilei Co. Ltd.	95,143	3,635
	Shoei Foods Corp.	112,264	3,623
	Aoyama Trading Co. Ltd.	382,272	3,610
	Toa Corp.	522,564	3,596
	Tosei Corp.	223,202	3,594
	Kosaido Holdings Co. Ltd.	1,005,500	3,592
	Milbon Co. Ltd.	160,719	3,552
	A&D HOLON Holdings Co. Ltd.	237,800	3,550
*	RENOVA Inc.	501,579	3,537
	AZ-COM Maruwa Holdings Inc.	439,082	3,536
	WingArc1st Inc.	156,648	3,518
	Nichicon Corp.	524,615	3,504
	Shofu Inc.	214,164	3,496
	Prestige International Inc.	711,411	3,494
	Integrated Design & Engineering Holdings Co. Ltd.	117,004	3,494
	Nippon Yakin Kogyo Co. Ltd.	109,837	3,489
	One REIT Inc.	2,016	3,479
	JBCC Holdings Inc.	116,700	3,474
	IDOM Inc.	457,395	3,469
	First Bank of Toyama Ltd.	463,707	3,463
	Piolax Inc.	209,681	3,442
	Optorun Co. Ltd.	276,405	3,438
	Daikokutenbussan Co. Ltd.	42,268	3,437
	Bando Chemical Industries Ltd.	276,685	3,431
[1]	West Holdings Corp.	177,600	3,430
	Joshin Denki Co. Ltd.	181,408	3,425
	Sumitomo Mitsui Construction Co. Ltd.	1,222,516	3,415
	Union Tool Co.	79,241	3,415
[1]	Change Holdings Inc.	349,089	3,409
	Elecom Co. Ltd.	337,148	3,408
	TPR Co. Ltd.	220,475	3,406
	Mitsui DM Sugar Holdings Co. Ltd.	144,784	3,401
	Belc Co. Ltd.	75,602	3,394
	Kameda Seika Co. Ltd.	108,730	3,391
	Mitani Sekisan Co. Ltd.	84,937	3,386
	Kyorin Pharmaceutical Co. Ltd.	317,206	3,377
	Toho Bank Ltd.	1,838,582	3,371
	Tsugami Corp.	321,207	3,352
	Shin-Etsu Polymer Co. Ltd.	305,125	3,305
*,1	euglena Co. Ltd.	1,056,925	3,304
	Ringer Hut Co. Ltd.	215,641	3,302
	Nippon Seiki Co. Ltd.	404,250	3,301
	Uchida Yoko Co. Ltd.	69,265	3,291
[1]	Kisoji Co. Ltd.	194,219	3,262
	I'll Inc.	156,885	3,261
	Vital KSK Holdings Inc.	388,215	3,256
	Oyo Corp.	171,303	3,253
	Yurtec Corp.	301,557	3,252
	Torishima Pump Manufacturing Co. Ltd.	169,694	3,249
	Oiles Corp.	227,466	3,248
	Tachi-S Co. Ltd.	253,532	3,246
	Onward Holdings Co. Ltd.	881,370	3,242
	Nikkiso Co. Ltd.	457,886	3,237
	Nachi-Fujikoshi Corp.	147,826	3,230
	Nippon Signal Co. Ltd.	483,241	3,230
	Toyo Gosei Co. Ltd.	56,494	3,220
	Hibiya Engineering Ltd.	134,152	3,209
	Altech Corp.	164,300	3,195
	Riken Vitamin Co. Ltd.	176,518	3,191
	Yamaichi Electronics Co. Ltd.	180,112	3,187
	TechMatrix Corp.	190,758	3,186
*,1	PKSHA Technology Inc.	134,766	3,185
	Npr Riken Corp.	197,326	3,184
	Orient Corp.	484,369	3,178
	TSI Holdings Co. Ltd.	512,149	3,156
	S Foods Inc.	162,788	3,142
	Ryobi Ltd.	229,011	3,137

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Plus Alpha Consulting Co. Ltd.	205,253	3,129
	Eagle Industry Co. Ltd.	217,549	3,126
	Keihanshin Building Co. Ltd.	276,762	3,121
	Japan Pulp & Paper Co. Ltd.	660,630	3,114
	Broadleaf Co. Ltd.	664,928	3,110
	Tama Home Co. Ltd.	110,433	3,081
	DyDo Group Holdings Inc.	145,298	3,076
	Tokai Corp.	204,568	3,075
	Axial Retailing Inc.	467,176	3,066
	TRE Holdings Corp.	264,781	3,056
[1]	KeePer Technical Laboratory Co. Ltd.	102,133	3,055
	United Arrows Ltd.	211,136	3,051
	Anicom Holdings Inc.	637,480	3,038
	Marusan Securities Co. Ltd.	470,619	3,036
	Sumitomo Riko Co. Ltd.	295,709	3,034
	BML Inc.	162,730	3,022
	Avex Inc.	292,891	3,019
	RS Technologies Co. Ltd.	119,230	3,018
	SIGMAXYZ Holdings Inc.	254,692	3,013
	Nittetsu Mining Co. Ltd.	99,876	2,986
	Furukawa Co. Ltd.	262,216	2,973
	Oita Bank Ltd.	137,222	2,966
	Matsuyafoods Holdings Co. Ltd.	67,483	2,963
	Valqua Ltd.	127,773	2,952
	Mandom Corp.	340,041	2,941
	Sinanen Holdings Co. Ltd.	73,806	2,941
	Takara Bio Inc.	420,023	2,939
	Sanyo Chemical Industries Ltd.	101,120	2,937
	Cybozu Inc.	213,632	2,910
	Torii Pharmaceutical Co. Ltd.	107,384	2,907
	Bell System24 Holdings Inc.	275,203	2,901
	TOA ROAD Corp.	299,960	2,899
	Procrea Holdings Inc.	235,636	2,895
	Tsukishima Holdings Co. Ltd.	320,806	2,894
	Sun Frontier Fudousan Co. Ltd.	234,357	2,887
	Tokyu Construction Co. Ltd.	583,566	2,882
	ASAHI YUKIZAI Corp.	100,987	2,880
	Miyaji Engineering Group Inc.	197,680	2,879
	Avant Group Corp.	182,500	2,873
	Ishihara Sangyo Kaisha Ltd.	271,297	2,871
	MEC Co. Ltd.	110,894	2,869
[1]	United Super Markets Holdings Inc.	484,601	2,868
	Optex Group Co. Ltd.	262,787	2,862
[1]	Hakuto Co. Ltd.	86,757	2,839
	Nippon Carbon Co. Ltd.	89,788	2,832
	Goldcrest Co. Ltd.	124,153	2,821
	Obara Group Inc.	98,792	2,793
	Digital Arts Inc.	80,685	2,788
	Hosokawa Micron Corp.	96,586	2,783
	Shin Nippon Air Technologies Co. Ltd.	113,853	2,775
[1]	Koshidaka Holdings Co. Ltd.	390,416	2,775
	Septeni Holdings Co. Ltd.	852,200	2,773
	Starts Proceed Investment Corp.	2,064	2,771
	Osaka Organic Chemical Industry Ltd.	125,562	2,769
	SBS Holdings Inc.	145,393	2,765
[1]	OSAKA Titanium Technologies Co. Ltd.	157,480	2,756
	Doshisha Co. Ltd.	183,236	2,754
	ASKA Pharmaceutical Holdings Co. Ltd.	177,205	2,749
	Zuken Inc.	109,166	2,746
	Nippon Kanzai Holdings Co. Ltd.	146,541	2,745
	Oriental Shiraishi Corp.	1,006,276	2,743
	CTI Engineering Co. Ltd.	86,200	2,743
	Iwaki Co. Ltd.	135,900	2,742
	Kyokuyo Co. Ltd.	90,016	2,740
*	Chiyoda Corp.	1,323,764	2,738
	Vision Inc.	312,607	2,737
	Aeon Hokkaido Corp.	426,122	2,735
	Transaction Co. Ltd.	166,900	2,707
	Press Kogyo Co. Ltd.	668,639	2,706
	eGuarantee Inc.	273,775	2,706

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Meisei Industrial Co. Ltd.	322,723	2,701
	Komori Corp.	340,050	2,694
	Fujibo Holdings Inc.	83,848	2,668
	Yamanashi Chuo Bank Ltd.	237,027	2,667
	Asanuma Corp.	558,300	2,663
	Genki Global Dining Concepts Corp.	85,440	2,663
	Okinawa Electric Power Co. Inc.	367,163	2,661
	Raiznext Corp.	229,200	2,659
	Tosei REIT Investment Corp.	2,757	2,639
	Tamura Corp.	616,561	2,630
	Enplas Corp.	57,290	2,628
	Katakura Industries Co. Ltd.	181,710	2,626
	Iriso Electronics Co. Ltd.	147,333	2,623
	JM Holdings Co. Ltd.	117,219	2,622
	Sato Holdings Corp.	178,558	2,621
	Roland Corp.	99,918	2,612
	Curves Holdings Co. Ltd.	491,945	2,604
	Sintokogio Ltd.	384,346	2,602
	NS United Kaiun Kaisha Ltd.	81,827	2,594
	Aisan Industry Co. Ltd.	262,983	2,591
	Tachibana Eletech Co. Ltd.	144,106	2,584
	Yamae Group Holdings Co. Ltd.	181,100	2,583
	Aichi Steel Corp.	93,785	2,582
	Okinawa Financial Group Inc.	161,498	2,581
	Shizuoka Gas Co. Ltd.	347,372	2,573
*,1	eRex Co. Ltd.	509,521	2,568
	Mirai Industry Co. Ltd.	104,400	2,568
	Mirarth Holdings Inc.	728,445	2,567
	Retail Partners Co. Ltd.	268,335	2,563
	Nissin Corp.	87,854	2,553
	ESPEC Corp.	141,872	2,550
[1]	Komehyo Holdings Co. Ltd.	85,700	2,547
	Canon Electronics Inc.	158,603	2,542
	Chori Co. Ltd.	96,572	2,540
	Hokuto Corp.	200,012	2,538
	Samty Residential Investment Corp.	3,626	2,537
	MARUKA FURUSATO Corp.	160,479	2,527
	Saibu Gas Holdings Co. Ltd.	197,537	2,521
	K&O Energy Group Inc.	111,952	2,518
	Starzen Co. Ltd.	123,860	2,512
	ESCON Japan REIT Investment Corp.	2,934	2,511
	Sala Corp.	434,300	2,504
	Kanto Denka Kogyo Co. Ltd.	375,672	2,501
	Tenma Corp.	136,761	2,495
	Arisawa Manufacturing Co. Ltd.	249,600	2,488
	ES-Con Japan Ltd.	343,651	2,484
	Nippon Ceramic Co. Ltd.	140,315	2,481
	Japan Transcity Corp.	401,788	2,476
	Computer Engineering & Consulting Ltd.	189,504	2,475
	AOKI Holdings Inc.	295,125	2,472
	Aizawa Securities Group Co. Ltd.	199,407	2,472
	Kamei Corp.	181,092	2,463
	Anest Iwata Corp.	263,265	2,461
	Hokuetsu Industries Co. Ltd.	188,600	2,461
[1]	Sumiseki Holdings Inc.	379,600	2,457
	gremz Inc.	124,055	2,456
	Chubu Steel Plate Co. Ltd.	139,400	2,455
	Sankei Real Estate Inc.	4,218	2,452
	Shinagawa Refractories Co. Ltd.	205,044	2,451
	Nafco Co. Ltd.	141,500	2,443
	JAC Recruitment Co. Ltd.	456,156	2,442
	Health Care & Medical Investment Corp.	2,973	2,440
	Takamatsu Construction Group Co. Ltd.	117,882	2,428
	Mars Group Holdings Corp.	105,096	2,425
	Sakai Moving Service Co. Ltd.	137,812	2,420
	FP Partner Inc.	127,523	2,410
*	SRE Holdings Corp.	77,664	2,402
	Sanyo Special Steel Co. Ltd.	179,483	2,398
	Shinnihon Corp.	214,048	2,396
	Hirata Corp.	69,974	2,396

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Insource Co. Ltd.	333,280	2,395
	Marudai Food Co. Ltd.	188,743	2,392
	Xebio Holdings Co. Ltd.	271,933	2,385
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	113,140	2,378
	Santec Holdings Corp.	56,493	2,375
	VT Holdings Co. Ltd.	719,577	2,365
	JP-Holdings Inc.	466,003	2,362
	TV Asahi Holdings Corp.	168,903	2,354
	Sagami Holdings Corp.	204,167	2,354
	Yokorei Co. Ltd.	354,668	2,352
	Comture Corp.	193,049	2,351
	Teikoku Electric Manufacturing Co. Ltd.	122,768	2,338
	Pack Corp.	91,167	2,335
	Riken Technos Corp.	320,819	2,330
	Asahi Diamond Industrial Co. Ltd.	385,774	2,325
	Osaka Steel Co. Ltd.	96,726	2,323
	Futaba Industrial Co. Ltd.	476,128	2,318
	Kurimoto Ltd.	80,844	2,317
	GLOBERIDE Inc.	179,031	2,316
	Tonami Holdings Co. Ltd.	52,574	2,304
	Aida Engineering Ltd.	427,940	2,303
	Sumitomo Seika Chemicals Co. Ltd.	63,878	2,302
	Unipres Corp.	292,605	2,302
	Pasona Group Inc.	148,492	2,300
	Matsuda Sangyo Co. Ltd.	102,237	2,295
	Miyazaki Bank Ltd.	122,329	2,292
	San ju San Financial Group Inc.	198,247	2,291
	Halows Co. Ltd.	78,294	2,289
	Toyo Corp.	201,849	2,288
	J Trust Co. Ltd.	782,285	2,270
	Cosel Co. Ltd.	275,965	2,262
*	Miyakoshi Holdings Inc.	164,700	2,260
	Furuno Electric Co. Ltd.	197,638	2,259
	Daikyonishikawa Corp.	498,688	2,239
	Bank of the Ryukyus Ltd.	319,805	2,235
	Toho Titanium Co. Ltd.	280,844	2,233
	Yahagi Construction Co. Ltd.	207,929	2,231
[1]	Kappa Create Co. Ltd.	189,239	2,209
	Chubu Shiryo Co. Ltd.	211,910	2,193
	Seikagaku Corp.	368,659	2,193
[1]	Ise Chemicals Corp.	16,000	2,184
	J-Oil Mills Inc.	148,119	2,178
	Nissei ASB Machine Co. Ltd.	65,120	2,176
	METAWATER Co. Ltd.	173,035	2,158
	Denyo Co. Ltd.	119,417	2,154
	Godo Steel Ltd.	74,351	2,149
	Itochu-Shokuhin Co. Ltd.	42,613	2,144
	JCR Pharmaceuticals Co. Ltd.	465,249	2,144
	Rock Field Co. Ltd.	208,405	2,133
	Yondoshi Holdings Inc.	163,459	2,128
	Daito Pharmaceutical Co. Ltd.	135,600	2,125
*	Nippon Sheet Glass Co. Ltd.	809,843	2,121
	Daiwa Industries Ltd.	205,518	2,119
	Sanyo Electric Railway Co. Ltd.	149,720	2,117
	Japan Investment Adviser Co. Ltd.	281,700	2,104
	Kyoei Steel Ltd.	173,132	2,103
	Geo Holdings Corp.	193,648	2,096
	Siix Corp.	270,574	2,092
	Fujicco Co. Ltd.	174,244	2,089
	HI-LEX Corp.	207,691	2,087
	Krosaki Harima Corp.	133,060	2,084
	Seika Corp.	74,664	2,082
	France Bed Holdings Co. Ltd.	244,175	2,081
	Seikitokyu Kogyo Co. Ltd.	192,800	2,068
*,1	Oisix ra daichi Inc.	208,559	2,060
	Link & Motivation Inc.	463,359	2,059
	World Co. Ltd.	153,047	2,056
*	Istyle Inc.	542,867	2,050
	Stella Chemifa Corp.	70,695	2,044
	Alconix Corp.	214,329	2,044

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
[1]	Pressance Corp.	151,070	2,039
	Nippon Parking Development Co. Ltd.	1,251,031	2,028
*	Fujio Food Group Inc.	216,873	2,022
	Chofu Seisakusho Co. Ltd.	146,862	2,021
	JDC Corp.	576,119	2,017
	Sakai Chemical Industry Co. Ltd.	112,092	2,014
	Fukui Bank Ltd.	156,095	2,012
	Ehime Bank Ltd.	275,670	2,007
	Topy Industries Ltd.	144,651	2,004
	Fukuda Corp.	53,135	2,001
	Tanseisha Co. Ltd.	343,079	2,000
	Sodick Co. Ltd.	356,787	1,994
[1]	PHC Holdings Corp.	269,398	1,993
	Bank of Iwate Ltd.	124,973	1,985
	Shibusawa Warehouse Co. Ltd.	93,880	1,973
	Chiyoda Integre Co. Ltd.	82,247	1,945
	Shima Seiki Manufacturing Ltd.	242,907	1,941
	Matsuya Co. Ltd.	319,747	1,937
	Aiphone Co. Ltd.	97,945	1,931
	Ines Corp.	168,450	1,924
	Akita Bank Ltd.	126,125	1,921
	Zenrin Co. Ltd.	313,363	1,917
	Hokkaido Gas Co. Ltd.	459,930	1,916
	Kawada Technologies Inc.	106,801	1,915
	Toenec Corp.	294,615	1,908
	Hochiki Corp.	126,876	1,886
	Belluna Co. Ltd.	371,088	1,883
	Proto Corp.	181,232	1,879
	Elan Corp.	268,486	1,871
	G-Tekt Corp.	169,201	1,870
	Nippon Denko Co. Ltd.	873,427	1,869
	Shikoku Bank Ltd.	277,142	1,869
[1]	Ki-Star Real Estate Co. Ltd.	68,071	1,867
	MTI Ltd.	230,475	1,866
	Fudo Tetra Corp.	116,707	1,865
	Miroku Jyoho Service Co. Ltd.	143,048	1,864
	SRA Holdings	62,023	1,854
	Moriroku Holdings Co. Ltd.	119,003	1,854
	Onoken Co. Ltd.	177,459	1,853
	Weathernews Inc.	45,784	1,850
	Gree Inc.	561,894	1,836
	Fixstars Corp.	163,650	1,831
	Hoosiers Holdings Co. Ltd.	250,637	1,828
	Shinsho Corp.	40,472	1,827
	BRONCO BILLY Co. Ltd.	69,362	1,823
	Daiki Aluminium Industry Co. Ltd.	240,880	1,819
	Universal Entertainment Corp.	185,226	1,818
[1]	Daikoku Denki Co. Ltd.	77,900	1,817
	Yokowo Co. Ltd.	173,324	1,812
	Nippon Fine Chemical Co. Ltd.	112,301	1,811
	Ryoden Corp.	104,476	1,806
	Gakken Holdings Co. Ltd.	256,474	1,801
	Imperial Hotel Ltd.	268,500	1,801
	Alpen Co. Ltd.	120,891	1,800
[1]	Key Coffee Inc.	128,419	1,798
	LEC Inc.	195,753	1,792
	JSB Co. Ltd.	90,500	1,790
	Koa Corp.	224,807	1,788
	TOC Co. Ltd.	408,712	1,782
	Mitsuba Corp.	280,625	1,781
	m-up Holdings Inc.	191,300	1,773
	Qol Holdings Co. Ltd.	177,871	1,764
	ZIGExN Co. Ltd.	417,130	1,764
	Nippon Television Holdings Inc.	112,200	1,759
	KPP Group Holdings Co. Ltd.	372,700	1,756
	Cawachi Ltd.	92,731	1,747
	Yamagata Bank Ltd.	245,906	1,742
	M&A Capital Partners Co. Ltd.	107,370	1,738
	Software Service Inc.	17,400	1,736
	Aichi Corp.	208,984	1,718

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Tsubaki Nakashima Co. Ltd.	347,076	1,711
	Sumida Corp.	266,273	1,710
	Warabeya Nichiyo Holdings Co. Ltd.	104,496	1,699
	Hodogaya Chemical Co. Ltd.	52,718	1,691
	Kyokuto Securities Co. Ltd.	171,859	1,688
	Okuwa Co. Ltd.	272,444	1,687
	Okabe Co. Ltd.	303,587	1,682
	Kenko Mayonnaise Co. Ltd.	107,401	1,680
	Neturen Co. Ltd.	243,419	1,679
	Base Co. Ltd.	76,706	1,679
	Osaki Electric Co. Ltd.	323,430	1,677
	Wellneo Sugar Co. Ltd.	108,947	1,675
	FULLCAST Holdings Co. Ltd.	148,718	1,673
	Toyo Kanetsu KK	59,571	1,671
	Nippon Road Co. Ltd.	138,460	1,669
	St. Marc Holdings Co. Ltd.	109,869	1,667
	Carta Holdings Inc.	167,989	1,645
	Tokushu Tokai Paper Co. Ltd.	63,206	1,636
	Fujiya Co. Ltd.	84,299	1,630
	Shinwa Co. Ltd.	90,412	1,627
	NEC Capital Solutions Ltd.	61,730	1,625
	Softcreate Holdings Corp.	125,666	1,622
	Macromill Inc.	290,181	1,616
	Chiyoda Co. Ltd.	232,535	1,600
	Honeys Holdings Co. Ltd.	131,390	1,581
	G-7 Holdings Inc.	134,959	1,581
	Daiho Corp.	65,165	1,576
	Tochigi Bank Ltd.	852,633	1,573
	Nippon Beet Sugar Manufacturing Co. Ltd.	82,970	1,564
	Feed One Co. Ltd.	252,035	1,563
	GMO Financial Holdings Inc.	353,600	1,558
	Dai Nippon Toryo Co. Ltd.	203,805	1,554
	Tekken Corp.	93,688	1,548
	Ichiyoshi Securities Co. Ltd.	327,046	1,544
	Mie Kotsu Group Holdings Inc.	442,137	1,542
	Mitsubishi Research Institute Inc.	52,879	1,538
	FIDEA Holdings Co. Ltd.	153,055	1,527
	Nippon Thompson Co. Ltd.	461,492	1,522
	Tayca Corp.	131,754	1,518
	Rheon Automatic Machinery Co. Ltd.	158,842	1,513
	Bank of Saga Ltd.	102,957	1,508
	Elematec Corp.	124,183	1,501
	Icom Inc.	75,868	1,481
	Artnature Inc.	259,134	1,480
	Komatsu Matere Co. Ltd.	275,864	1,476
	Koatsu Gas Kogyo Co. Ltd.	242,289	1,474
	Management Solutions Co. Ltd.	128,165	1,473
	Nitto Kohki Co. Ltd.	85,400	1,469
	Nittoku Co. Ltd.	121,000	1,465
	ST Corp.	140,118	1,442
	CMK Corp.	504,139	1,441
	Sparx Group Co. Ltd.	156,087	1,441
	Taki Chemical Co. Ltd.	53,467	1,431
	Giken Ltd.	111,989	1,424
	YAKUODO Holdings Co. Ltd.	82,172	1,415
	DKS Co. Ltd.	62,542	1,404
	Shinko Shoji Co. Ltd.	216,046	1,394
*	giftee Inc.	186,530	1,387
	Inageya Co. Ltd.	161,334	1,380
	Solasto Corp.	354,342	1,379
[1]	Shin Nippon Biomedical Laboratories Ltd.	168,821	1,377
	COLOPL Inc.	369,126	1,375
	Arakawa Chemical Industries Ltd.	160,249	1,373
	Ichikoh Industries Ltd.	429,094	1,342
	JSP Corp.	98,524	1,339
	V Technology Co. Ltd.	75,853	1,335
	Vector Inc.	207,090	1,323
[1]	YA-MAN Ltd.	222,248	1,318
	Akatsuki Inc.	91,102	1,307
	Kyodo Printing Co. Ltd.	56,296	1,304

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
[1]	Gamecard-Joyco Holdings Inc.	85,600	1,302
	Towa Bank Ltd.	314,177	1,300
[1]	Kojima Co. Ltd.	192,155	1,289
	Kyosan Electric Manufacturing Co. Ltd.	363,004	1,285
	Tokyo Energy & Systems Inc.	165,480	1,282
*	Pacific Metals Co. Ltd.	132,158	1,272
	Tomoku Co. Ltd.	76,805	1,265
	Toa Corp. (XTKS)	184,991	1,260
	LITALICO Inc.	144,752	1,259
[1]	Studio Alice Co. Ltd.	86,834	1,249
	Central Security Patrols Co. Ltd.	62,215	1,240
	Okura Industrial Co. Ltd.	65,997	1,237
	Maxvalu Tokai Co. Ltd.	55,665	1,236
*	Gurunavi Inc.	515,496	1,224
*	PIA Corp.	57,053	1,215
	Nihon Nohyaku Co. Ltd.	287,263	1,215
*	Nippon Chemi-Con Corp.	162,572	1,197
	Intage Holdings Inc.	107,076	1,187
	Tv Tokyo Holdings Corp.	45,183	1,174
[1]	Pharma Foods International Co. Ltd.	188,050	1,174
*	Remixpoint Inc.	945,838	1,170
	Midac Holdings Co. Ltd.	93,756	1,167
	Futaba Corp.	333,811	1,164
	Riso Kyoiku Co. Ltd.	644,822	1,161
	Fuji Pharma Co. Ltd.	129,413	1,160
	Maezawa Kyuso Industries Co. Ltd.	130,354	1,160
	Daido Metal Co. Ltd.	341,156	1,152
	Kanaden Corp.	113,906	1,148
	Pronexus Inc.	131,344	1,147
[1]	Ministop Co. Ltd.	101,283	1,140
	Yorozu Corp.	148,414	1,124
	Hisaka Works Ltd.	151,059	1,113
	Kanagawa Chuo Kotsu Co. Ltd.	47,971	1,108
	Marvelous Inc.	268,795	1,102
[1]	Chilled & Frozen Logistics Holdings Co. Ltd.	27,684	1,100
	Achilles Corp.	105,846	1,099
	Kintetsu Department Store Co. Ltd.	74,618	1,099
	Nichiban Co. Ltd.	82,009	1,094
	Yamashin-Filter Corp.	300,744	1,085
	Asahi Co. Ltd.	90,210	1,084
	Sankyo Tateyama Inc.	205,761	1,079
*,1	Demae-Can Co. Ltd.	573,600	1,077
	DKK Co. Ltd.	79,428	1,075
	S-Pool Inc.	436,825	1,040
	CAC Holdings Corp.	83,513	1,033
	Yukiguni Maitake Co. Ltd.	147,769	1,032
	Nihon Tokushu Toryo Co. Ltd.	123,720	1,021
	Chuo Spring Co. Ltd.	124,480	1,019
	Furukawa Battery Co. Ltd.	105,797	1,016
*,1	W-Scope Corp.	397,880	1,012
	Alpha Systems Inc.	49,538	1,008
	Takaoka Toko Co. Ltd.	79,640	1,005
*	Net Protections Holdings Inc.	419,200	1,002
	Rokko Butter Co. Ltd.	90,786	1,001
	CTS Co. Ltd.	173,128	999
	Advan Group Co. Ltd.	157,532	992
	Ebase Co. Ltd.	228,612	989
	Central Sports Co. Ltd.	57,829	980
	Nihon Chouzai Co. Ltd.	102,730	973
	Shindengen Electric Manufacturing Co. Ltd.	59,058	968
	Sankyo Seiko Co. Ltd.	236,436	961
	Oro Co. Ltd.	52,722	960
	World Holdings Co. Ltd.	70,135	958
[1]	Inaba Seisakusho Co. Ltd.	77,413	939
	WATAMI Co. Ltd.	154,758	938
	EM Systems Co. Ltd.	262,949	931
*	Jamco Corp.	98,780	927
	Nihon Trim Co. Ltd.	36,619	922
	Hokkan Holdings Ltd.	76,229	919
	Fukui Computer Holdings Inc.	48,844	918

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	ValueCommerce Co. Ltd.	115,611	906
	Sanoh Industrial Co. Ltd.	170,665	889
	Nisso Holdings Co. Ltd.	157,507	889
	WDB Holdings Co. Ltd.	74,162	885
*	TerraSky Co. Ltd.	57,646	863
*,1	Sourcenext Corp.	623,888	862
	Shimojima Co. Ltd.	94,172	859
	Melco Holdings Inc.	53,290	857
	Nippon Coke & Engineering Co. Ltd.	1,236,550	857
	Nippon Sharyo Ltd.	56,431	850
	Iseki & Co. Ltd.	121,629	847
	Aeon Fantasy Co. Ltd.	52,673	836
	Tsutsumi Jewelry Co. Ltd.	56,370	835
	Taisei Lamick Co. Ltd.	45,221	829
	GMO GlobalSign Holdings KK	40,641	821
	Nippon Rietec Co. Ltd.	107,597	819
	Mimasu Semiconductor Industry Co. Ltd.	31,773	815
	Fuso Pharmaceutical Industries Ltd.	51,742	812
[1]	Takatori Corp.	39,671	809
*	KNT-CT Holdings Co. Ltd.	84,869	798
	Inui Global Logistics Co. Ltd.	98,653	797
*,1	Japan Display Inc.	4,984,772	792
	Airport Facilities Co. Ltd.	195,162	780
*	Kourakuen Holdings Corp.	90,163	775
	Shimizu Bank Ltd.	74,898	773
	Kanamic Network Co. Ltd.	199,106	749
	Atrae Inc.	125,093	746
[1]	Abalance Corp.	103,200	743
	FAN Communications Inc.	260,144	733
	Nakayama Steel Works Ltd.	133,863	728
	Sanshin Electronics Co. Ltd.	52,111	725
	BrainPad Inc.	121,830	723
	SBI ARUHI Corp.	126,295	719
[1]	Airtrip Corp.	85,009	717
	Yushin Precision Equipment Co. Ltd.	156,000	704
*,3	Shimadaya Corp.	53,290	704
	I-PEX Inc.	63,542	703
	Amuse Inc.	71,194	696
	Ohara Inc.	65,897	664
	Cleanup Corp.	133,388	654
	Digital Holdings Inc.	99,939	652
	Corona Corp.	97,486	635
*	Optim Corp.	146,893	626
	Gecoss Corp.	94,435	587
	Tosho Co. Ltd.	121,563	581
*	Gunosy Inc.	102,774	568
[1]	Kitanotatsujin Corp.	488,910	566
	Daisyo Corp.	67,791	508
	Taiho Kogyo Co. Ltd.	117,011	503
	Fibergate Inc.	69,541	495
	CHIMNEY Co. Ltd.	53,904	489
	Tokyo Individualized Educational Institute Inc.	169,837	482
	LIFULL Co. Ltd.	478,903	477
	Tess Holdings Co. Ltd.	227,961	470
*,1	Open Door Inc.	94,896	466
	IR Japan Holdings Ltd.	75,174	463
	Sekisui Kasei Co. Ltd.	166,741	459
*	FDK Corp.	107,188	452
	Japan Medical Dynamic Marketing Inc.	88,564	444
[1]	Medical Data Vision Co. Ltd.	116,903	441
	Takamiya Co. Ltd.	134,308	404
	Media Do Co. Ltd.	42,088	404
*	Tatsuta Electric Wire & Cable Co. Ltd.	64,963	351
*	Right On Co. Ltd.	25,932	58
			43,787,826
Netherlands (3.6%)
	ASML Holding NV	3,366,762	2,800,674
	ING Groep NV	27,628,071	501,256
	Prosus NV	11,093,323	484,161

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*,2	Adyen NV	252,226	394,890
	Wolters Kluwer NV	2,058,512	347,213
	Koninklijke Ahold Delhaize NV	8,024,074	277,380
	ASM International NV	397,936	262,542
*	Koninklijke Philips NV	6,806,376	223,151
	Heineken NV	2,354,704	209,027
	DSM-Firmenich AG	1,478,974	204,109
	Universal Music Group NV	6,440,228	168,484
	Koninklijke KPN NV	32,353,905	132,142
	NN Group NV	2,343,263	116,920
	ArcelorMittal SA	4,143,339	108,492
	Akzo Nobel NV	1,460,002	103,136
	EXOR NV	856,927	91,866
	IMCD NV	487,126	84,621
	Heineken Holding NV	1,114,113	84,172
	BE Semiconductor Industries NV	650,978	83,026
[2]	ABN AMRO Bank NV	3,810,382	68,861
	ASR Nederland NV	1,258,611	61,700
	Aegon Ltd.	9,263,178	59,498
	Randstad NV	910,185	45,224
	Arcadis NV	620,129	42,998
*	InPost SA	2,043,439	38,580
	Aalberts NV	822,712	33,445
	Koninklijke Vopak NV	557,151	25,857
[2]	Signify NV	1,081,623	25,515
*,2	Just Eat Takeaway.com NV	1,617,786	24,250
	SBM Offshore NV	1,324,346	24,209
	OCI NV	830,595	23,680
	Fugro NV	954,756	21,754
	JDE Peet's NV	854,379	17,842
[1,2]	CTP NV	962,654	17,571
	Allfunds Group plc	2,819,825	17,353
	Van Lanschot Kempen NV	326,662	15,544
	Corbion NV	508,881	14,522
	TKH Group NV	340,807	14,353
*,1	Galapagos NV	416,592	12,000
*,1,2	Basic-Fit NV	446,560	11,645
	APERAM SA	366,280	11,482
	Koninklijke BAM Groep NV	2,291,754	10,737
	Eurocommercial Properties NV	363,661	10,073
	Wereldhave NV	382,169	6,332
	Flow Traders Ltd.	282,084	5,947
[1]	AMG Critical Materials NV	266,975	5,079
	Vastned Retail NV	151,834	4,083
[1]	PostNL NV	2,921,062	4,082
	Sligro Food Group NV	284,864	4,003
	NSI NV	160,773	3,686
*,1	TomTom NV	561,115	3,223
*,1,2	Alfen NV	180,039	2,639
[1]	Brunel International NV	159,610	1,558
[2]	B&S Group Sarl	201,844	1,054
			7,367,641
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	4,923,743	109,140
	Infratil Ltd.	8,250,967	64,307
	Auckland International Airport Ltd.	12,588,130	59,709
	Meridian Energy Ltd.	10,662,602	40,200
	Contact Energy Ltd.	6,756,432	35,093
	Mainfreight Ltd.	690,402	31,204
	EBOS Group Ltd.	1,343,009	30,891
	Spark New Zealand Ltd.	15,444,937	29,783
*,1	a2 Milk Co. Ltd.	6,093,966	26,466
	Mercury NZ Ltd.	5,875,881	24,136
*	Fletcher Building Ltd.	8,110,056	15,307
	Summerset Group Holdings Ltd.	2,012,947	15,259
*	Ryman Healthcare Ltd.	5,136,121	14,114
	Goodman Property Trust	9,026,008	11,788
	Precinct Properties Group	11,493,950	9,165
	Freightways Group Ltd.	1,480,520	8,531

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Kiwi Property Group Ltd.	13,614,424	7,979
	Genesis Energy Ltd.	4,951,853	6,620
	SKYCITY Entertainment Group Ltd.	6,361,539	5,556
	Vector Ltd.	2,107,530	5,076
	Argosy Property Ltd.	7,066,284	4,729
	Air New Zealand Ltd.	12,836,851	4,308
	Stride Property Group	4,684,592	4,157
*	Oceania Healthcare Ltd.	5,990,143	2,824
	Scales Corp. Ltd.	918,887	2,043
	SKY Network Television Ltd.	1,159,530	1,910
			570,295
Norway (0.7%)
	Equinor ASA	7,002,610	177,157
	DNB Bank ASA	8,430,925	172,893
	Norsk Hydro ASA	11,032,742	71,272
	Mowi ASA	3,778,108	67,867
	Telenor ASA	5,297,410	67,676
	Kongsberg Gruppen ASA	632,637	61,796
	Orkla ASA	6,513,896	61,435
	Aker BP ASA	2,611,197	55,887
	Yara International ASA	1,391,077	43,949
	Storebrand ASA	3,446,856	37,825
	Subsea 7 SA	2,024,031	32,683
	TOMRA Systems ASA	2,007,680	29,510
	Salmar ASA	542,353	28,452
	Frontline plc	1,222,493	27,759
	Gjensidige Forsikring ASA	1,444,977	27,026
	Bakkafrost P/F	435,405	25,067
	Schibsted ASA Class A	735,681	23,708
	Var Energi ASA	7,624,148	23,560
	Schibsted ASA Class B	719,170	21,622
	SpareBank 1 SR-Bank ASA	1,562,165	20,151
	Hafnia Ltd.	2,475,286	17,576
*	Nordic Semiconductor ASA	1,623,739	16,419
	Borregaard ASA	855,161	16,066
	SpareBank 1 SMN	1,079,986	15,711
	TGS ASA	1,662,798	15,617
	Golden Ocean Group Ltd.	1,026,125	13,721
	Protector Forsikring ASA	557,428	12,772
*	Cadeler A/S	1,807,138	12,685
*	DOF Group ASA	1,503,173	12,462
	Hoegh Autoliners ASA	932,237	11,966
	Leroy Seafood Group ASA	2,392,612	10,956
	Borr Drilling Ltd.	1,990,924	10,935
	Veidekke ASA	934,433	10,933
	Aker ASA Class A	205,550	10,655
	Wallenius Wilhelmsen ASA	862,631	10,111
[2]	BW LPG Ltd.	708,440	10,097
*,2	AutoStore Holdings Ltd.	9,150,555	9,313
	Atea ASA	713,336	9,203
[2]	Europris ASA	1,420,524	9,078
	Aker Solutions ASA	2,212,852	8,523
*,2	Crayon Group Holding ASA	685,857	8,096
*,2	Scatec ASA	1,022,438	8,036
*,2	Entra ASA	610,497	7,909
	DNO ASA	7,243,590	7,832
	MPC Container Ships ASA	3,232,589	7,470
	Austevoll Seafood ASA	760,635	6,968
	Stolt-Nielsen Ltd.	185,364	6,849
*,1	NEL ASA	14,187,183	6,713
	FLEX LNG Ltd.	259,395	6,664
*,2	Elkem ASA	2,450,285	4,765
	Wilh Wilhelmsen Holding ASA Class A	108,729	4,651
*	Hexagon Composites ASA	1,092,917	4,641
	Bonheur ASA	167,373	4,238
[1]	Grieg Seafood ASA	490,776	2,715
	BW Offshore Ltd.	699,118	1,873
*	Aker Carbon Capture ASA	2,790,423	1,675
*	BW Energy Ltd.	583,196	1,284

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*,1	Cavendish Hydrogen ASA	283,313	310
			1,414,783
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	7,285,922	106,172
	ORLEN SA	4,933,546	71,610
	Powszechny Zaklad Ubezpieczen SA	4,795,021	52,419
	Bank Polska Kasa Opieki SA	1,339,849	51,155
	KGHM Polska Miedz SA	1,165,727	48,205
*,2	Allegro.eu SA	4,793,358	43,339
	Santander Bank Polska SA	329,674	38,957
	LPP SA	9,488	38,891
*,2	Dino Polska SA	411,073	37,420
[1]	CD Projekt SA	554,636	25,097
	Alior Bank SA	788,354	18,957
	Grupa Kety SA	82,932	17,769
*	mBank SA	109,535	17,576
*	CCC SA	392,454	17,291
	KRUK SA	149,444	17,214
	Budimex SA	108,810	16,884
*	PGE Polska Grupa Energetyczna SA	7,483,683	13,988
	Orange Polska SA	5,631,672	12,353
*	Bank Millennium SA	5,201,703	11,496
	Asseco Poland SA	442,160	9,998
	Benefit Systems SA	14,468	9,879
*	Tauron Polska Energia SA	8,017,128	6,970
*	Pepco Group NV	1,241,490	6,624
	Bank Handlowy w Warszawie SA	275,169	6,495
*	Enea SA	2,156,031	6,416
[2]	XTB SA	334,481	5,335
*	Cyfrowy Polsat SA	1,213,553	4,018
*	AmRest Holdings SE	599,371	3,605
*,1	Jastrzebska Spolka Weglowa SA	434,382	2,915
	Warsaw Stock Exchange	230,978	2,631
*,1	Grupa Azoty SA	376,688	1,996
			723,675
Portugal (0.2%)
	EDP SA	25,728,777	117,344
	Galp Energia SGPS SA	3,678,581	68,853
	Jeronimo Martins SGPS SA	2,350,765	46,194
	EDP Renovaveis SA	2,564,529	44,748
	Banco Comercial Portugues SA Class R	65,566,064	29,588
	REN - Redes Energeticas Nacionais SGPS SA	3,272,536	8,798
	Navigator Co. SA	2,116,708	8,684
	Sonae SGPS SA	7,675,608	8,110
	NOS SGPS SA	1,635,317	6,653
	CTT-Correios de Portugal SA	934,005	4,564
	Altri SGPS SA	613,537	3,431
	Corticeira Amorim SGPS SA	280,389	2,762
	Semapa-Sociedade de Investimento e Gestao	129,788	2,084
	Mota-Engil SGPS SA	685,151	1,959
*	Greenvolt-Energias Renovaveis SA	205,203	1,896
			355,668
Singapore (1.1%)
	DBS Group Holdings Ltd.	17,226,851	510,161
	Oversea-Chinese Banking Corp. Ltd.	30,093,431	352,273
	United Overseas Bank Ltd.	10,372,049	258,907
	Singapore Telecommunications Ltd.	64,320,993	161,729
	CapitaLand Integrated Commercial Trust	45,572,157	74,906
	CapitaLand Ascendas REIT	30,474,028	67,481
	Singapore Exchange Ltd.	7,031,669	62,306
[1]	Singapore Airlines Ltd.	11,796,353	62,272
	Keppel Ltd.	11,866,527	60,954
	Capitaland Investment Ltd.	19,698,230	47,626
	Singapore Technologies Engineering Ltd.	13,021,480	47,030
	Wilmar International Ltd.	16,979,500	44,038
	Genting Singapore Ltd.	49,637,128	33,646
	Sembcorp Industries Ltd.	7,767,913	33,392
	Mapletree Logistics Trust	28,542,902	32,400
	Mapletree Industrial Trust	16,929,949	31,992

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Thai Beverage PCL	69,810,700	29,030
	Venture Corp. Ltd.	2,223,436	24,266
*	Seatrium Ltd.	17,242,450	23,884
	Mapletree Pan Asia Commercial Trust	19,633,282	22,542
	Frasers Logistics & Commercial Trust	24,626,834	21,947
	SATS Ltd.	7,603,803	21,360
	ComfortDelGro Corp. Ltd.	17,661,359	20,759
	Suntec REIT	18,129,681	18,738
	Keppel DC REIT	10,916,272	18,395
	UOL Group Ltd.	4,219,058	18,232
	NetLink NBN Trust	24,874,844	17,728
	Frasers Centrepoint Trust	9,310,283	16,635
	City Developments Ltd.	3,897,689	16,329
	CapitaLand Ascott Trust	21,174,686	16,043
	Keppel REIT	20,249,972	15,013
	Jardine Cycle & Carriage Ltd.	583,718	12,522
	Keppel Infrastructure Trust	34,205,981	12,386
	ESR-LOGOS REIT	52,693,257	11,853
	Golden Agri-Resources Ltd.	54,196,832	11,791
	Parkway Life REIT	3,297,166	10,764
	Olam Group Ltd.	9,647,710	8,424
	iFAST Corp. Ltd.	1,352,469	7,680
	Capitaland India Trust	8,252,994	7,442
	Lendlease Global Commercial REIT	14,651,767	6,890
	Sheng Siong Group Ltd.	5,739,873	6,832
	PARAGON REIT	9,445,593	6,774
	CapitaLand China Trust	10,048,148	6,664
	Hutchison Port Holdings Trust	42,790,324	6,464
	CDL Hospitality Trusts	7,686,512	6,104
	Raffles Medical Group Ltd.	7,743,194	5,553
	AIMS APAC REIT	5,408,413	5,549
	Starhill Global REIT	12,355,370	5,227
	First Resources Ltd.	4,278,332	4,881
	Cromwell European REIT	2,628,926	4,700
	OUE REIT	18,618,235	4,633
	Digital Core REIT Management Pte. Ltd.	7,532,070	4,629
	Singapore Post Ltd.	12,758,368	4,614
	StarHub Ltd.	4,765,574	4,555
	UMS Holdings Ltd.	5,048,692	4,207
	Far East Hospitality Trust	8,318,059	4,139
	SIA Engineering Co. Ltd.	1,887,816	3,551
	Riverstone Holdings Ltd.	4,587,573	3,153
	AEM Holdings Ltd.	2,270,204	2,495
	First REIT	10,309,716	2,246
*	Keppel Pacific Oak US REIT	7,131,557	1,930
	Silverlake Axis Ltd.	6,045,926	1,699
*	Manulife US REIT	13,166,219	1,636
	Bumitama Agri Ltd.	2,741,008	1,599
[1]	Nanofilm Technologies International Ltd.	1,506,479	1,019
*	COSCO Shipping International Singapore Co. Ltd.	7,470,216	815
*,1,3	Ezra Holdings Ltd.	7,286,100	—
*,3	Eagle Hospitality Trust	4,532,200	—
			2,377,434
South Korea (4.0%)
	Samsung Electronics Co. Ltd. (XKRX)	40,731,334	1,903,733
	SK Hynix Inc.	4,609,710	616,949
	Hyundai Motor Co.	1,166,910	217,328
	POSCO Holdings Inc.	638,090	187,324
	Celltrion Inc.	1,236,604	184,121
	KB Financial Group Inc.	2,873,967	177,330
	Shinhan Financial Group Co. Ltd.	4,136,204	175,427
	Kia Corp.	2,122,071	161,587
	NAVER Corp.	1,159,137	149,303
	Samsung SDI Co. Ltd. (XKRX)	447,020	129,070
*,2	Samsung Biologics Co. Ltd.	150,994	112,310
	LG Chem Ltd. (XKRX)	402,689	109,301
*,1	LG Energy Solution Ltd.	339,979	107,257
	Hana Financial Group Inc.	2,242,402	100,621
	Hyundai Mobis Co. Ltd.	575,474	95,308

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*	Alteogen Inc.	360,203	89,699
*	Krafton Inc.	305,416	79,452
	Kakao Corp.	2,832,573	78,050
	Samsung C&T Corp.	707,250	74,078
	LG Electronics Inc. (XKRX)	916,697	72,992
	Samsung Fire & Marine Insurance Co. Ltd.	275,822	72,899
	KT&G Corp.	850,920	70,545
*	HLB Inc.	1,008,612	65,584
	Hanwha Aerospace Co. Ltd.	264,513	60,272
	Woori Financial Group Inc.	5,093,032	60,124
	Meritz Financial Group Inc.	781,600	57,803
*	Ecopro Co. Ltd.	836,323	56,365
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	366,608	52,365
	Yuhan Corp.	462,639	50,461
*	Doosan Enerbility Co. Ltd.	3,635,195	49,748
*	SK Square Co. Ltd.	787,454	48,612
	Korea Zinc Co. Ltd.	91,469	47,913
	Samsung Electro-Mechanics Co. Ltd.	472,706	47,788
	HD Hyundai Electric Co. Ltd.	186,538	46,933
[1]	POSCO Future M Co. Ltd.	242,350	46,186
*	SK Innovation Co. Ltd.	507,241	45,436
	Samsung Life Insurance Co. Ltd.	632,377	45,165
	LG Corp.	748,911	45,008
*	Samsung Heavy Industries Co. Ltd.	5,526,557	42,396
	Samsung SDS Co. Ltd.	310,015	36,507
	HMM Co. Ltd.	2,487,921	35,230
	SK Inc.	298,130	34,862
	Korea Electric Power Corp.	2,177,741	34,035
	DB Insurance Co. Ltd.	379,688	32,628
	Hanmi Semiconductor Co. Ltd.	375,708	31,286
	KakaoBank Corp.	1,845,776	29,767
*	Ecopro Materials Co. Ltd.	286,386	29,574
	Amorepacific Corp.	249,558	27,940
	Korean Air Lines Co. Ltd.	1,591,697	27,302
*	Hyundai Heavy Industries Co. Ltd.	182,634	25,680
	Hyundai Rotem Co. Ltd.	615,411	25,183
	Industrial Bank of Korea	2,326,645	24,814
	Coway Co. Ltd.	482,911	24,372
	Korea Aerospace Industries Ltd.	596,318	23,766
	HYBE Co. Ltd.	178,810	23,044
	LG H&H Co. Ltd. (XKRX)	79,577	22,935
*	Ecopro BM Co. Ltd.	161,675	22,670
*	Samsung E&A Co. Ltd.	1,349,328	22,642
*	LG Display Co. Ltd.	2,656,245	22,158
	HD Hyundai Co. Ltd.	358,376	20,915
	LG Innotek Co. Ltd.	120,850	20,122
	Hankook Tire & Technology Co. Ltd.	626,443	19,744
	NCSoft Corp.	134,765	19,604
*	SK Biopharmaceuticals Co. Ltd.	237,918	18,848
*	L&F Co. Ltd.	212,407	18,393
*	CosmoAM&T Co. Ltd.	189,769	18,176
	Korea Investment Holdings Co. Ltd.	323,863	18,098
*	Hanwha Ocean Co. Ltd.	769,412	17,893
	Samsung Securities Co. Ltd.	536,408	17,828
*	SKC Co. Ltd.	159,638	17,550
	Hanwha Solutions Corp.	884,657	17,527
	Posco International Corp.	389,973	17,001
	Hanjin Kal Corp.	267,944	16,759
	Kumho Petrochemical Co. Ltd.	139,163	16,719
*	LigaChem Biosciences Inc.	220,050	16,509
	LS Electric Co. Ltd.	130,858	16,348
	S-Oil Corp.	348,153	16,336
*	Enchem Co. Ltd.	116,433	16,169
	BNK Financial Group Inc.	2,334,417	16,098
	JB Financial Group Co. Ltd.	1,374,211	16,014
	Hyundai Steel Co.	733,781	15,613
	CJ CheilJedang Corp. (XKRX)	64,973	15,068
	LIG Nex1 Co. Ltd.	91,645	14,831
	Hyosung Heavy Industries Corp.	55,422	14,771
	Hyundai Engineering & Construction Co. Ltd.	631,654	14,702

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Fila Holdings Corp.	445,925	14,311
	Samyang Foods Co. Ltd.	34,351	14,300
	Mirae Asset Securities Co. Ltd.	2,220,481	14,260
	Orion Corp.Republic of Korea	190,334	14,126
	LS Corp.	145,701	13,698
	LG Uplus Corp.	1,786,793	13,371
	Hanmi Pharm Co. Ltd.	54,125	13,306
	HD HYUNDAI MIPO	171,376	13,035
	Doosan Bobcat Inc.	416,375	12,875
	Sam Chun Dang Pharm Co. Ltd.	117,622	12,535
	GS Holdings Corp.	386,934	12,535
	Hyundai Marine & Fire Insurance Co. Ltd.	496,680	12,510
	NH Investment & Securities Co. Ltd.	1,179,048	12,069
	Lotte Chemical Corp.	152,237	11,786
	Hyundai Glovis Co. Ltd.	126,008	11,740
*	Kum Yang Co. Ltd.	291,379	11,669
	Kangwon Land Inc.	892,157	11,543
	LEENO Industrial Inc.	78,242	11,269
	IsuPetasys Co. Ltd.	398,521	11,214
[1]	KIWOOM Securities Co. Ltd.	111,436	11,052
	Posco DX Co. Ltd.	447,200	10,434
	CJ Corp.	111,636	10,117
	Hotel Shilla Co. Ltd.	259,564	9,497
*	Hanall Biopharma Co. Ltd.	313,649	9,279
	Classys Inc.	223,467	9,237
*	Hugel Inc.	49,491	9,041
	JYP Entertainment Corp.	230,309	8,858
	CS Wind Corp.	167,760	8,828
	HPSP Co. Ltd.	369,936	8,795
	Cheil Worldwide Inc.	619,802	8,680
*	SK Bioscience Co. Ltd.	203,194	8,590
*,2	Netmarble Corp.	183,344	8,285
	Hanwha Corp. (XKRX)	374,262	8,280
	DB HiTek Co. Ltd.	268,186	8,260
*	Celltrion Pharm Inc.	157,133	8,248
*	Pearl Abyss Corp.	277,461	8,149
*	APR Corp.	39,610	8,145
*	Doosan Robotics Inc.	165,591	8,078
	Eo Technics Co. Ltd.	68,950	8,064
	KCC Corp.	34,773	7,975
	Samsung Card Co. Ltd.	253,474	7,971
	HL Mando Co. Ltd.	282,347	7,949
	NongShim Co. Ltd.	27,006	7,938
	Youngone Corp.	253,946	7,821
*	Korea Gas Corp.	220,474	7,820
	DGB Financial Group Inc.	1,266,372	7,817
*	Silicon2 Co. Ltd.	220,530	7,791
	TechWing Inc.	268,267	7,677
	PharmaResearch Co. Ltd.	52,003	7,614
*,3	GS Engineering & Construction Corp.	534,675	7,482
*	Hanwha Industrial Solutions Co. Ltd.	291,377	7,420
	E-MART Inc.	163,251	7,378
	Poongsan Corp.	157,767	7,370
*	Oscotec Inc.	277,237	7,335
	Cosmax Inc.	64,665	7,195
	S-1 Corp.	159,055	7,133
*	Rainbow Robotics	66,098	7,081
	F&F Co. Ltd.	134,948	7,041
	OCI Holdings Co. Ltd.	129,459	6,998
	Hansol Chemical Co. Ltd.	68,250	6,993
*	HLB Life Science Co. Ltd.	839,905	6,993
*	Daejoo Electronic Materials Co. Ltd.	81,790	6,986
	Hanwha Systems Co. Ltd.	509,267	6,981
	Kolmar Korea Co. Ltd.	121,993	6,947
	Shinsegae Inc.	56,544	6,858
*	ISU Specialty Chemical	174,258	6,819
	Hyundai Autoever Corp.	56,299	6,737
*	People & Technology Inc.	155,984	6,680
	Hanwha Life Insurance Co. Ltd.	3,031,892	6,648
	Hyundai Doosan Infracore Co. Ltd.	1,157,217	6,632

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*	WONIK IPS Co. Ltd.	278,996	6,630
	Pan Ocean Co. Ltd.	2,072,082	6,330
	Medytox Inc.	42,508	6,255
	Doosan Co. Ltd.	48,278	6,243
	Hyosung TNC Corp.	25,375	6,145
	Korean Reinsurance Co.	972,897	6,144
*	Peptron Inc.	155,403	6,074
	SK REITs Co. Ltd.	1,533,013	6,035
*,2	SK IE Technology Co. Ltd.	216,826	5,982
	GS Retail Co. Ltd.	365,259	5,923
	Hyundai Elevator Co. Ltd.	170,579	5,918
*	Lunit Inc.	180,488	5,905
[1]	Soulbrain Co. Ltd.	34,646	5,878
	BGF retail Co. Ltd.	66,875	5,843
	Douzone Bizon Co. Ltd.	145,878	5,829
	ST Pharm Co. Ltd.	75,101	5,776
	Jusung Engineering Co. Ltd.	281,483	5,757
	Hyosung Advanced Materials Corp.	25,997	5,732
	Park Systems Corp.	38,616	5,712
	Lotte Energy Materials Corp.	179,353	5,643
	Chong Kun Dang Pharmaceutical Corp.	65,736	5,633
	KEPCO Plant Service & Engineering Co. Ltd.	175,128	5,628
	Green Cross Corp.	48,360	5,583
	Dongjin Semichem Co. Ltd.	247,462	5,480
*	SOLUM Co. Ltd.	343,094	5,332
	DL E&C Co. Ltd.	234,320	5,299
	HDC Hyundai Development Co-Engineering & Construction	311,796	5,297
	KEPCO Engineering & Construction Co. Inc.	102,854	5,262
*	Daewoo Engineering & Construction Co. Ltd.	1,798,601	5,257
*	Hanwha Engine	507,333	5,212
	Hyundai Wia Corp.	131,048	5,161
	LX International Corp.	222,348	5,102
	Soop Co. Ltd.	65,767	5,030
	CJ Logistics Corp.	70,205	4,981
	Hanmi Science Co. Ltd.	202,149	4,919
*	ABLBio Inc.	206,885	4,888
*	Chabiotech Co. Ltd.	373,725	4,869
[1]	Advanced Nano Products Co. Ltd.	67,032	4,816
	Seegene Inc.	255,177	4,794
	Lotte Shopping Co. Ltd.	102,080	4,787
*	VT Co. Ltd.	183,807	4,757
*	Kakao Games Corp.	355,561	4,755
	SM Entertainment Co. Ltd.	92,412	4,719
*	CJ ENM Co. Ltd.	86,395	4,624
*	GemVax & Kael Co. Ltd.	305,194	4,614
	AMOREPACIFIC Group	217,190	4,610
	HK inno N Corp.	122,947	4,596
*,1	Hyundai Bioscience Co. Ltd.	311,153	4,548
*	Wemade Co. Ltd.	173,170	4,525
	Hanon Systems	1,386,361	4,508
	LOTTE Fine Chemical Co. Ltd.	122,347	4,468
	LX Semicon Co. Ltd.	90,524	4,460
	Shinsung Delta Tech Co. Ltd.	122,565	4,435
	Daewoong Pharmaceutical Co. Ltd.	41,937	4,425
	Hite Jinro Co. Ltd.	281,727	4,379
*	Kakaopay Corp.	233,326	4,349
*	Seojin System Co. Ltd.	211,592	4,348
*	Taihan Electric Wire Co. Ltd.	468,838	4,311
*	HLB Therapeutics Co. Ltd.	588,464	4,284
	TCC Steel	143,905	4,226
	Sebang Global Battery Co. Ltd.	65,427	4,215
	Lotte Corp.	223,095	4,194
	Hyundai Department Store Co. Ltd.	111,940	4,178
	Kolon Industries Inc.	152,272	4,165
*	Lake Materials Co. Ltd.	318,306	4,156
*	Cosmochemical Co. Ltd.	224,296	4,029
	Daeduck Electronics Co. Ltd.	279,493	4,024
*	Kumho Tire Co. Inc.	1,145,248	3,954
	Hyundai Construction Equipment Co. Ltd.	98,326	3,936
	ISC Co. Ltd.	88,864	3,936

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Ottogi Corp.	12,042	3,919
	ESR Kendall Square REIT Co. Ltd.	1,007,813	3,846
	Ecopro HN Co. Ltd.	89,701	3,786
*	Binex Co. Ltd.	200,998	3,761
*	Bioneer Corp.	179,812	3,741
	Dongsuh Cos. Inc.	254,360	3,718
*,1	Doosan Fuel Cell Co. Ltd.	252,522	3,660
	Cheryong Electric Co. Ltd.	79,733	3,645
*	Synopex Inc.	637,257	3,641
	Koh Young Technology Inc.	448,216	3,629
	Hana Micron Inc.	403,184	3,609
*	Joongang Advanced Materials Co. Ltd.	467,542	3,595
	SL Corp.	129,169	3,508
	Hana Tour Service Inc.	89,707	3,458
	SK Networks Co. Ltd.	926,325	3,437
	Paradise Co. Ltd.	372,930	3,433
	Dentium Co. Ltd.	54,303	3,388
	DoubleUGames Co. Ltd.	88,577	3,375
	Eugene Technology Co. Ltd.	113,258	3,292
	Youngone Holdings Co. Ltd.	46,445	3,241
	SK Chemicals Co. Ltd.	81,503	3,177
	DL Holdings Co. Ltd.	94,958	3,168
*	Creative & Innovative System	416,647	3,139
	Korea Electric Terminal Co. Ltd.	57,570	3,079
	PSK Inc.	170,794	2,983
*	Naturecell Co. Ltd.	393,193	2,951
	Lotte Chilsung Beverage Co. Ltd.	29,711	2,943
	Hankook & Co. Co. Ltd.	222,287	2,898
*	Mezzion Pharma Co. Ltd.	138,868	2,871
	Hyosung Corp.	71,972	2,844
	Daou Technology Inc.	196,567	2,783
	BH Co. Ltd.	199,511	2,783
*,1	W Scope Chungju Plant Co. Ltd.	179,983	2,772
*	Fadu Inc.	241,234	2,763
	Green Cross Holdings Corp.	233,167	2,753
	LS Materials Ltd.	194,309	2,752
	LOTTE REIT Co. Ltd.	1,013,395	2,750
	Shinhan Alpha REIT Co. Ltd.	586,107	2,744
	DongKook Pharmaceutical Co. Ltd.	210,088	2,725
	Daewoong Co. Ltd.	152,538	2,723
	Innocean Worldwide Inc.	185,190	2,713
	Daishin Securities Co. Ltd.	217,239	2,712
	YG Entertainment Inc.	95,229	2,712
	S&S Tech Corp.	136,665	2,706
	Daesang Corp.	163,911	2,663
	Hanssem Co. Ltd.	62,006	2,661
*	Cafe24 Corp.	114,087	2,643
	SK Gas Ltd.	20,251	2,638
*	Shin Poong Pharmaceutical Co. Ltd.	273,693	2,617
	Sam-A Aluminum Co. Ltd.	67,066	2,611
	JR Global REIT	958,541	2,595
*	SK oceanplant Co. Ltd.	227,391	2,594
*	Eubiologics Co. Ltd.	288,124	2,592
	Intellian Technologies Inc.	60,761	2,549
	SFA Engineering Corp.	126,528	2,547
	Tokai Carbon Korea Co. Ltd.	35,849	2,532
	TKG Huchems Co. Ltd.	169,309	2,477
	Hanwha General Insurance Co. Ltd.	640,267	2,454
*	Foosung Co. Ltd.	488,565	2,453
	OCI Co. Ltd.	39,002	2,435
	JW Pharmaceutical Corp.	114,506	2,409
	NEXTIN Inc.	59,653	2,400
	Com2uSCorp	74,763	2,399
	Samyang Holdings Corp.	40,196	2,396
*	Duk San Neolux Co. Ltd.	99,290	2,386
	Dong-A Socio Holdings Co. Ltd.	26,159	2,356
[1]	Posco M-Tech Co. Ltd.	168,706	2,345
	Partron Co. Ltd.	427,650	2,342
*	Lotte Tour Development Co. Ltd.	298,302	2,315
	NICE Information Service Co. Ltd.	283,928	2,309

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Innox Advanced Materials Co. Ltd.	110,073	2,294
	KCC Glass Corp.	74,109	2,271
	SIMMTECH Co. Ltd.	153,694	2,262
*	Hanwha Investment & Securities Co. Ltd.	884,332	2,248
*,1	Nexon Games Co. Ltd.	188,568	2,247
[1]	Taekwang Industrial Co. Ltd.	4,459	2,227
	Myoung Shin Industrial Co. Ltd.	223,623	2,225
*	CJ CGV Co. Ltd.	496,330	2,195
	Solus Advanced Materials Co. Ltd.	228,324	2,189
*	SD Biosensor Inc.	312,636	2,184
	Dong-A ST Co. Ltd.	39,751	2,168
	KC Tech Co. Ltd.	79,055	2,153
	Han Kuk Carbon Co. Ltd.	260,169	2,152
*	Asiana Airlines Inc.	297,936	2,151
	Lotte Wellfood Co. Ltd.	20,027	2,151
	Lotte Rental Co. Ltd.	92,238	2,140
*	Korea Line Corp.	1,346,900	2,114
	HAESUNG DS Co. Ltd.	93,338	2,101
	Binggrae Co. Ltd.	42,426	2,098
	Korea Petrochemical Ind Co. Ltd.	23,692	2,097
*	Dawonsys Co. Ltd.	253,095	2,092
	HDC Holdings Co. Ltd.	243,313	2,028
	i-SENS Inc.	151,934	2,028
	Soulbrain Holdings Co. Ltd.	46,034	1,978
	SNT Motiv Co. Ltd.	55,100	1,977
	SK Discovery Co. Ltd.	74,488	1,966
*	BNC Korea Co. Ltd.	446,444	1,961
	Orion Holdings Corp.	161,210	1,954
	Ahnlab Inc.	47,034	1,939
	Seoul Semiconductor Co. Ltd.	291,480	1,939
	Hancom Inc.	134,647	1,936
*	Sungeel Hitech Co. Ltd.	43,187	1,934
*	Pharmicell Co. Ltd.	464,578	1,931
	Doosan Tesna Inc.	79,967	1,904
	LX Holdings Corp.	347,614	1,899
	Boryung	229,689	1,898
	Caregen Co. Ltd.	128,048	1,894
*	Jeju Air Co. Ltd.	275,144	1,892
	Dongkuk Steel Mill Co. Ltd.	261,947	1,849
	MegaStudyEdu Co. Ltd.	54,395	1,846
	Youlchon Chemical Co. Ltd.	105,108	1,824
	Sungwoo Hitech Co. Ltd.	354,206	1,818
*	PI Advanced Materials Co. Ltd.	110,291	1,806
	Unid Co. Ltd.	29,949	1,781
	IS Dongseo Co. Ltd.	103,633	1,779
	Samwha Capacitor Co. Ltd.	63,215	1,749
	Hanjin Transportation Co. Ltd.	118,703	1,745
[1]	GC Cell Corp.	71,515	1,743
	Neowiz	103,875	1,706
*	SFA Semicon Co. Ltd.	596,135	1,703
	INTOPS Co. Ltd.	93,623	1,682
	NHN Corp.	128,990	1,677
*	Shinsung E&G Co. Ltd.	1,285,227	1,667
	Eugene Investment & Securities Co. Ltd.	501,710	1,654
	Nexen Tire Corp.	297,132	1,625
	Huons Global Co. Ltd.	64,945	1,617
	Hyundai Home Shopping Network Corp.	45,007	1,605
	LF Corp.	139,267	1,587
*	Il Dong Pharmaceutical Co. Ltd.	148,586	1,579
	Sung Kwang Bend Co. Ltd.	149,568	1,578
	RFHIC Corp.	169,544	1,578
	Ilyang Pharmaceutical Co. Ltd.	157,559	1,577
	InBody Co. Ltd.	80,723	1,535
*	Daea TI Co. Ltd.	764,211	1,532
*	Chunbo Co. Ltd.	32,978	1,523
	Harim Holdings Co. Ltd.	354,252	1,510
	L&C Bio Co. Ltd.	95,248	1,498
*	Amicogen Inc.	405,229	1,475
	Yuanta Securities Korea Co. Ltd.	654,986	1,459
*	Samsung Pharmaceutical Co. Ltd.	1,025,764	1,439

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Zinus Inc.	96,361	1,438
	Hansae Co. Ltd.	117,497	1,436
*	HLB Global Co. Ltd.	368,789	1,433
	Advanced Process Systems Corp.	95,643	1,431
	TES Co. Ltd.	108,066	1,431
	HL Holdings Corp.	52,319	1,418
	LX Hausys Ltd.	46,419	1,417
*	KMW Co. Ltd.	247,844	1,415
*	Studio Dragon Corp.	49,538	1,414
	Namyang Dairy Products Co. Ltd.	3,240	1,412
	Grand Korea Leisure Co. Ltd.	148,062	1,408
	Handsome Co. Ltd.	110,768	1,403
	Mcnex Co. Ltd.	98,169	1,390
*	Ananti Inc.	356,731	1,387
	Seah Besteel Holdings Corp.	88,195	1,384
	Humedix Co. Ltd.	53,838	1,371
	Hanil Cement Co. Ltd.	128,948	1,358
	KISWIRE Ltd.	90,540	1,342
*	AbClon Inc.	122,825	1,339
*	Vaxcell-Bio Therapeutics Co. Ltd.	121,364	1,339
	Hyundai Green Food	147,261	1,334
	Webzen Inc.	101,986	1,332
	Songwon Industrial Co. Ltd.	131,755	1,330
*	CMG Pharmaceutical Co. Ltd.	793,520	1,325
	Solid Inc.	380,681	1,324
	Hankook Shell Oil Co. Ltd.	5,336	1,290
[1]	ENF Technology Co. Ltd.	74,801	1,285
	Samyang Corp.	33,205	1,266
*	Genexine Inc.	264,221	1,246
[1]	Seobu T&D	257,981	1,213
	E1 Corp.	20,673	1,203
*	GeneOne Life Science Inc.	604,205	1,201
	Tongyang Life Insurance Co. Ltd.	284,498	1,187
[1]	GOLFZON Co. Ltd.	22,441	1,182
	TK Corp.	113,213	1,179
	Huons Co. Ltd.	53,584	1,179
*	Yungjin Pharmaceutical Co. Ltd.	654,028	1,176
	Samchully Co. Ltd.	16,920	1,167
	Yunsung F&C Co. Ltd.	25,961	1,164
*	Humasis Co. Ltd.	945,724	1,161
	Chongkundang Holdings Corp.	25,599	1,146
	NICE Holdings Co. Ltd.	139,018	1,140
*	DIO Corp.	89,992	1,125
	Young Poong Corp.	4,090	1,116
	Dongwon F&B Co. Ltd.	43,782	1,098
*	CrystalGenomics Invites Co. Ltd.	584,877	1,091
	Vieworks Co. Ltd.	52,535	1,086
	Korea United Pharm Inc.	68,666	1,086
*	Bukwang Pharmaceutical Co. Ltd.	278,657	1,083
*	ITM Semiconductor Co. Ltd.	69,103	1,083
	Modetour Network Inc.	132,995	1,076
	iMarketKorea Inc.	166,520	1,073
*	Danal Co. Ltd.	417,314	1,066
	SK Securities Co. Ltd.	2,674,850	1,063
	NHN KCP Corp.	181,462	1,058
	Daeduck Co. Ltd.	218,065	1,031
	Hyundai GF Holdings	292,102	1,026
	Kwang Dong Pharmaceutical Co. Ltd.	229,423	1,021
	Dongwon Industries Co. Ltd.	41,589	990
	KH Vatec Co. Ltd.	127,475	980
	Korea Asset In Trust Co. Ltd.	429,889	975
*,1,3	Cellivery Therapeutics Inc.	189,478	968
	KISCO Corp.	148,646	964
	Aekyung Industrial Co. Ltd.	66,636	954
	HS Industries Co. Ltd.	313,182	951
*	Komipharm International Co. Ltd.	296,964	920
*	NEPES Corp.	134,920	916
	iNtRON Biotechnology Inc.	201,678	897
	Able C&C Co. Ltd.	150,097	893
	Tongyang Inc.	1,450,596	892

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Daol Investment & Securities Co. Ltd.	384,150	891
*,1	Helixmith Co. Ltd.	331,746	884
	Hansol Paper Co. Ltd.	122,002	880
	Shinsegae International Inc.	83,670	879
	KC Co. Ltd.	55,206	869
*	Insun ENT Co. Ltd.	185,205	864
	UniTest Inc.	120,023	863
	Korea Real Estate Investment & Trust Co. Ltd.	1,080,367	861
	Hyundai Corp.	58,136	833
	Namhae Chemical Corp.	164,723	828
*	Interflex Co. Ltd.	94,228	828
*	MedPacto Inc.	176,623	818
*,3	NKMax Co. Ltd.	512,594	792
	Gradiant Corp.	84,141	791
*	Namsun Aluminum Co. Ltd.	723,447	785
	Daehan Flour Mill Co. Ltd.	7,283	778
*	Wysiwyg Studios Co. Ltd.	698,692	768
	Cuckoo Homesys Co. Ltd.	41,570	737
*	Enplus Co. Ltd.	565,401	727
	SPC Samlip Co. Ltd.	18,028	711
	Hansol Technics Co. Ltd.	205,189	706
*	Medipost Co. Ltd.	162,549	706
*	Hanwha Galleria Corp.	662,541	705
	Dongkuk CM Co. Ltd.	139,242	696
*	Hyosung Chemical Corp.	17,591	648
	Toptec Co. Ltd.	146,200	631
*	Enzychem Lifesciences Corp.	466,542	538
*	HS Hyosung Corp.	16,019	521
	Maeil Dairies Co. Ltd.	17,007	514
	Jeil Pharmaceutical Co. Ltd.	41,274	472
*	KUMHOE&C Co. Ltd.	166,099	411
*,3	Kuk-il Paper Manufacturing Co. Ltd.	665,811	407
	Kolon Corp.	34,199	383
	LOTTE Himart Co. Ltd.	59,248	373
*	Woongjin Thinkbig Co. Ltd.	259,289	346
*	Com2uS Holdings Corp.	15,974	272
*	Wonik Holdings Co. Ltd.	128,680	247
*	HJ Shipbuilding & Construction Co. Ltd.	119,107	242
	Eusu Holdings Co. Ltd.	62,111	241
*	Inscobee Inc.	256,112	234
*	Sangsangin Co. Ltd.	165,024	228
*	STCUBE	50,431	224
	CJ Freshway Corp.	14,656	215
	Nature Holdings Co. Ltd.	17,824	160
*	OliX Pharmaceuticals Inc.	7,588	97
	Hansol Holdings Co. Ltd.	45,599	82
*	Sambu Engineering & Construction Co. Ltd.	200,998	81
			8,283,487
Spain (2.2%)
	Iberdrola SA (XMAD)	51,468,528	795,658
	Banco Santander SA	128,516,796	658,502
	Industria de Diseno Textil SA	8,983,244	532,045
	Banco Bilbao Vizcaya Argentaria SA	48,663,969	525,681
	Amadeus IT Group SA	3,726,530	269,884
	CaixaBank SA	33,815,415	201,808
[2]	Cellnex Telecom SA	4,787,359	194,093
	Ferrovial SE	4,433,814	190,552
	Telefonica SA	35,732,625	174,807
	Repsol SA	10,067,773	132,787
[2]	Aena SME SA	602,148	132,277
	Banco de Sabadell SA	44,883,919	95,321
	ACS Actividades de Construccion y Servicios SA	1,657,332	76,498
	Redeia Corp. SA	3,690,378	71,745
	Endesa SA	2,710,425	59,214
	Bankinter SA	5,486,289	48,433
	Merlin Properties Socimi SA	3,735,124	47,346
	Enagas SA	2,123,453	32,572
	Naturgy Energy Group SA	1,080,350	27,935
	Acciona SA	195,393	27,722

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*	Grifols SA	2,244,919	25,513
	Mapfre SA	8,514,950	22,676
	Viscofan SA	315,237	22,384
	Inmobiliaria Colonial Socimi SA	3,217,609	22,299
	Vidrala SA (XMAD)	196,700	22,290
	Fluidra SA	773,301	20,272
	Indra Sistemas SA	1,042,318	19,160
	Acerinox SA	1,668,057	17,938
[2]	Unicaja Banco SA	13,188,710	16,808
	Logista Integral SA	532,018	16,014
	Sacyr SA (XMAD)	4,021,556	14,549
	Laboratorios Farmaceuticos Rovi SA	176,063	14,036
	Corp. ACCIONA Energias Renovables SA	483,778	11,367
	Faes Farma SA	2,663,142	11,032
	CIE Automotive SA	360,120	10,358
*,1	Solaria Energia y Medio Ambiente SA	700,961	8,953
	Construcciones y Auxiliar de Ferrocarriles SA	220,094	8,741
	Almirall SA	727,349	7,093
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,746,451	6,907
	Melia Hotels International SA	892,578	6,463
	Pharma Mar SA	109,475	6,053
*	Tecnicas Reunidas SA	371,734	4,923
	Lar Espana Real Estate Socimi SA	507,424	4,553
	Atresmedia Corp. de Medios de Comunicacion SA	786,142	4,156
[2]	Gestamp Automocion SA	1,327,364	4,089
[2]	Neinor Homes SA	216,764	3,625
	Ence Energia y Celulosa SA	1,057,130	3,536
[2]	Global Dominion Access SA	825,572	2,701
	Prosegur Cia de Seguridad SA	1,194,875	2,552
[2]	Prosegur Cash SA	2,460,873	1,603
*	Distribuidora Internacional de Alimentacion SA	102,880,236	1,464
*,1	Applus Services SA	82,563	1,165
*	Sacyr SA	69,939	253
			4,640,406
Sweden (3.1%)
	Investor AB Class B	14,279,191	440,030
	Atlas Copco AB Class A	21,724,446	421,028
	Volvo AB Class B	13,027,632	344,609
	Assa Abloy AB Class B	8,313,841	280,093
	Atlas Copco AB Class B	12,813,044	219,844
	Sandvik AB	9,204,286	205,965
	Skandinaviska Enskilda Banken AB Class A	13,070,452	200,085
	Hexagon AB Class B	18,023,600	194,133
	EQT AB	5,382,114	184,757
	Telefonaktiebolaget LM Ericsson Class B	23,688,644	179,002
	Essity AB Class B	5,162,638	161,150
	Swedbank AB Class A	7,372,974	156,496
[2]	Evolution AB	1,549,932	152,441
	Investor AB Class A (XSTO)	4,832,775	148,905
	Alfa Laval AB	2,641,354	126,986
	Svenska Handelsbanken AB Class A	11,576,169	118,910
	Epiroc AB Class A	5,340,013	115,662
	H & M Hennes & Mauritz AB Class B	5,074,738	86,431
	Boliden AB	2,339,030	79,384
	Svenska Cellulosa AB SCA Class B	5,106,449	74,448
	Indutrade AB	2,278,926	70,920
	Trelleborg AB Class B	1,796,761	69,159
	Nibe Industrier AB Class B	12,441,621	68,188
	Telia Co. AB	21,074,261	68,154
	Lifco AB Class B	1,940,417	63,905
	Epiroc AB Class B	3,201,872	60,716
	Skanska AB Class B	2,907,777	60,613
	Saab AB Class B	2,747,599	58,553
	Beijer Ref AB	3,493,194	57,511
	SKF AB Class B	2,882,813	57,422
	AddTech AB Class B	1,905,770	57,133
	Volvo AB Class A	2,008,876	53,642
*	Castellum AB	3,643,030	53,409
	Securitas AB Class B	4,141,095	52,571

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Sagax AB Class B	1,837,207	52,322
	Tele2 AB Class B	4,481,635	50,691
*	Swedish Orphan Biovitrum AB	1,562,028	50,389
	AAK AB	1,486,599	48,747
	Industrivarden AB Class A	1,309,742	48,439
*	Fastighets AB Balder Class B	5,430,404	47,756
	Getinge AB Class B	1,908,098	41,065
	Industrivarden AB Class C	1,031,948	38,000
	Investment AB Latour Class B	1,212,084	37,869
	L E Lundbergforetagen AB Class B	632,261	36,209
	Sectra AB Class B	1,284,756	35,860
[1]	Nordnet AB publ	1,468,454	35,296
	Lagercrantz Group AB Class B	1,640,389	30,927
	Sweco AB Class B	1,719,444	29,133
	Holmen AB Class B	664,062	28,751
	Avanza Bank Holding AB	1,074,233	26,638
	Fortnox AB	4,219,239	26,222
	Wihlborgs Fastigheter AB	2,266,369	26,155
	Axfood AB	924,341	26,052
[2]	Thule Group AB	838,113	25,589
[2]	Munters Group AB	1,112,816	25,438
	Hemnet Group AB	682,448	25,112
	Mycronic AB	643,102	25,022
	SSAB AB Class B	4,752,727	24,335
	Hexpol AB	2,144,801	22,181
	Billerud Aktiebolag	1,861,237	21,355
	Fabege AB	2,134,046	21,150
	Elekta AB Class B	2,936,318	20,933
	Husqvarna AB Class B	2,926,437	20,499
*,1	Embracer Group AB	7,673,585	19,933
	Loomis AB	599,204	19,686
	Bure Equity AB	468,409	19,031
	Catena AB	314,702	17,982
*	Electrolux AB Class B	1,801,407	17,497
*	Camurus AB	273,476	17,414
	Kinnevik AB Class B	2,063,675	16,793
	Wallenstam AB Class B	2,847,674	16,534
	Lindab International AB	589,357	16,477
[2]	Dometic Group AB	2,724,627	16,225
	Nyfosa AB	1,364,832	16,183
*,2	BoneSupport Holding AB	531,758	15,990
*,2	Sinch AB	5,293,326	15,928
	Vitec Software Group AB Class B	292,399	15,152
	AFRY AB	829,062	15,103
	Pandox AB	753,803	15,084
	AddLife AB Class B	938,010	15,033
*	Volvo Car AB Class B	5,418,938	14,918
	Vitrolife AB	563,248	14,187
	Peab AB Class B	1,643,701	13,181
[2]	Bravida Holding AB	1,733,018	13,042
	Electrolux Professional AB Class B	1,935,574	12,774
	Hufvudstaden AB Class A	913,287	12,477
	Mips AB	227,350	12,113
	Betsson AB Class B	986,620	12,102
	NCC AB Class B	696,918	11,656
	Storskogen Group AB Class B	11,919,235	11,446
	AddNode Group AB	1,048,120	11,438
	SSAB AB Class A	2,120,915	11,105
	Alleima AB	1,574,729	11,081
	JM AB	547,994	10,945
	Granges AB	911,205	10,929
	HMS Networks AB	257,580	10,253
	NCAB Group AB	1,519,766	10,102
	Bufab AB	254,567	9,134
	Atrium Ljungberg AB Class B	376,405	9,118
*	Sdiptech AB Class B	304,871	8,952
	Biotage AB	464,100	8,532
	Cibus Nordic Real Estate AB publ	491,378	8,529
	Arjo AB Class B	1,911,092	8,407
	Instalco AB	2,039,837	8,381

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Nolato AB Class B	1,484,448	8,169
*,2	Scandic Hotels Group AB	1,137,131	7,897
*,1	Hexatronic Group AB	1,543,627	7,856
*	Better Collective A/S	340,620	7,568
	Medicover AB Class B	388,143	7,263
	Samhallsbyggnadsbolaget i Norden AB	9,874,149	7,144
	Bilia AB Class A	602,303	7,134
[1]	Svenska Handelsbanken AB Class B	529,137	6,948
	Troax Group AB	323,779	6,803
	Beijer Alma AB	373,104	6,780
	Dios Fastigheter AB	762,587	6,572
	INVISIO AB	281,450	6,387
*	Modern Times Group MTG AB Class B	768,796	5,980
	NP3 Fastigheter AB	222,569	5,824
	Ratos AB Class B	1,654,791	5,653
	SkiStar AB	346,691	5,632
	Truecaller AB Class B	1,406,167	5,337
*,2	Boozt AB	460,938	5,081
	Clas Ohlson AB Class B	302,036	5,008
	Systemair AB	550,618	4,897
	Platzer Fastigheter Holding AB Class B	449,372	4,885
	MEKO AB	351,686	4,883
	Corem Property Group AB Class B	4,777,663	4,877
[2]	Attendo AB	1,027,743	4,834
*,2	BioArctic AB	287,720	4,488
	Cloetta AB Class B	1,616,144	3,894
	Fagerhult Group AB	580,449	3,714
	Sagax AB Class D	998,132	3,274
	Investment AB Oresund	255,246	3,212
*	Norion Bank AB	667,646	2,725
*	Stillfront Group AB	3,745,275	2,403
	Volati AB	212,783	2,326
	Intrum AB	474,565	2,249
	Samhallsbyggnadsbolaget i Norden AB Class D	1,571,172	1,505
	Skandinaviska Enskilda Banken AB Class C	89,140	1,369
	NCC AB Class A	58,014	965
*	OX2 AB	125,821	742
	Svenska Cellulosa AB SCA Class A	6,529	95
			6,423,610
Switzerland (7.6%)
	Nestle SA (Registered)	22,007,742	2,211,611
	Novartis AG (Registered)	17,456,489	2,009,980
	Roche Holding AG	5,913,823	1,892,525
	UBS Group AG (Registered)	27,450,847	849,440
	ABB Ltd. (Registered)	13,558,873	786,626
	Zurich Insurance Group AG	1,232,233	744,465
	Cie Financiere Richemont SA Class A (Registered)	4,541,854	721,266
	Holcim AG	4,801,968	470,270
	Sika AG (Registered)	1,297,799	430,176
	Alcon Inc.	4,219,858	422,324
	Lonza Group AG (Registered)	598,744	379,953
	Givaudan SA (Registered)	67,949	372,805
	Swiss Re AG	2,481,820	343,433
	Partners Group Holding AG	189,009	284,964
	Swiss Life Holding AG (Registered)	245,523	205,443
	Geberit AG (Registered)	283,757	185,238
	Sandoz Group AG	3,677,050	153,233
	Sonova Holding AG (Registered)	417,580	150,410
	Straumann Holding AG (Registered)	912,491	149,261
	SGS SA (Registered)	1,273,155	142,162
	Swisscom AG (Registered)	217,412	142,081
	Logitech International SA (Registered)	1,322,503	118,444
	Kuehne & Nagel International AG (Registered)	431,914	118,007
[2]	VAT Group AG	219,298	112,149
	Chocoladefabriken Lindt & Spruengli AG (Registered)	862	109,793
	Roche Holding AG (Bearer)	317,895	108,834
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	8,287	106,902
	Julius Baer Group Ltd.	1,738,324	104,828
	Schindler Holding AG (XSWX)	347,571	102,014

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Baloise Holding AG (Registered)	386,121	78,959
	Swiss Prime Site AG (Registered)	651,989	73,071
	SIG Group AG	2,813,880	62,735
	PSP Swiss Property AG (Registered)	385,379	56,464
	Belimo Holding AG (Registered)	78,955	56,367
	Barry Callebaut AG (Registered)	30,365	56,219
	Georg Fischer AG (Registered)	701,848	53,124
	Swatch Group AG (Bearer)	245,798	52,706
	Helvetia Holding AG (Registered)	297,048	51,369
	EMS-Chemie Holding AG (Registered)	60,720	51,019
	Schindler Holding AG (Registered)	177,331	50,434
	Siegfried Holding AG (Registered)	35,115	47,293
	Adecco Group AG (Registered)	1,362,968	46,483
*	Galderma Group AG	493,699	45,871
	Accelleron Industries AG	800,104	41,513
	Flughafen Zurich AG (Registered)	161,781	38,920
	Avolta AG	900,014	38,094
[2]	Galenica AG	416,198	36,669
	Tecan Group AG (Registered)	108,902	35,787
	Temenos AG (Registered)	505,816	35,414
	Clariant AG (Registered)	1,931,907	29,280
	BKW AG	154,479	28,013
	Swissquote Group Holding SA (Registered)	74,067	26,724
	Bucher Industries AG (Registered)	55,304	25,103
	Comet Holding AG (Registered)	63,078	24,956
	Banque Cantonale Vaudoise (Registered)	240,912	24,882
	Sulzer AG (Registered)	148,379	24,345
	DKSH Holding AG	304,641	24,231
	Inficon Holding AG (Registered)	16,492	23,833
	Cembra Money Bank AG	250,876	23,423
	Allreal Holding AG (Registered)	124,720	23,409
	SFS Group AG	149,155	23,291
	Bachem Holding AG	267,447	22,546
	Mobimo Holding AG (Registered)	60,788	19,563
	dormakaba Holding AG	26,093	19,343
	Burckhardt Compression Holding AG	26,619	19,097
	Swatch Group AG (Registered)	440,531	18,880
	Landis & Gyr Group AG	202,611	18,849
	Emmi AG (Registered)	17,942	18,368
	VZ Holding AG	114,611	18,346
	Interroll Holding AG (Registered)	5,958	18,085
	Kardex Holding AG (Registered)	50,181	16,411
	Softwareone Holding AG	903,689	15,948
	Valiant Holding AG (Registered)	134,768	15,828
	ALSO Holding AG (Registered)	48,565	15,583
	Vontobel Holding AG (Registered)	234,869	15,357
*	Aryzta AG	7,965,575	15,298
	Ypsomed Holding AG (Registered)	30,681	14,963
	Stadler Rail AG	455,639	14,309
	Huber and Suhner AG (Registered)	136,382	14,131
	Bossard Holding AG (Registered) Class A	45,535	12,812
	Daetwyler Holding AG	62,803	12,804
*	ams-OSRAM AG	855,707	11,976
	St. Galler Kantonalbank AG (Registered)	24,248	11,879
	EFG International AG	824,687	11,087
	SKAN Group AG	90,722	8,547
	OC Oerlikon Corp. AG (Registered)	1,565,944	8,471
	Forbo Holding AG (Registered)	7,893	8,218
[2]	Medacta Group SA	54,072	7,987
*,2	Sensirion Holding AG	86,192	7,411
	COSMO Pharmaceuticals NV	81,582	7,242
*	Arbonia AG	446,300	6,832
	LEM Holding SA (Registered)	3,966	6,447
	Intershop Holding AG	45,601	6,422
	Komax Holding AG (Registered)	40,452	5,745
*	Basilea Pharmaceutica AG (Registered)	101,425	5,556
	u-blox Holding AG	60,076	5,534
	Bell Food Group AG (Registered)	16,162	5,078
	Zehnder Group AG	76,425	5,006
	Implenia AG (Registered)	128,852	4,826

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*,2	PolyPeptide Group AG	124,282	4,488
*,2	Montana Aerospace AG	186,102	4,457
	Bystronic AG	10,810	4,435
*,1	DocMorris AG	99,830	4,418
	Autoneum Holding AG	29,581	4,189
	Vetropack Holding AG (Registered)	110,086	4,134
	Schweiter Technologies AG	7,999	4,037
	Investis Holding SA	23,981	3,105
	Rieter Holding AG (Registered)	24,898	2,898
	Leonteq AG	83,955	2,681
*,2	Medartis Holding AG	37,699	2,569
[2]	Medmix AG	206,974	2,531
[1]	PIERER Mobility AG	79,518	2,167
*,1	Idorsia Ltd.	1,221,192	2,151
	APG SGA SA	8,401	1,966
	VP Bank AG Class A	18,747	1,611
			15,761,260
United Kingdom (12.9%)
	AstraZeneca plc	12,818,743	1,996,986
	Shell plc (XLON)	53,857,093	1,747,217
	HSBC Holdings plc	158,469,474	1,421,632
	Unilever plc (XLON)	21,088,860	1,367,260
	RELX plc	15,992,826	755,122
	BP plc	141,101,101	735,918
	GSK plc	34,211,530	696,582
	Diageo plc	19,021,090	664,405
	Rio Tinto plc	9,145,498	649,217
	British American Tobacco plc	17,091,298	623,116
	Glencore plc	104,001,511	595,580
	London Stock Exchange Group plc	4,250,804	581,982
	National Grid plc	41,803,857	577,855
	CRH plc (SGMX)	5,868,060	537,054
*	Rolls-Royce Holdings plc	72,785,280	515,137
	Compass Group plc	14,566,830	467,008
	BAE Systems plc	25,978,973	431,305
	Lloyds Banking Group plc	533,332,104	419,355
	Experian plc	7,847,875	413,345
	Barclays plc	125,922,100	378,343
	Reckitt Benckiser Group plc	5,972,723	365,436
*	Flutter Entertainment plc	1,515,463	356,363
	3i Group plc	7,944,543	351,931
	Anglo American plc	10,645,787	346,049
	Haleon plc	59,096,434	309,222
	Ashtead Group plc	3,736,835	289,533
	Tesco plc	59,188,384	284,182
	NatWest Group plc	56,844,971	263,155
	SSE plc	9,352,697	235,729
	Smurfit WestRock plc	4,400,584	219,920
	Prudential plc (XLON)	23,527,013	218,266
	Imperial Brands plc	7,306,292	212,533
	Standard Chartered plc	17,976,972	190,663
	Vodafone Group plc	183,864,029	184,268
	Legal & General Group plc	51,156,255	155,044
	InterContinental Hotels Group plc	1,374,721	149,707
	Aviva plc	23,102,575	149,630
	Bunzl plc	2,887,037	136,727
	Segro plc	11,544,241	135,304
	Next plc	1,019,462	133,546
	Informa plc	11,371,938	125,063
	Sage Group plc	8,582,924	117,897
	Smith & Nephew plc	7,473,774	116,000
	Halma plc	3,238,940	113,251
	BT Group plc	53,992,616	107,017
	Rentokil Initial plc	21,563,288	105,442
	Intertek Group plc	1,375,547	95,102
	WPP plc	9,175,357	93,987
	Admiral Group plc	2,487,449	92,720
[2]	Auto Trader Group plc	7,624,078	88,631
	Marks & Spencer Group plc	17,432,793	86,998

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Associated British Foods plc	2,733,888	85,441
	United Utilities Group plc	5,826,988	81,696
	Severn Trent plc	2,255,569	79,855
	Antofagasta plc	2,958,322	79,741
	Pearson plc	5,703,626	77,537
	Barratt Developments plc	11,691,396	75,007
	DS Smith plc	11,762,971	72,742
	Mondi plc	3,773,124	71,974
	Centrica plc	44,754,873	70,003
	Melrose Industries plc (XLON)	11,157,311	68,189
	Diploma plc	1,145,222	68,078
	Kingfisher plc	15,726,287	67,871
	Croda International plc	1,194,067	67,467
	Intermediate Capital Group plc	2,257,797	67,422
	Smiths Group plc	2,961,646	66,557
	Taylor Wimpey plc	30,227,771	66,491
	Weir Group plc	2,221,778	64,563
	Whitbread plc	1,535,681	64,466
	Spirax Group plc	630,929	63,601
	Coca-Cola HBC AG	1,750,825	62,421
	J Sainsbury plc	15,439,742	61,100
	Persimmon plc	2,737,815	60,248
*	Wise plc Class A	6,421,916	57,744
	DCC plc	843,003	57,551
	Howden Joinery Group plc	4,689,496	56,988
	Beazley plc	5,528,587	56,459
	Rightmove plc	6,816,158	56,346
	Land Securities Group plc	6,371,821	55,544
	International Consolidated Airlines Group SA	19,982,127	54,889
	IMI plc	2,227,749	54,201
	Berkeley Group Holdings plc	846,451	53,539
	Entain plc	5,198,631	53,115
	M&G plc	18,544,195	51,439
	Hargreaves Lansdown plc	3,252,407	48,471
	Phoenix Group Holdings plc	6,413,714	48,040
	LondonMetric Property plc	16,837,711	46,293
	St. James's Place plc	4,699,476	46,168
	British Land Co. plc	7,904,783	46,059
*	Vistry Group plc	2,623,174	45,874
	Tritax Big Box REIT plc	21,101,497	45,038
	B&M European Value Retail SA	7,972,487	44,402
	JD Sports Fashion plc	21,334,347	43,990
	RS Group plc	4,030,986	43,812
	UNITE Group plc	3,460,092	43,577
[2]	ConvaTec Group plc	14,155,837	42,994
	Bellway plc	1,005,343	41,914
	Hiscox Ltd.	2,649,080	40,577
	Endeavour Mining plc	1,712,752	40,533
	Games Workshop Group plc	280,634	40,373
	Investec plc	5,272,658	40,130
	IG Group Holdings plc	3,157,263	38,837
	Greggs plc	874,918	36,603
	ITV plc	33,909,093	36,420
	Britvic plc	2,128,876	36,206
	Hikma Pharmaceuticals plc	1,381,071	35,341
	Inchcape plc	3,195,419	34,140
	Schroders plc	7,212,826	33,798
	Abrdn plc	15,438,085	33,699
	Rotork plc	7,352,154	32,924
	Johnson Matthey plc	1,575,813	32,136
	Spectris plc	862,780	31,531
	Derwent London plc	960,638	30,803
	Cranswick plc	457,994	30,784
	Tate & Lyle plc	3,357,612	30,708
	Burberry Group plc	3,035,718	28,468
	Drax Group plc	3,284,796	28,281
	Direct Line Insurance Group plc	11,231,752	28,176
	Man Group plc	9,939,107	28,174
*	Darktrace plc	3,618,531	27,948
[3]	Virgin Money UK plc	9,478,832	27,613

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Big Yellow Group plc	1,607,364	27,297
*	Playtech plc	2,636,388	26,472
*	Ocado Group plc	5,093,439	26,267
	International Distribution Services plc	5,688,918	26,018
	QinetiQ Group plc	4,288,330	25,842
	Balfour Beatty plc	4,408,006	25,467
	Shaftesbury Capital plc	12,713,992	25,080
	Softcat plc	1,111,686	23,087
*,2	Deliveroo plc	11,034,783	22,795
	Travis Perkins plc	1,802,724	22,444
	easyJet plc	3,182,186	22,162
	Safestore Holdings plc	1,828,090	22,020
	Serco Group plc	9,131,318	21,806
	WH Smith plc	1,113,017	21,749
	Grafton Group plc GDR	1,534,791	21,327
	Grainger plc	6,387,759	20,914
	TP ICAP Group plc	6,608,911	20,897
*	Carnival plc	1,239,584	20,431
[2]	Quilter plc	11,470,470	20,392
	Plus500 Ltd.	605,219	20,231
	Computacenter plc	599,805	19,849
	Lancashire Holdings Ltd.	2,078,413	19,090
	Centamin plc	9,738,897	19,088
[2]	JTC plc	1,341,362	19,015
	Hill & Smith plc	685,958	18,850
	Harbour Energy plc	5,275,166	18,815
	Paragon Banking Group plc	1,801,287	18,708
	Coats Group plc	13,628,760	18,347
	Savills plc	1,154,640	18,330
	Pennon Group plc	2,252,078	17,793
	Mitie Group plc	11,197,207	17,763
*,2	Trainline plc	3,947,853	17,508
	OSB Group plc	3,338,648	17,471
	Hammerson plc	4,082,350	17,330
	Hays plc	13,511,662	16,773
	Sirius Real Estate Ltd.	12,791,992	16,683
	Dunelm Group plc	1,075,674	16,606
	Pets at Home Group plc	4,034,165	16,488
	Just Group plc	8,851,958	16,452
	AJ Bell plc	2,720,448	16,392
	4imprint Group plc	237,934	15,965
[2]	Airtel Africa plc	10,283,293	15,735
	International Workplace Group plc	6,500,861	15,469
	Primary Health Properties plc	11,204,414	15,343
	Telecom Plus plc	610,499	15,112
	Genus plc	561,402	15,086
	Morgan Sindall Group plc	362,224	14,917
	Bank of Georgia Group plc	302,525	14,869
	Renishaw plc	292,027	14,650
	Great Portland Estates plc	3,038,841	14,470
	SSP Group plc	6,752,756	14,404
	Assura plc	25,062,045	14,222
	Bytes Technology Group plc (XLON)	2,027,280	14,083
	Energean plc	1,159,547	14,017
	Pagegroup plc	2,696,706	13,979
	Oxford Instruments plc	491,865	13,952
	Breedon Group plc	2,429,015	13,951
	Domino's Pizza Group plc	3,460,253	13,884
	Premier Foods plc	5,621,328	13,821
	Babcock International Group plc	2,150,573	13,585
	Genuit Group plc	2,117,084	13,564
	Keller Group plc	624,996	13,535
	Volution Group plc	1,647,106	13,470
	Rathbones Group plc	551,862	13,225
	Ascential plc	1,739,474	13,168
	Future plc	973,946	13,165
	TBC Bank Group plc	369,891	13,125
	Fresnillo plc	1,580,321	12,958
	MONY Group plc	4,561,502	12,915
[2]	Bridgepoint Group plc	2,763,910	12,764

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*,2	Watches of Switzerland Group plc	1,993,584	12,749
	Bodycote plc	1,560,743	12,607
	IntegraFin Holdings plc	2,529,334	12,582
	Clarkson plc	246,147	12,111
*	Helios Towers plc	7,849,645	12,036
	Chemring Group plc	2,336,917	11,438
*	Oxford Nanopore Technologies plc	5,282,313	11,209
*	Spirent Communications plc	4,845,000	11,050
	Elementis plc	4,968,735	10,836
	Supermarket Income REIT plc	10,752,975	10,785
	Ashmore Group plc	3,841,135	10,556
*	Indivior plc	1,067,534	10,530
	Firstgroup plc	5,296,886	10,362
	Workspace Group plc	1,186,722	10,291
	Kainos Group plc	849,022	9,999
*	John Wood Group plc	5,882,916	9,993
*	Currys plc	8,351,550	9,980
*	Frasers Group plc	894,673	9,977
	Zigup plc	1,925,846	9,921
*	Greencore Group plc	3,885,220	9,575
	Marshalls plc	2,137,721	9,535
	Victrex plc	730,513	9,475
*,2	Trustpilot Group plc	3,096,304	9,377
	Morgan Advanced Materials plc	2,496,627	9,255
	Dowlais Group plc	11,626,296	9,097
	Vesuvius plc	1,735,099	9,061
*	Mitchells & Butlers plc	2,205,952	8,762
	Hilton Food Group plc	720,670	8,680
[2]	Ibstock plc	3,312,492	8,217
*	Molten Ventures plc	1,493,163	8,074
*	Moonpig Group plc	2,866,283	7,845
	AG Barr plc	918,176	7,667
[2]	Spire Healthcare Group plc	2,408,731	7,591
	Rhi Magnesita NV	159,131	7,316
	Senior plc	3,552,685	7,265
*	J D Wetherspoon plc	726,100	7,209
	C&C Group plc	3,294,655	7,182
	Close Brothers Group plc	1,278,285	7,050
[2]	TI Fluid Systems plc	3,038,807	6,697
*	Hochschild Mining plc	2,716,493	6,678
	Ninety One plc	2,808,047	6,525
	NCC Group plc	2,604,120	6,192
[2]	Petershill Partners plc	2,141,505	5,991
	Balanced Commercial Property Trust Ltd.	4,539,585	5,774
*	THG plc	7,722,759	5,692
	Baltic Classifieds Group plc	1,397,135	5,673
	Crest Nicholson Holdings plc	2,173,682	5,605
*	IP Group plc	8,440,145	5,605
	Essentra plc	2,438,964	4,987
*	Auction Technology Group plc	834,240	4,681
	Wickes Group plc	1,986,006	4,643
	Diversified Energy Co. plc	398,242	4,506
	Picton Property Income Ltd.	4,485,715	4,472
	Jupiter Fund Management plc	3,682,115	4,282
*	Mobico Group plc	4,353,469	4,280
	Liontrust Asset Management plc	523,923	4,102
	FDM Group Holdings plc	756,634	3,893
*	AO World plc	2,558,233	3,855
	Halfords Group plc	1,869,350	3,762
[2]	CMC Markets plc	896,996	3,749
*	Alphawave IP Group plc	2,662,485	3,715
	Dr. Martens plc	4,822,779	3,639
*	PureTech Health plc	1,830,761	3,605
*,2	Aston Martin Lagonda Global Holdings plc	2,057,211	3,314
[2]	Bakkavor Group plc	1,516,461	3,178
	Helical plc	995,402	3,005
*	Synthomer plc	987,729	2,936
*,1	ASOS plc	497,808	2,851
*	Tullow Oil plc	9,929,737	2,844
*	Evoke plc	3,090,464	2,680

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	PZ Cussons plc	1,942,468	2,505
	Rank Group plc	1,704,750	2,062
	CLS Holdings plc	1,340,605	1,665
*,3	Home REIT plc	5,987,549	1,523
*	SIG plc	5,578,298	1,471
	Ithaca Energy plc	931,603	1,355
	Vanquis Banking Group plc	920,706	731
*,3	Evraz plc	4,134,463	—
*,3	NMC Health plc	510,606	—
*,2,3	Finablr plc	1,120,022	—
*,3	Carillion plc	2,500,529	—
			26,710,275
United States (0.0%)
	Gen Digital Inc.	91	2
Total Common Stocks (Cost $154,247,464)			204,372,077
Preferred Stocks (0.4%)
	Samsung Electronics Co. Ltd. Preference Shares	7,046,145	273,650
	Volkswagen AG Preference Shares	1,565,667	166,293
	Henkel AG & Co. KGaA Preference Shares	1,389,788	130,640
	Sartorius AG Preference Shares	214,128	60,208
	Bayerische Motoren Werke AG Preference Shares	487,215	40,433
	Hyundai Motor Co. Preference Shares (XKRX)	297,299	39,967
	FUCHS SE Preference Shares	558,949	27,161
	Hyundai Motor Co. Preference Shares	187,999	24,455
*	Grifols SA Preference Shares Class B (XMAD)	2,212,013	19,917
*	Telecom Italia SpA Preference Shares	39,297,316	12,493
	LG Chem Ltd. Preference Shares	65,464	12,161
	Sixt SE Preference Shares	144,550	8,428
	Danieli & C Officine Meccaniche SpA Preference Shares	314,690	7,553
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	29,961	6,292
	LG Electronics Inc. Preference Shares	153,165	5,839
	Draegerwerk AG & Co. KGaA Preference Shares	71,067	3,712
	Amorepacific Corp. (XKRX) Preference Shares	90,788	2,777
	Samsung SDI Co. Ltd. Preference Shares	15,739	2,708
	LG H&H Co. Ltd. Preference Shares	21,708	2,656
	Corem Property Group AB Preference Shares	84,944	2,412
	Daishin Securities Co. Ltd. Preference Shares	173,647	2,043
	CJ CheilJedang Corp. Preference Shares	18,855	1,991
	Hanwha Corp. Preference Shares	140,238	1,649
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	229,377	678
Total Preferred Stocks (Cost $833,621)			856,116
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ	70,191	1,394
*	Montea NV Exp. 10/3/24	157,419	142
*	Shinhan Alpha REIT Co. Ltd. Exp. 10/29/24	208,987	51
*	LOTTE REIT Co. Ltd. Exp. 11/5/24	191,860	—
Total Rights (Cost $1,129)			1,587
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/30	196,679	189
*,1	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	127,344	—
*,3	Constellation Software Inc. Exp. 3/31/40	152,472	—
Total Warrants (Cost $—)			189

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[4,5]	Vanguard Market Liquidity Fund, 5.014% (Cost $1,372,711)	13,733,010	1,373,301
Total Investments (99.8%) (Cost $156,454,925)			206,603,270
Other Assets and Liabilities—Net (0.2%)			378,334
Net Assets (100%)			206,981,604
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $657,673,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $3,383,515,000, representing 1.6% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $905,415,000 was received for securities on loan, of which $904,092,000 is held in Vanguard Market Liquidity Fund and $1,323,000 is held in cash.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	706	205,243	28
Euro Stoxx 50 Index	December 2024	9,653	540,485	15,802
FTSE 100 Index	December 2024	3,125	346,291	(2,129)
S&P ASX 200 Index	December 2024	1,560	223,952	2,925
S&P TSX 60 Index	December 2024	1,010	215,734	3,846
Topix Index	December 2024	2,178	401,201	12,644
				33,116

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	12/18/24	AUD	195,193	USD	130,102	4,953	—
BNP Paribas	12/18/24	AUD	61,081	USD	42,006	256	—
JPMorgan Chase Bank, N.A.	12/18/24	AUD	7,000	USD	4,814	29	—
BNP Paribas	12/18/24	CAD	220,207	USD	162,691	465	—
Royal Bank of Canada	12/18/24	EUR	240,956	USD	267,393	1,694	—
Bank of America, N.A.	12/18/24	EUR	80,319	USD	89,342	354	—
HSBC Bank plc	12/18/24	GBP	127,770	USD	167,229	3,561	—
Toronto-Dominion Bank	12/18/24	GBP	41,500	USD	55,462	12	—
Citibank, N.A.	12/18/24	GBP	275	USD	367	—	—
Standard Chartered Bank	12/18/24	HKD	67,487	USD	8,685	6	—
BNP Paribas	12/18/24	JPY	35,720,384	USD	252,646	—	(1,391)
JPMorgan Chase Bank, N.A.	12/18/24	JPY	7,841,060	USD	55,495	—	(342)
BNP Paribas	12/18/24	USD	80,968	AUD	120,286	—	(2,259)
State Street Bank & Trust Co.	12/18/24	USD	148,689	CHF	124,384	420	—
State Street Bank & Trust Co.	12/18/24	USD	147,882	CHF	124,384	—	(388)
HSBC Bank plc	12/18/24	USD	28,334	DKK	190,400	—	(216)
State Street Bank & Trust Co.	12/18/24	USD	168,772	JPY	24,186,122	—	(1,352)
BNP Paribas	12/18/24	USD	84,381	JPY	12,093,061	—	(680)
UBS AG	12/18/24	USD	84,377	JPY	12,093,061	—	(685)

Vanguard® Developed Markets Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	12/18/24	USD	48,145	KRW	64,286,126	—	(794)
Citibank, N.A.	12/18/24	USD	14,530	NOK	157,024	—	(355)
HSBC Bank plc	12/18/24	USD	40,142	SEK	414,519	—	(835)
State Street Bank & Trust Co.	12/18/24	USD	6,365	SGD	8,251	—	(80)
						11,750	(9,377)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ecopro BM Co. Ltd.	1/31/25	GSI	27,120	(2.684)	4,849	—
Hyundai Glovis Co. Ltd.	1/31/25	GSI	8,405	(0.934)	414	—
Hyundai Glovis Co. Ltd.	1/31/25	GSI	8,405	(0.934)	414	—
					5,677	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At September 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $15,791,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Vanguard® Developed Markets Index Fund
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Developed Markets Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	20,453,805	2	—	20,453,807
Common Stocks—Other	259,298	183,561,865	97,107	183,918,270
Preferred Stocks	—	856,116	—	856,116
Rights	142	51	1,394	1,587
Warrants	—	—	189	189
Temporary Cash Investments	1,373,301	—	—	1,373,301
Total	22,086,546	184,418,034	98,690	206,603,270
Derivative Financial Instruments
Assets
Futures Contracts[1]	35,245	—	—	35,245
Forward Currency Contracts	—	11,750	—	11,750
Swap Contracts	—	5,677	—	5,677
Total	35,245	17,427	—	52,672
Liabilities
Futures Contracts[1]	(2,129)	—	—	(2,129)
Forward Currency Contracts	—	(9,377)	—	(9,377)
Total	(2,129)	(9,377)	—	(11,506)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.